PRINCIPAL INVESTORS FUND, INC.



                                    CLASS J


 This Prospectus describes a mutual fund organized by Principal Life Insurance
                        Company/(R) /("Principal Life").


                 The date of this Prospectus is March 1, 2002.
As with all mutual funds, neither the Securities and Exchange Commission ("SEC") nor any State Securities Commission has approved or disapproved of these securities or determined if this prospectus is accurate or complete. It is a criminal offense to represent otherwise.

                               TABLE OF CONTENTS

Fund Description........................................................

 Stable Funds
  Capital Preservation Fund.............................................

  High Quality Short-Term Bond Fund.....................................

  Money Market Fund.....................................................


 Conservative Funds
  Bond & Mortgage Securities Fund.......................................

  Government Securities Fund............................................

  High Quality Intermediate-Term Bond Fund..............................

  High Quality Long-Term Bond Fund......................................


 Moderate Funds
  Balanced Fund.........................................................

  LargeCap Blend Fund...................................................

  LargeCap Growth Fund..................................................

  LargeCap S&P 500 Index Fund...........................................

  LargeCap Value Fund...................................................

  MidCap Value Fund.....................................................

  Partners LargeCap Blend Fund..........................................

  Partners LargeCap Growth Fund I.......................................

  Partners LargeCap Growth Fund II......................................

  Partners LargeCap Value Fund..........................................

  Partners MidCap Value Fund............................................


 Aggressive Funds
  MidCap Blend Fund.....................................................

  MidCap Growth Fund....................................................

  MidCap S&P 400 Index Fund.............................................

  Partners MidCap Blend Fund............................................

  Partners MidCap Growth Fund...........................................

  Partners SmallCap Growth Fund I.......................................

  Partners SmallCap Growth Fund II......................................

  Partners SmallCap Value Fund..........................................

  Real Estate Fund......................................................

  SmallCap Blend Fund...................................................

  SmallCap Growth Fund..................................................

  SmallCap S&P 600 Index Fund...........................................

  SmallCap Value Fund...................................................

  Technology Fund.......................................................


 Dynamic Funds
  European Fund.........................................................

  International Emerging Markets Fund...................................

  International Fund I..................................................

  International Fund II.................................................

  International SmallCap Fund...........................................

  Pacific Basin Fund....................................................


 Principal LifeTime Funds
  Principal LifeTime 2010 Fund..........................................

  Principal LifeTime 2020 Fund..........................................

  Principal LifeTime 2030 Fund..........................................

  Principal LifeTime 2040 Fund..........................................

  Principal LifeTime 2050 Fund..........................................

  Principal LifeTime Strategic Income Fund..............................



General Information

 The Costs of Investing.................................................

 Certain Investment Strategies and Related Risks........................

 Management, Organization and Capital Structure.........................

 Pricing of Fund Shares.................................................

 Purchase of Fund Shares................................................

 How to Redeem (Sell) Shares............................................

 How to Exchange Shares Among Principal Investors Funds.................

 Dividends and Distributions............................................

 General Information About a Fund Account...............................

 Financial Highlights...................................................

Additional Information..................................................

Appendix A..............................................................

Principal Life Insurance Company Master Individual Retirement Account
  Plan and Custody Agreement............................................


The Principal Investors Funds have been divided into categories. The working definition of each category is shown below:


STABLE
Investment options that historically have had lower earnings over longer periods of time and have not changed much in value over short periods of time as compared to the other categories. Examples are money market, some short-term bond and stable value investment options.

CONSERVATIVE
Investments, including government securities, mortgage-backed securities, and corporate bonds, that change in value as interest rates change. They are generally less volatile than stocks.

MODERATE
In general, these are stocks of large U.S. companies. In the past, they have been more volatile than corporate and government bonds. Balanced investments (that include both stocks and bonds) are also considered to be moderate investment options.

AGGRESSIVE
Although there are exceptions, these investments are generally stocks of small and medium-size U.S. companies. These investments can change in value very quickly over short time periods.

DYNAMIC
In general, theses are stocks of foreign companies. These investments have additional risks associated with foreign investing, such as currency risk, and can change in value very quickly over short-term periods.

PRINCIPAL LIFETIME
The Principal LifeTime Funds invest in a combination of Principal Investors Funds (the underlying funds). Each Principal LifeTime Fund may invest in the equity, fixed-income and money market funds and allocates its assets among the underlying funds according to an asset allocation strategy. The Principal LifeTime Strategic Income Fund is designed for investors already in retirement. Each of the other Principal LifeTime Funds seek to become increasingly conservative as the Fund approaches its target retirement date.
   For example: The Principal LifeTime 2030 Fund, with a target retirement year that is nearly 30 years away, has a relatively aggressive target asset allocation. The Principal LifeTime 2010 Fund, with a target retirement year that is less than ten years away, has a relatively conservative target asset allocation.

FUND DESCRIPTIONS


Principal Investors Fund, Inc. is comprised of many investment portfolios ("Funds"). Principal Management Corporation*, the "Manager" of each of the Funds, seeks to provide a broad range of investment approaches through the Principal Investors Fund.


The Manager has selected a Sub-Advisor for each Fund based on the Sub-Advisor's experience with the investment strategy for which it was selected. The Sub-Advisor for each Fund is shown with the Fund's description on the following pages.


The Sub-Advisors are:
.. Alliance Capital Management L.P. through its Bernstein Investment Research and
  Management unit ("Bernstein")
.. American Century Investment Management, Inc. ("American Century")
.. Ark Asset Management Co., Inc. ("Ark Asset")
.. Federated Investment Management Company ("Federated")
.. Invista Capital Management, LLC/(R)/ ("Invista")*
.. Morgan Stanley Asset Management ("Morgan Stanley")
.. Neuberger Berman Management Inc. ("Neuberger Berman")
.. Principal Capital Global Investors Limited, doing business as BT Funds
  Management ("BT Funds Management")*
.. Principal Capital Income Investors, LLC ("Principal Capital - II")*
.. Principal Capital Real Estate Investors, LLC ("Principal Capital - REI")*
.. Turner Investment Partners, Inc. ("Turner")
  * BT Funds Management, Invista, Principal Capital - II, Principal Capital - REI, Principal Management Corporation, Princor Financial Services
    Corporation ("Princor") and Principal Life are members of the Principal Financial Group/(R)/.


CLASS J SHARES
Class J shares of each of these Funds are available through this Prospectus. This class is currently available only through:
.. registered representatives of Princor Financial Services Corporation
  ("Princor")* who are also employees of Principal Life (These registered representatives are sales counselors of Principal Connection, a distribution channel used to directly market certain products and services of the companies of the Principal Financial Group.); and
.. registered representatives of Princor selling Class J shares as a result of certain plan or contract terminations.

Class J shares are offered only:
.. to individuals (and his/her spouse) who receive lump sum distributions from terminating retirement or employee welfare benefit plans or contracts sponsored by Principal Life; and
.. to customers of Principal Connection.

Class J shares of the Capital Preservation Fund are offered only to fund an Individual Retirement Account (IRA), Simplified Employee Pension ("SEP") plan and Savings Incentive Match Plan for Employees ("SIMPLE").


For more information about Class J shares of the Funds, please call the Connection at 1-800-247-8000, extension 411.


In the description for each Fund, there is important information about the
Fund's:


MAIN STRATEGIES AND RISKS
These sections summarize how each Fund intends to achieve its investment objective. The Fund's primary investment strategy (including the type or types of securities in which the Fund invests) is discussed. In addition, there is a discussion of any policy of the Fund to concentrate in securities of issuers in a particular industry or group of industries.

A description of the main risks is included with the discussion of each Fund. A full discussion of risks appears later in the Prospectus under the caption "Certain Investment Strategies and Related Risks."

Each Fund is designed to be a portion of an investor's portfolio. None of the Funds is intended to be a complete investment program. Investors should consider the risks of each Fund before making an investment and be prepared to maintain the investment during periods of adverse market conditions.


INVESTMENT RESULTS
A bar chart and a table are included with each Fund that has annual returns for a full calendar year. They show the Fund's annual returns and its long-term performance. The chart shows how the Fund's performance has varied from year-to-year. The table compares the Fund's performance over time to that of:
.. a broad based securities market index (An index measures the market price of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.); and
.. an average of mutual funds with a similar investment objective and management style. The averages used are prepared by independent statistical services.

A Fund's past performance is not necessarily an indication of how the Fund will perform in the future.


Call the Principal Investors Fund at 1-800-247-4123 to get the current 7-day yield for the Money Market Fund.


FEES AND EXPENSES
The annual operating expenses for each Fund are deducted from that Fund's assets (stated as a percentage of Fund assets) and are shown as of the end of the most recent fiscal year. A Fund's operating expenses are shown with each Fund. A discussion of the fees is found in the section of the Prospectus titled "The Costs of Investing."

The examples are intended to help you compare the cost of investing in a particular Fund with the cost of investing in other mutual funds. The examples assume you invest $10,000 in a Fund for the time periods indicated. The examples also assume that your investment has a 5% total return each year and that the Fund's operating expenses are the same as the expenses shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be as shown.


NOTES:

.. No salesperson, dealer or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations not contained in this Prospectus may not be relied upon as having been made by the Principal Investors Fund, a Fund, the Manager or any Sub-Advisor.
.. Investments in these Funds are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CAPITAL PRESERVATION FUND
The Fund seeks a high level of current income while seeking to maintain a stable value per share.

MAIN STRATEGIES
The Fund pursues its investment objective by investing in a diversified portfolio of investment grade fixed-income securities, money market instruments, futures, options and other instruments and by entering into contracts ("wrapper agreements") with financial institutions, such as banks and insurance companies. Under most circumstances and over most time periods, the combination of portfolio securities and wrapper agreements is expected to provide:
.. a constant net asset value per share, and .. a rate of return that is higher than most money market mutual funds.
However, there is no guarantee that either of these goals will be achieved.

Under normal circumstances, the Fund invests at least 80% of its assets in fixed-income securities of short to intermediate term maturities rated, at the time of purchase, in one of the top four categories by Standard & Poor's Rating Service or Moody's Investors Service, Inc. or, if not rated, in the opinion of the Sub-Advisor, Principal Capital - II, are of comparable quality. In the event that a particular security is downgraded after purchase, Principal Capital - II will determine if it should be maintained in the portfolio or sold. Under normal circumstances, the Fund will not maintain more than 5% of its assets in non-investment grade fixed-income securities.


The rest of the Fund's assets are invested in: cash or other liquid assets; futures contracts; repurchase agreements; swap agreements; options; when-issued securities; delayed delivery securities; and wrapper agreements. Principal Capital - II may also use certain financing techniques such as reverse repurchase agreements. Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

The average portfolio duration of the Fund normally ranges from 2 to 4 years. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change in 1% of the Fund's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.


MAIN RISKS
All fixed-income securities have certain risks:
.. credit risk - the possibility that the issuer does not make timely payments of principle or interest;
.. interest rate risk - the possibility that the price of the security fluctuates due to changing interest rates; and
.. income risk - the possibility that the Fund's income will decline when its assets are reinvested when market interest rates are falling.

The value of the securities owned by the Fund fluctuates based on these risks. Principal Capital - II attempts to manage the Fund's assets to minimize these risks. In addition, the Fund invests in wrapper agreements. It is expected that under normal circumstances, the value of the wrapper agreements will fluctuate in inverse proportion to the fluctuations in the value of the securities owned by the Fund. However, there is no assurance that the Fund will be able to maintain a stable value per share.


A wrapper agreement is a contract that, under specified circumstances, requires that the wrap provider maintain a stable book value on a portion of the Fund's assets. The book value of those assets is: purchase price of the assets plus interest on those assets at a crediting rate specified in the wrapper agreement less an adjustment for impaired investments.


The Fund pays premiums to purchase wrapper agreements. These costs may reduce the Fund's investment return as compared to the return on a direct investment in the securities owned by the Fund. The wrapper may not protect the Fund if:
.. an issuer of a portfolio security defaults on payment of principal or interest;
.. the issuer of a wrapper agreement defaults on its obligations;

.. the Fund is not able to obtain a wrapper agreement for all assets it owns; or .. the Board of Directors determines that a wrapper agreement should be valued at a lower value than would be sufficient to maintain the Fund's stable value per share.
Any of these circumstances could result in a decline in the net asset value of a share of the Fund. Principal Capital - II may use various investment techniques to reduce the Fund's risks, but there is no guarantee that the strategies will work as intended.

The Fund is not a money market fund. Assets of the Fund have longer average maturities than those of a money market fund. Because a money market fund has a shorter average maturity, its yield more closely tracks current market rates than the Fund's. In a rising interest rate environment, a money market fund's yield will rise more quickly than that of the Fund. However, in a falling interest rate environment, the money market's yield may fall more quickly than the Fund's. Over the long-term, fixed-income securities such as those purchased by the Fund have historically offered higher yields than short-term investments.


The nature of the Fund's investments - particularly the wrapper agreements - is intended to stabilize the value per share. However, as with all mutual funds, the value of the Fund's shares may rise or fall. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is designed for investors seeking preservation and stability of principal and a level of current income higher than money market funds over most time periods. It is not in itself a balanced investment plan.

Investors should consider their investment objective and tolerance for risk when making an investment decision. A plan offering investments in the Fund must impose certain restrictions on the ability of a plan participant to exchange shares for similar investment options.

As the inception date of the Fund is June 2001, only limited historical performance data is available. The year-to-date return as of December 31, 2001 is 1.93%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS   LIFE OF FUND
 CLASS J (BEFORE TAXES)      N/A           N/A           N/A            0.93
     (AFTER TAXES ON
     DISTRIBUTIONS)....      N/A           N/A           N/A            0.17
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...      N/A           N/A           N/A            0.56
 Lehman Brothers Mutual
 Fund U.S. Government
 1-3 Year Index .......     8.53          6.64          6.03
 Morningstar Short-Term
 Bond Category.........     7.32          5.99          5.89
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The Fund's SEC effective date was June 15, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                                CLASS J
 Management Fees........................          0.52
 12b-1 Fees.............................          0.50
 Wrapper Agreement Premiums.............          0.12
 Other Expenses.........................          2.66
                                                  ----
           TOTAL FUND OPERATING EXPENSES          3.80
 Fee Reduction and/or Expense
 Reimbursement*.........................          2.20
                                                  ----
                            NET EXPENSES          1.60
 *The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund (including up to 0.04% of the wrapper agreement premiums) for an indefinite period to insure the Net Expenses will not exceed 1.60%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement at any time.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                            IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ------------------------------------------------------------------------------------------------------------------
                                                          NUMBER OF YEARS YOU OWN YOUR SHARES
 ------------------------------------------------------------------------------------------------------------------
                                            1        3        5         10            1       3       5          10
 CLASS J                               $266     $505     $871     $1,900          $163    $505    $871     $1,900

HIGH QUALITY SHORT-TERM BOND FUND
The Fund seeks to provide current income.

MAIN STRATEGIES
The Fund invests primarily in high quality, short-term fixed-income securities. The Fund considers the term "bond" to mean any debt security. Under normal circumstances, it invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
.. debt securities of U.S. issuers rated in the three highest grades by Standard
  & Poor's Rating Service or Moody's Investors Service, Inc. or, if unrated, in the opinion of the Sub-Advisor, Principal Capital - II, of comparable quality; and
.. mortgage-backed securities representing an interest in a pool of mortgage loans.

The rest of the Fund's assets are invested in securities in the fourth highest rating category or their equivalent. Securities in the fourth highest category are "investment grade." While they are considered to have adequate capacity to pay interest and repay principal, they do have speculative characteristics. Changes in economic and other conditions are more likely to affect the ability of the issuer to make principal and interest payments than is the case with issuers of higher rated securities.


Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.


MAIN RISKS
The Fund may invest in corporate fixed-income securities. When interest rates fall, the price of such securities rise and when interest rates rise, the price declines. In addition, the value of the corporate debt securities held by the Fund may be affected by factors such as credit rating of the entity that issued the security and its maturity. Lower quality and longer maturity securities will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity securities.

Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.


Under normal circumstances, the Fund maintains a dollar-weighted average maturity of not more than four years. In determining the average maturity of the Fund's assets, the maturity date of callable or prepayable securities may be adjusted to reflect Principal Capital - II's judgment regarding the likelihood of the security being called or prepaid.


The average portfolio duration of the Fund normally is less than three years and is based on Principal Capital - II's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the Fund's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.


As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking diversification by investing in a fixed-income mutual fund.

As the inception date of Class J of the Fund is March 2001, only limited historical performance data is available. The year-to-date return as of December 31, 2001 is 3.94%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS   LIFE OF FUND
 CLASS J (BEFORE TAXES)      N/A           N/A           N/A            2.95
     (AFTER TAXES ON
     DISTRIBUTIONS)....      N/A           N/A           N/A            0.96
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...      N/A           N/A           N/A            1.78
 Lehman Brothers Mutual
 Fund 1-5 Gov't./Credit
 Index ................     9.03          6.92          6.49
 Morningstar Short-Term
 Bond Category.........     7.32          5.99          5.89
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                                CLASS J
 Management Fees........................          0.40
 12b-1 Fees.............................          0.50
 Other Expenses.........................          7.91
                                                  ----
           TOTAL FUND OPERATING EXPENSES          8.81
 Fee Reduction and/or Expense
 Reimbursement..........................          7.50
                                                  ----
                            NET EXPENSES          1.31
 *The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to insure the
  Net Expenses will not exceed 1.35%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement at any time.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                            IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ------------------------------------------------------------------------------------------------------------------
                                                          NUMBER OF YEARS YOU OWN YOUR SHARES
 ------------------------------------------------------------------------------------------------------------------
                                            1        3        5         10            1       3       5          10
 CLASS J                               $237     $415     $718     $1,579          $133    $415    $718     $1,579

MONEY MARKET FUND
The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

MAIN STRATEGIES
The Fund invests its assets in a portfolio of high quality, short-term money market instruments. The investments are U.S. dollar denominated securities which the Sub-Advisor, Principal Capital - II, believes present minimal credit risks. At the time the Fund purchases each security, it is an "eligible security" as defined in the regulations issued under the Investment Company Act of 1940, as amended.

The Fund maintains a dollar weighted average portfolio maturity of 90 days or less. It intends to hold its investments until maturity. However, the Fund may sell a security before it matures:
.. to take advantage of market variations;
.. to generate cash to cover sales of Fund shares by its shareholders; or .. upon revised credit opinions of the security's issuer.
The sale of a security by the Fund before maturity may not be in the best interest of the Fund. The sale of portfolio securities is usually a taxable event. The Fund does have an ability to borrow money to cover the sale of Fund shares.

It is the policy of the Fund to be as fully invested as possible to maximize current income. Securities in which the Fund invests include:
.. securities issued or guaranteed by the U.S. Government, including treasury bills, notes and bonds;
.. securities issued or guaranteed by agencies or instrumentalities of the U.S.
  Government. These are backed either by the full faith and credit of the U.S. Government or by the credit of the particular agency or instrumentality;
.. bank obligations including:
  . certificates of deposit which generally are negotiable certificates against funds deposited in a commercial bank; or . bankers acceptances which are time drafts drawn on a commercial bank, usually in connection with international commercial transactions.
.. commercial paper which is short-term promissory notes issued by U.S. or foreign corporations primarily to finance short-term credit needs;
.. corporate debt consisting of notes, bonds or debentures which at the time of purchase by the Fund has 397 days or less remaining to maturity;
.. repurchase agreements under which securities are purchased with an agreement by the seller to repurchase the security at the same price plus interest at a specified rate. Generally these have a short maturity (less than a week) but may also have a longer maturity; and
.. taxable municipal obligations which are short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

Among the certificates of deposit typically held by the Fund are Eurodollar and Yankee obligations which are issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Eurodollar and Yankee obligations have risks similar to U.S. money market instruments, such as income risk and credit risk. Other risks of Eurodollar and Yankee obligations include the possibilities that: a foreign government will not let U.S. dollar-denominated assets leave the country; the banks that issue Eurodollar obligations may not be subject to the same regulations as U.S. banks; and adverse political or economic developments will affect investments in a foreign country. Before the Sub-Advisor selects a Eurodollar or Yankee obligation, however, the foreign issuer undergoes the same credit-quality analysis and tests of financial strength as an issuer of domestic securities.


MAIN RISKS
As with all mutual funds, the value of the Fund's assets may rise or fall. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking monthly dividends without incurring much principal risk.

As the inception date of Class J of the Fund is March 2001, only limited historical performance data is available. The year-to-date return as of December 31, 2001 is 2.33%. To obtain the Fund's current yield, call 1-800-247-4123.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS J...............      N/A          N/A            N/A             1.33
 * The SEC effective date for Class J was March 1, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................          0.40
 12b-1 Fees........................          0.50
 Other Expenses....................          1.90
                                             ----
      TOTAL FUND OPERATING EXPENSES          2.80
 Fee Reduction and/or Expense
 Reimbursement.....................          1.49
                                             ----
                       NET EXPENSES          1.31
 *The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to insure the
  Net Expenses will not exceed 1.35%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement at any time.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                            IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ------------------------------------------------------------------------------------------------------------------
                                                          NUMBER OF YEARS YOU OWN YOUR SHARES
 ------------------------------------------------------------------------------------------------------------------
                                            1        3        5         10            1       3       5          10
 CLASS J                               $237     $415     $718     $1,579          $133    $415    $718     $1,579

BOND & MORTGAGE SECURITIES FUND
The Fund seeks to provide current income.

MAIN STRATEGIES
The Fund invests primarily in intermediate maturity fixed-income or debt securities rated BBB or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
.. mortgage-backed securities representing an interest in a pool of mortgage loans;
.. debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top four categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, Principal Capital - II, of comparable quality; and
.. securities issued or guaranteed by the governments of Canada (Provincial or Federal Government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
.. preferred and common stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
.. securities rated less than the four highest grades of S&P or Moody's but not lower than BB- (S&P) or Ba3 (Moody's) (i.e. less than investment grade). Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

MAIN RISKS
The average portfolio duration of the Fund normally varies within a three- to six-year time frame based on Principal
Capital - II's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the Fund's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.


When interest rates fall, the price of a debt security rises and when interest rates rise, the price declines. In addition, the value of securities held by the Fund may be affected by factors such as credit rating of the entity that issued the security and its maturity. Lower quality and longer maturity securities will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity securities.


Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.


As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking diversification by investing in a fixed-income mutual fund.

As the inception date of Class J of the Fund is March 2001, only limited historical performance data is available. The year-to-date return as of December 31, 2001 is 3.85%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS   LIFE OF FUND
 CLASS J (BEFORE TAXES)      N/A           N/A           N/A            2.86
     (AFTER TAXES ON
     DISTRIBUTIONS) ...      N/A           N/A           N/A            1.14
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...      N/A           N/A           N/A            1.73
 Lehman Brothers
 Aggregate Bond Index .     8.42          7.43          7.23
 Morningstar
 Intermediate-Term Bond
 Category .............     7.36          6.29          6.70
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                             CLASS J
 Management Fees...................           0.55
 12b-1 Fees........................           0.50
 Other Expenses....................           2.27
                                              ----
       TOTAL FUND OPERATING EXPENSES          3.32
 Fee Reduction and/or Expense
 Reimbursement......................          1.84
                                              ----
                        NET EXPENSES          1.48
 *The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to insure the
  Net Expenses will not exceed 1.50%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement at any time.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                            IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ------------------------------------------------------------------------------------------------------------------
                                                          NUMBER OF YEARS YOU OWN YOUR SHARES
 ------------------------------------------------------------------------------------------------------------------
                                            1        3        5         10            1       3       5          10
 CLASS J                               $254     $468     $808     $1,768          $151    $468    $808     $1,768

GOVERNMENT SECURITIES FUND
The Fund seeks to provide current income.

MAIN STRATEGIES
The Fund seeks to achieve its investment objective by investing primarily (at least 80% of its assets) in securities that are issued by the U.S. Government, its agencies or instrumentalities. The Fund may invest in mortgage-backed securities representing an interest in a pool of mortgage loans. These securities are rated AAA by Standard & Poor's Corporation or Aaa by Moody's Investor Services, Inc. or, if unrated, determined by the Sub-Advisor, Principal Capital - II, to be of equivalent quality.

The Fund relies on the professional judgment of Principal Capital - II to make decisions about the Fund's portfolio securities. The basic investment philosophy of Principal Capital - II is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when Principal Capital - II believes they no longer represent good long-term value.


The Fund may also hold cash and cash equivalents. The size of the Fund's cash position depends on various factors, including market conditions and purchases and redemptions of Fund shares. A large cash position could impact the ability of the Fund to achieve its objective but it also would reduce the Fund's exposure in the event of a market downturn and provide liquidity to make additional investments or to meet redemptions.


MAIN RISKS
U.S. Government securities do not involve the degree of credit risk associated with investments in lower quality fixed-income securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from many other fixed-income securities. Like other fixed-income securities, the values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities do not affect interest income on securities already held by the Fund, but are reflected in the Fund's price per share. Since the magnitude of these fluctuations generally is greater at times when the Fund's average maturity is longer, under certain market conditions the Fund may invest in short-term investments yielding lower current income rather than investing in higher yielding longer term securities.

Mortgage-backed securities are subject to prepayment risk. Prepayments, unscheduled principal payments, may result from voluntary prepayment, refinancing or foreclosure of the underlying mortgage. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates and potentially increasing the volatility of the fund.


In addition, prepayments may cause losses on securities purchased at a premium (dollar amount by which the price of the bond exceeds its face value). At times, mortgage-backed securities may have higher than market interest rates and are purchased at a premium. Unscheduled prepayments are made at par and cause the Fund to experience a loss of some or all of the premium.


Although some of the securities the Fund purchases are backed by the U.S. government and its agencies, shares of the Fund are not guaranteed. When interest rates fall, the value of the Fund's shares rises, and when rates rise, the value declines. Because of the fluctuation in values of the Fund's shares, if shares are sold when their value is less than the price paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking diversification by investing in a fixed-income mutual fund.

As the inception date of Class J of the Fund is March 2001, only limited historical performance data is available. The year-to-date return as of December 31, 2001 is 4.25%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS   LIFE OF FUND
 CLASS J (BEFORE TAXES)      N/A           N/A           N/A            3.25
     (AFTER TAXES ON
     DISTRIBUTIONS)....      N/A           N/A           N/A            1.65
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...      N/A           N/A           N/A            1.96
 Lehman Brothers
 Mortgage Backed
 Securities Index......     8.22          7.49          7.10
 Morningstar
 Intermediate
 Government Category...     6.84          6.33          6.21
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                             CLASS J
 Management Fees....................          0.40
 12b-1 Fees.........................          0.50
 Other Expenses.....................          3.33
                                              ----
       TOTAL FUND OPERATING EXPENSES          4.23
 Fee Reduction and/or Expense
 Reimbursement......................          2.91
                                              ----
                        NET EXPENSES          1.32
 *The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to insure the
  Net Expenses will not exceed 1.35%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement at any time.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                            IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ------------------------------------------------------------------------------------------------------------------
                                                          NUMBER OF YEARS YOU OWN YOUR SHARES
 ------------------------------------------------------------------------------------------------------------------
                                            1        3        5         10            1       3       5          10
 CLASS J                               $238     $418     $723     $1,590          $134    $418    $723     $1,590

HIGH QUALITY INTERMEDIATE-TERM BOND FUND
The Fund seeks to provide current income.

MAIN STRATEGIES
The Fund invests primarily in intermediate term fixed-income securities rated A or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
.. mortgage-backed securities representing an interest in a pool of mortgage loans;
.. debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top three categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, Principal Capital - II, of comparable quality; and
.. securities issued or guaranteed by the governments of Canada (Provincial or Federal Government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
.. common stock and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
.. securities rated less than the three highest grades of S&P or Moody's but not lower than BBB- (S&P) or BAA3 (Moody's) (i.e. less than investment grade). Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

MAIN RISKS
The average portfolio duration of the Fund normally varies within a three- to six-year time frame based on Principal Capital - II's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the Fund's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Although some of the securities the Fund purchases are backed by the U.S. government and its agencies, shares of the Fund are not guaranteed. The values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities do not affect interest income on securities already held by the Fund, but are reflected in the Fund's price per share.


Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest. This may increase the volatility of the Fund.


When interest rates fall, the price of a bond rises and when interest rates rise, the price declines. In addition, the value of securities held by the Fund may be affected by factors such as credit rating of the entity that issued the bond and effective maturities of the bond. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds.


As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking diversification by investing in a fixed-income mutual fund.

As the inception date of Class J of the Fund is March 2001, only limited historical performance data is available. The year-to-date return as of December 31, 2001 is 3.99%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS   LIFE OF FUND
 CLASS J (BEFORE TAXES)      N/A           N/A           N/A            3.00
     (AFTER TAXES ON
     DISTRIBUTIONS)....      N/A           N/A           N/A            1.04
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...      N/A           N/A           N/A            1.81
 Lehman Brothers
 Aggregate Bond Index .     8.42          7.43          7.23
 Morningstar
 Intermediate-Term Bond
 Category .............     7.36          6.29          6.70
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                             CLASS J
 Management Fees....................          0.40
 12b-1 Fees.........................          0.50
 Other Expenses.....................          7.34
                                              ----
       TOTAL FUND OPERATING EXPENSES          8.24
 Fee Reduction and/or Expense
 Reimbursement......................          6.91
                                              ----
                        NET EXPENSES          1.33
 *The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to insure the
  Net Expenses will not exceed 1.35%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement at any time.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                            IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ------------------------------------------------------------------------------------------------------------------
                                                          NUMBER OF YEARS YOU OWN YOUR SHARES
 ------------------------------------------------------------------------------------------------------------------
                                            1        3        5         10            1       3     5          10
 CLASS J                               $239     $421     $729     $1,601          $135    $421    $729     $1,601

HIGH QUALITY LONG-TERM BOND FUND
The Fund seeks to provide current income.

MAIN STRATEGIES
The Fund invests primarily in long-term fixed-income securities rated A or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
.. mortgage-backed securities representing an interest in a pool of mortgage loans;
.. debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top three categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, Principal Capital - II, of comparable quality; and
.. securities issued or guaranteed by the governments of Canada (Provincial or Federal Government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
.. common stock and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
.. securities rated less than the three highest grades of S&P or Moody's but not lower than BBB- (S&P) or BAA3 (Moody's) (i.e., less than investment grade). Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

MAIN RISKS
The average portfolio duration of the Fund normally is greater than six years and is based on Principal Capital - II's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is six years, a change of 1% in the Fund's yield results in a change of approximately 6% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Although some of the securities the Fund purchases are backed by the U.S. government and its agencies, shares of the Fund are not guaranteed. The values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities do not affect interest income on securities already held by the Fund, but are reflected in the Fund's price per share.


When interest rates fall, the price of a bond rises and when interest rates rise, the price declines. In addition, the value of securities held by the Fund may be affected by factors such as credit rating of the entity that issued the bond and effective maturities of the bond. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds.


As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking diversification by investing in a fixed-income mutual fund.

As the inception date of Class J of the Fund is March 2001, only limited historical performance data is available. The year-to-date return as of December 31, 2001 is 3.13%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS   LIFE OF FUND
 CLASS J (BEFORE TAXES)      N/A           N/A           N/A            2.15
     (AFTER TAXES ON
     DISTRIBUTIONS)....      N/A           N/A           N/A            0.19
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...      N/A           N/A           N/A            1.30
 Lehman Brothers Long
 Term Gov't./Credit
 Bond Index............     7.26          8.05          8.42
 Morningstar Long-Term
 Bond Category.........     7.51          6.09          7.08
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                             CLASS J
 Management Fees....................          0.40
 12b-1 Fees.........................          0.50
 Other Expenses.....................          7.91
                                              ----
       TOTAL FUND OPERATING EXPENSES          8.81
 Fee Reduction and/or Expense
 Reimbursement......................          7.49
                                              ----
                        NET EXPENSES          1.32
 *The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to insure the
  Net Expenses will not exceed 1.35%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement at any time.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                            IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ------------------------------------------------------------------------------------------------------------------
                                                          NUMBER OF YEARS YOU OWN YOUR SHARES
 ------------------------------------------------------------------------------------------------------------------
                                            1        3        5         10            1       3     5          10
 CLASS J                               $238     $418     $723     $1,590          $134    $418    $723     $1,590

BALANCED FUND
The Fund seeks to generate a total return consisting of current income and long-term growth of capital.

MAIN STRATEGIES
The Fund seeks growth of capital and current income by investing primarily in common stocks and corporate bonds. It may also invest in other equity securities, government bonds and notes (obligations of the U.S. government or its agencies or instrumentalities) and cash. Though the percentages in each category are not fixed, common stocks generally represent 40% to 70% of the Fund's assets. The remainder of the Fund's assets is invested in bonds and cash.

Invista serves as Sub-Advisor for the portion of the Fund's portfolio that is invested in equity securities. In making its selection Invista looks for companies that have predictable earnings and which, based on growth prospects, it believes are undervalued in the marketplace. Invista buys stocks with the objective of long-term capital appreciation. From time to time, Invista purchases stocks with the expectation of price appreciation over the short-term. In response to changes in economic conditions, Invista may change the make-up of the portfolio and emphasize different market sectors by buying and selling the portfolio's stocks. The Fund may invest up to 25% of its assets in securities of foreign companies.


Principal Capital - II serves as Sub-Advisor for the portion of the Fund's portfolio that is invested in fixed-income securities. Fixed-income securities are purchased to generate income and for capital appreciation purposes when Principal Capital - II thinks that declining interest rates may increase market value. Deep discount bonds (those which sell at a substantial discount from their face amount) are also purchased to generate capital appreciation. The Fund may invest in bonds with speculative characteristics but does not intend to invest more than 5% of its assets in securities rated below BBB by Standard & Poor's Rating Service or Baa by Moody's Investors Service, Inc. Fixed-income securities that are not investment grade are commonly referred to as "junk bonds" or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.


MAIN RISKS
The value of the stocks owned by the Fund changes on a daily basis. Stock prices reflect the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Fixed-income security values change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political or financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.


Because the Fund invests in both stocks and bonds, the Fund may under-perform stock funds when stocks are in favor and under-perform bond funds when bonds are in favor. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking current income as well as long-term growth of capital.

As the inception date of Class J of the Fund is March 2001, only limited historical performance data is available. The year-to-date return as of December 31, 2001 is -2.27%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS   LIFE OF FUND
 CLASS J (BEFORE TAXES)       N/A          N/A            N/A          -3.24
     (AFTER TAXES ON
     DISTRIBUTIONS)....       N/A          N/A            N/A          -3.74
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...       N/A          N/A            N/A          -1.97
 S&P 500 Index ........    -11.88        10.70          12.93
 Lehman Brothers
 Aggregate Bond Index .      8.42         7.43           7.23
 Morningstar Domestic
 Hybrid Category.......     -4.01         7.01           8.98
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                                CLASS J
 Management Fees........................          0.50
 12b-1 Fees.............................          0.50
 Other Expenses.........................          3.85
                                                  ----
           TOTAL FUND OPERATING EXPENSES          4.85
 Fee Reduction and/or Expense
 Reimbursement..........................          3.43
                                                  ----
                            NET EXPENSES          1.42
 *The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to insure the
  Net Expenses will not exceed 1.45%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement at any time.



 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                            IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ------------------------------------------------------------------------------------------------------------------
                                                          NUMBER OF YEARS YOU OWN YOUR SHARES
 ------------------------------------------------------------------------------------------------------------------
                                            1        3        5         10            1       3     5          10
 CLASS J                               $248     $449     $776     $1,702          $145    $449    $776     $1,702

LARGECAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizationS (those with market capitalizations similar to companies in the S&P 500 Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Invista, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Invista does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.


Invista uses a bottom-up approach in its selection of individual securities. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's estimation of forward-looking rates of return. Up to 25% of Fund assets may be invested in foreign securities.


Invista focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign securities carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may under-perform compared to other market segments or to the equity markets as a whole. Because certain of the securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, they may also involve greater risk than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.

As the inception date of Class J of the Fund is March 2001, only limited historical performance data is available. The year-to-date return as of December 31, 2001 is -9.91%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS J (BEFORE TAXES)       N/A          N/A            N/A           -10.81
     (AFTER TAXES ON
     DISTRIBUTIONS)....       N/A          N/A            N/A           -10.85
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...       N/A          N/A            N/A            -6.59
 S&P 500 Index ........    -11.88        10.70          12.93
 Morningstar Large
 Blend Category........    -13.68         8.87          11.31
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................          0.45
 12b-1 Fees........................          0.50
 Other Expenses....................          1.56
                                             ----
      TOTAL FUND OPERATING EXPENSES          2.51
 Fee Reduction and/or Expense
 Reimbursement.....................          1.15
                                             ----
                       NET EXPENSES          1.36
 *The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to insure the
  Net Expenses will not exceed 1.40%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement at any time.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                            IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ------------------------------------------------------------------------------------------------------------------
                                                          NUMBER OF YEARS YOU OWN YOUR SHARES
 ------------------------------------------------------------------------------------------------------------------
                                            1        3        5         10            1       3     5          10
 CLASS J                               $242     $431     $745     $1,635          $138    $431    $745     $1,635

LARGECAP GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks and other equity securities of large capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizationS (those with market capitalizations similar to companies in the Russell 1000 Growth Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, Invista, uses a bottom-up approach in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's assessment of current and future sales growth and operating margins. Companies meeting these criteria typically have progressed beyond the development stage and are focused on growing the business. Up to 25% of Fund assets may be invested in foreign securities.


Invista places strong emphasis on companies it believes are guided by high quality management teams with a proven ability to execute. In addition, the Fund attempts to identify and emphasize those companies that are market leaders possessing the ability to control pricing and margins in their respective industries. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization growth stocks, may under-perform compared to other market segments or to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

As the inception date of Class J of the Fund is March 2001, only limited historical performance data is available. The year-to-date return as of December 31, 2001 is -12.37%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS J (BEFORE TAXES)       N/A          N/A            N/A           -13.25
     (AFTER TAXES ON
     DISTRIBUTIONS)....       N/A          N/A            N/A           -13.25
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...       N/A          N/A            N/A            -8.07
 Russell 1000 Growth
 Index ................    -20.42         8.27          10.79
 Morningstar Large
 Growth Category.......    -23.63         8.24          10.03
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................          0.55
 12b-1 Fees........................          0.50
 Other Expenses....................          7.23
                                             ----
      TOTAL FUND OPERATING EXPENSES          8.28
 Fee Reduction and/or Expense
 Reimbursement.....................          6.81
                                             ----
                       NET EXPENSES          1.47
 *The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to insure the
  Net Expenses will not exceed 1.50%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement at any time.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                            IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ------------------------------------------------------------------------------------------------------------------
                                                          NUMBER OF YEARS YOU OWN YOUR SHARES
 ------------------------------------------------------------------------------------------------------------------
                                            1        3        5         10            1       3     5          10
 CLASS J                               $253     $465     $803     $1,757          $150    $465    $803     $1,757

LARGECAP S&P 500 INDEX FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's* ("S&P") 500 Index. The Sub-Advisor, Invista, attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P 500. The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. Over the long-term, Invista seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P 500. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Invista focuses on tracking the S&P 500. Invista may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.


The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.


MAIN RISKS
Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P 500 stocks. At times, the Fund's portfolio may be weighted differently from the S&P 500, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P 500 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

Invista reserves the right to omit or remove any of the S&P 500 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Invista to believe that it should not be a part of the Fund's assets.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may under-perform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds.


The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive rather than active management style.

NOTE: "Standard & Poor's 500"and "S&P 500/(R)/" are trademarks of The
     McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard and Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

As the inception date of Class J of the Fund is March 2001, only limited historical performance data is available. The year-to-date return as of December 31, 2001 is -7.44%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS J (BEFORE TAXES)       N/A          N/A            N/A           -8.37
     (AFTER TAXES ON
     DISTRIBUTIONS)....       N/A          N/A            N/A           -8.41
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...       N/A          N/A            N/A           -5.09
 S&P 500 Index ........    -11.88        10.70          12.93
 Morningstar Large
 Blend Category........    -13.68         8.87          11.31
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................          0.15
 12b-1 Fees........................          0.50
 Other Expenses....................          2.35
                                             ----
      TOTAL FUND OPERATING EXPENSES          3.00
 Fee Reduction and/or Expense
 Reimbursement.....................          1.93
                                             ----
                       NET EXPENSES          1.07
 *The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to insure the
  Net Expenses will not exceed 1.10%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement at any time.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                            IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ------------------------------------------------------------------------------------------------------------------
                                                          NUMBER OF YEARS YOU OWN YOUR SHARES
 ------------------------------------------------------------------------------------------------------------------
                                            1        3        5         10            1       3     5          10
 CLASS J                               $213     $340     $590     $1,306          $109    $340    $590     $1,306

LARGECAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stock and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizationS (those with market capitalizations similar to companies in the Russell 1000 Value Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

The Fund invests in stocks that, in the opinion of the Sub-Advisor, Invista, are undervalued in the marketplace at the time of purchase. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields relative to the overall market. The Fund is managed with bottom-up fundamental stock selection discipline that focuses on four key elements:
.. determination that a stock is selling below its fair market value;
.. early recognition of changes in a company's underlying fundamentals;
.. evaluation of the sustainability of fundamental changes; and .. by monitoring a stock's behavior in the market, evaluation of the timeliness of the investment.
The Fund's performance is driven by fundamental stock selection skills that utilize a systematic investment process designed to identify a superior pool of stocks to analyze.

Invista focuses on its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weights of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization value stocks, may under-perform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the

Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

As the inception date of Class J of the Fund is March 2001, only limited historical performance data is available. The year-to-date return as of December 31, 2001 is -4.52%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS J (BEFORE TAXES)       N/A          N/A            N/A           -5.47
     (AFTER TAXES ON
     DISTRIBUTIONS)....       N/A          N/A            N/A           -5.52
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...       N/A          N/A            N/A           -3.33
 Russell 1000 Value
 Index ................     -5.59        11.14          14.15
 Morningstar Large
 Value Category........     -5.37         8.84          11.88
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................          0.45
 12b-1 Fees........................          0.50
 Other Expenses....................          7.13
                                             ----
      TOTAL FUND OPERATING EXPENSES          8.08
 Fee Reduction and/or Expense
 Reimbursement.....................          6.73
                                             ----
                       NET EXPENSES          1.35
 *The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to insure the
  Net Expenses will not exceed 1.40%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement at any time.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                            IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ------------------------------------------------------------------------------------------------------------------
                                                          NUMBER OF YEARS YOU OWN YOUR SHARES
 ------------------------------------------------------------------------------------------------------------------
                                            1        3        5         10            1       3     5          10
 CLASS J                               $241     $428     $739     $1,624          $137    $428    $739     $1,624

MIDCAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizationS (those with market capitalizations similar to companies in the Russell MidCap Value Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

The Fund invests in stocks that, in the opinion of the Sub-Advisor, Invista, are undervalued in the marketplace at the time of purchase. This value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields. The Fund's investments are selected primarily on the basis of fundamental security analysis, focusing on the company's financial stability, sales, earnings, dividend trends, return on equity and industry trends. The Fund often invests in stocks considered temporarily out of favor. Investors often over react to bad news and do not respond quickly to good news. This results in undervalued stocks of the type held by this Fund.


Invista focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, medium capitalization value stocks, may under-perform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.

As the inception date of Class J of the Fund is March 2001, only limited historical performance data is available. The year-to-date return as of December 31, 2001 is 4.58%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS J (BEFORE TAXES)      N/A           N/A            N/A            3.58
     (AFTER TAXES ON
     DISTRIBUTIONS)....      N/A           N/A            N/A            2.54
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...      N/A           N/A            N/A            2.17
 Russell Midcap Value
 Index ................     2.34         11.46          14.41
 Morningstar Mid-Cap
 Value Category........     6.40         11.68          13.81
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................          0.65
 12b-1 Fees........................          0.50
 Other Expenses....................          4.30
                                             ----
      TOTAL FUND OPERATING EXPENSES          5.45
 Fee Reduction and/or Expense
 Reimbursement.....................          3.88
                                             ----
                       NET EXPENSES          1.57
 *The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to insure the
  Net Expenses will not exceed 1.60%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement at any time.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                            IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ------------------------------------------------------------------------------------------------------------------
                                                          NUMBER OF YEARS YOU OWN YOUR SHARES
 ------------------------------------------------------------------------------------------------------------------
                                            1        3        5         10            1       3     5          10
 CLASS J                               $263     $496     $855     $1,867          $160    $496    $855     $1,867

PARTNERS LARGECAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund pursues its investment objective by investing primarily in equity securities of companies that the Sub-Advisor, Federated, believes offers superior growth prospects or of companies whose stock is undervalued. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the S&P 500 Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, Federated looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. The value orientation emphasizes buying stocks at less than their intrinsic investment value and avoiding stocks whose price has been unjustifiably built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. Federated attempts to identify good long-term values through disciplined investing and careful fundamental research.


Using its own quantitative process, Federated rates the future performance potential of companies. It evaluates each company's earnings quality in light of its current valuation to narrow the list of attractive companies. Federated then evaluates product positioning, management quality and sustainability of current growth trends of those companies. Using this type of fundamental analysis, Federated selects the most promising companies for the Fund's portfolio.


Companies with similar characteristics may be grouped together in broad categories called sectors. In determining the amount to invest in a security, Federated limits the Fund's exposure to each business sector that comprises the S&P 500 Index. The Fund's allocation to a sector will not be less than 50% or more than 200% of the Index's allocation to that sector. The Fund may invest up to 25% of its assets in securities of foreign companies.


The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Fund's trading costs and may have an adverse impact on performance.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to sector risk that is the possibility that a certain sector may under-perform other sectors or the market as a whole. As Federated allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may under-perform compared to other market segments or to the equity markets as a whole. Because certain of the securities purchased by the Fund present greater opportunities for growth, they may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.

As the inception date of Class J of the Fund is March 2001, only limited historical performance data is available. The year-to-date return as of December 31, 2001 is -5.13%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS J (BEFORE TAXES)       N/A          N/A            N/A           -6.08
     (AFTER TAXES ON
     DISTRIBUTIONS)....       N/A          N/A            N/A           -6.08
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...       N/A          N/A            N/A           -3.70
 S&P 500 Index ........    -11.88        10.70          12.93
 Morningstar Large
 Blend Category........    -13.68         8.87          11.31
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................           0.75
 12b-1 Fees........................           0.50
 Other Expenses....................          13.05
                                             -----
      TOTAL FUND OPERATING EXPENSES          14.30
 Fee Reduction and/or Expense
 Reimbursement.....................          12.63
                                             -----
                       NET EXPENSES           1.67
 *The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to insure the
  Net Expenses will not exceed 1.70%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement at any time.



 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                            IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ------------------------------------------------------------------------------------------------------------------
                                                          NUMBER OF YEARS YOU OWN YOUR SHARES
 ------------------------------------------------------------------------------------------------------------------
                                            1        3        5         10            1       3     5          10
 CLASS J                               $273     $526     $907     $1,976          $170    $526    $907     $1,976

PARTNERS LARGECAP GROWTH FUND I
The Fund seeks long-term growth of capital.


MAIN STRATEGIES
The Fund seeks to maximize long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. and, to a limited extent, foreign companies that exhibit strong or accelerating earnings growth. These companies are generally characterized as "growth" companies. Under normal market conditions, The Fund invests at least 80% of its assets in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the S&P 500 Index) at the time of purchase. The Sub-Advisor, Morgan Stanley, emphasizes individual security selection and may focus the Fund's holdings within the limits permissible for a diversified fund. The Fund's investments in foreign companies will be limited to 25% of its assets and to securities listed on U.S. exchanges or traded in U.S. markets.


Morgan Stanley follows a flexible investment program in looking for companies with above average capital appreciation potential. Morgan Stanley focuses on companies with consistent or rising earnings growth records and compelling business strategies. Morgan Stanley continually and rigorously studies company developments, including business strategy, management focus and financial results to identify companies with earnings growth and business momentum. In addition, Morgan Stanley closely monitors analysts' expectations to identify issuers that have the potential for positive earnings surprises versus consensus expectations. Valuation is of secondary importance and is viewed in the context of prospects for sustainable earnings growth and the potential for positive earnings surprises in relation to consensus expectations.


The Fund has a long-term investment approach. However, Morgan Stanley considers selling securities of issuers that no longer meet its criteria. To the extent that the Fund engages in short-term trading, it may have increased transaction costs.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign securities carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may under-perform compared to other market segments or to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

As the inception date of Class J of the Fund is March 2001, only limited historical performance data is available. The year-to-date return as of December 31, 2001 is -7.91%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS J (BEFORE TAXES)       N/A          N/A            N/A           -8.83
     (AFTER TAXES ON
     DISTRIBUTIONS)....       N/A          N/A            N/A           -8.83
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...       N/A          N/A            N/A           -5.38
 S&P 500 Index ........    -11.88        10.70          12.93
 Morningstar Large
 Growth Category.......    -23.63         8.24          10.03
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................          0.75
 12b-1 Fees........................          0.50
 Other Expenses....................          8.66
                                             ----
      TOTAL FUND OPERATING EXPENSES          9.91
 Fee Reduction and/or Expense
 Reimbursement.....................          8.23
                                             ----
                       NET EXPENSES          1.68
 *The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to insure the
  Net Expenses will not exceed 1.70%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement at any time.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                            IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ------------------------------------------------------------------------------------------------------------------
                                                          NUMBER OF YEARS YOU OWN YOUR SHARES
 ------------------------------------------------------------------------------------------------------------------
                                            1        3        5         10            1       3     5          10
 CLASS J                               $274     $530     $913     $1,987          $171    $530    $913     $1,987

PARTNERS LARGECAP GROWTH FUND II
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
Under normal markets, the Fund invests at least 80% of its assets in equity securities of companies with large market capitalizationS (those with market capitalizations similar to companies in the Russell 1000 Growth Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, American Century, selects stocks for investment that it believes will increase in value over time using a growth investment strategy it developed. This strategy looks for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before. The American Century strategy is based on the premise that, over the long-term, the stocks of companies with accelerating earnings and revenues have a greater than average chance to increase in value.


Using its extensive computer database, American Century tracks financial information for thousands of companies to research and select the stocks it believes will be able to sustain accelerating growth. This information is used to help American Century select or decide to continue to hold the stocks of companies it believes will be able to sustain accelerating growth, and to sell stocks of companies whose growth begins to slow down.


Under normal market conditions, American Century intends to keep the Fund essentially fully invested in stocks regardless of the movement of stock prices generally. When it considers it prudent, American Century may invest Fund assets in non-leveraged futures and options. Non-leveraged means that the Fund may not invest in futures and options where it would be possible to lose more than the Fund invested. Futures and options can help the Fund's cash assets remain liquid while performing more like stocks. In addition, up to 25% of Fund assets may be invested in foreign securities.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization growth stocks, may under-perform compared to other market segments or to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

As the inception date of Class J of the Fund is March 2001, only limited historical performance data is available. The year-to-date return as of December 31, 2001 is -5.93%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS J (BEFORE TAXES)       N/A          N/A            N/A           -6.87
     (AFTER TAXES ON
     DISTRIBUTIONS)....       N/A          N/A            N/A           -6.87
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...       N/A          N/A            N/A           -4.18
 Russell 1000 Growth
 Index ................    -20.42         8.27          10.79
 Morningstar Large
 Growth Category.......    -23.63         8.24          10.03
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................           1.00
 12b-1 Fees........................           0.50
 Other Expenses....................          11.71
                                             -----
      TOTAL FUND OPERATING EXPENSES          13.21
 Fee Reduction and/or Expense
 Reimbursement.....................          11.28
                                             -----
                       NET EXPENSES           1.93
 *The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to insure the
  Net Expenses will not exceed 1.95%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement at any time.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                            IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ------------------------------------------------------------------------------------------------------------------
                                                          NUMBER OF YEARS YOU OWN YOUR SHARES
 ------------------------------------------------------------------------------------------------------------------
                                            1        3        5         10            1       3     5          10
 CLASS J                               $299     $606     $1,042   $2,254          $196    $606    $1,042   $2,254

PARTNERS LARGECAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in undervalued equity securities of companies among the 750 largest by market capitalization that the Sub-Advisor, Bernstein, believes offer above-average potential for growth in future earnings. Under normal market conditions, the Fund generally invests at least 80% of its assets in companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

Bernstein employs an investment strategy, generally described as "value" investing, that involves seeking securities that:
.. exhibit low financial ratios (particularly stock price-to-book value, but also stock price-to-earnings and stock price-to-cash flow);
.. can be acquired for less than what Bernstein believes is the issuer's intrinsic value; or
.. appear attractive on a dividend discount model.

Value oriented investing entails a strong "sell discipline" in that it generally requires the sale of securities that have reached their intrinsic value or a target financial ratio. Value oriented investments may include securities of companies in cyclical industries during periods when such securities appear to Bernstein to have strong potential for capital appreciation or securities of "special situation" companies. A special situation company is one that Bernstein believes has potential for significant future earnings growth but has not performed well in the recent past. These situations include companies with management changes, corporate or asset restructuring or significantly undervalued assets. For Bernstein, identifying special situation companies and establishing an issuer's intrinsic value involves fundamental research about such companies and issuers.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the

Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but prefer investing in companies that appear to be considered undervalued relative to similar companies.

As the inception date of Class J of the Fund is March 2001, only limited historical performance data is available. The year-to-date return as of December 31, 2001 is 4.36%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS J (BEFORE TAXES)       N/A          N/A            N/A            3.36
     (AFTER TAXES ON
     DISTRIBUTIONS)....       N/A          N/A            N/A            3.22
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...       N/A          N/A            N/A            2.05
 Russell 1000 Value
 Index ................     -5.59        11.14          14.15
 Morningstar Large
 Value Category.......      -5.37         8.84          11.88
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees..................            0.80
 12b-1 Fees.......................            0.50
 Other Expenses...................            9.68
                                              ----
      TOTAL FUND OPERATING EXPENSES          10.98
 Fee Reduction and/or Expense
 Reimbursement.....................           9.26
                                              ----
                       NET EXPENSES           1.72
 *The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to insure the
  Net Expenses will not exceed 1.75%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement at any time.



 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                            IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ------------------------------------------------------------------------------------------------------------------
                                                          NUMBER OF YEARS YOU OWN YOUR SHARES
 ------------------------------------------------------------------------------------------------------------------
                                            1        3        5         10            1       3     5          10
 CLASS J                               $278     $542     $933     $2,030          $175    $542    $933     $2,030

PARTNERS MIDCAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with a medium market capitalization (those with market capitalizations similar to companies in the Russell MidCap Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Companies may range from the well-established and well known to the new and unseasoned. The Fund may invest up to 25% of its assets in securities of foreign companies.

The stocks are selected using a value oriented investment approach by Neuberger Berman, the Sub-Advisor. Neuberger Berman identifies value stocks in several ways. Factors it considers in identifying value stocks may include:
.. strong fundamentals, such as a company's financial, operational and competitive positions;
.. consistent cash flow; and
.. a sound earnings record through all phases of the market cycle.

Neuberger Berman may also look for other characteristics in a company, such as a strong position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news. Neuberger Berman believes that, over time, securities that are undervalued are more likely to appreciate in price and are subject to less risk of price decline than securities whose market prices have already reached their perceived economic value.


This approach also involves selling portfolio securities when Neuberger Berman believes they have reached their potential, when the securities fail to perform as expected or when other opportunities appear more attractive. The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Fund's trading costs and may have an adverse impact on performance.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, medium capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth and willing to accept short-term fluctuations in the value of investments.

As the inception date of Class J of the Fund is March 2001, only limited historical performance data is available. The year-to-date return as of December 31, 2001 is 2.36%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS J (BEFORE TAXES)      N/A           N/A            N/A            1.36
     (AFTER TAXES ON
     DISTRIBUTIONS)....      N/A           N/A            N/A            1.36
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...      N/A           N/A            N/A            0.83
 Russell Midcap Value
 Index ................     2.34         11.46          14.41
 Morningstar Mid-Cap
 Value Category........     6.40         11.68          13.81
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................          1.00
 12b-1 Fees........................          0.50
 Other Expenses....................          7.77
                                             ----
      TOTAL FUND OPERATING EXPENSES          9.27
 Fee Reduction and/or Expense
 Reimbursement.....................          7.35
                                             ----
                       NET EXPENSES          1.92
 *The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to insure the
  Net Expenses will not exceed 1.95%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement at any time.



 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                            IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ------------------------------------------------------------------------------------------------------------------
                                                          NUMBER OF YEARS YOU OWN YOUR SHARES
 ------------------------------------------------------------------------------------------------------------------
                                            1        3        5         10            1       3     5          10
 CLASS J                               $298     $603     $1,037   $2,243          $195    $603    $1,037   $2,243

MIDCAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks and other equity securities of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizationS (those with market capitalizations similar to companies in the Russell MidCap Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Invista, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Invista does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.


Invista uses a bottom-up approach in its selection of individual securities. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's estimation of forward-looking rates of return. Up to 25% of Fund assets may be invested in foreign securities.


Invista focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, medium capitalization stocks, may under-perform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.

As the inception date of Class J of the Fund is March 2001, only limited historical performance data is available. The year-to-date return as of December 31, 2001 is 0.90%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS J (BEFORE TAXES)       N/A          N/A            N/A           -0.10
     (AFTER TAXES ON
     DISTRIBUTIONS)....       N/A          N/A            N/A           -0.10
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...       N/A          N/A            N/A           -0.06
 Russell Midcap Index .     -5.63        11.39          13.57
 Morningstar Mid-Cap
 Blend Category........     -4.96         9.62          12.26
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................          0.65
 12b-1 Fees........................          0.50
 Other Expenses....................          3.55
                                             ----
      TOTAL FUND OPERATING EXPENSES          4.70
 Fee Reduction and/or Expense
 Reimbursement.....................          3.13
                                             ----
                       NET EXPENSES          1.57
 *The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to insure the
  Net Expenses will not exceed 1.60%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement at any time.



 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                            IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ------------------------------------------------------------------------------------------------------------------
                                                          NUMBER OF YEARS YOU OWN YOUR SHARES
 ------------------------------------------------------------------------------------------------------------------
                                            1        3        5         10            1       3     5          10
 CLASS J                               $263     $496     $855     $1,867          $160    $496    $855     $1,867

MIDCAP GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks of medium capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizationS (those with market capitalizations similar to companies in the Russell MidCap Growth Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, Invista, uses a bottom-up approach in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's assessment of current and future sales growth and operating margins. Up to 25% of Fund assets may be invested in foreign securities.


Invista focuses its stock selections on established companies that it believes to have sustainable competitive advantages and reasonable stock prices. It then constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over-and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, medium capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

As the inception date of Class J of the Fund is March 2001, only limited historical performance data is available. The year-to-date return as of December 31, 2001 is -14.39%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS J (BEFORE TAXES)       N/A          N/A            N/A           -15.25
     (AFTER TAXES ON
     DISTRIBUTIONS)....       N/A          N/A            N/A           -15.25
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...       N/A          N/A            N/A            -9.29
 Russell Midcap Growth
 Index ................    -20.16         9.02          11.11
 Morningstar Mid-Cap
 Growth Category.......    -21.28         8.44          10.30
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................          0.65
 12b-1 Fees........................          0.50
 Other Expenses....................          7.29
                                             ----
      TOTAL FUND OPERATING EXPENSES          8.44
 Fee Reduction and/or Expense
 Reimbursement.....................          6.83
                                             ----
                       NET EXPENSES          1.61
 *The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to insure the
  Net Expenses will not exceed 1.65%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement at any time.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                            IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ------------------------------------------------------------------------------------------------------------------
                                                          NUMBER OF YEARS YOU OWN YOUR SHARES
 ------------------------------------------------------------------------------------------------------------------
                                            1        3        5         10            1       3     5          10
 CLASS J                               $267     $508     $876     $1,911          $164    $508    $876     $1,911

MIDCAP S&P 400 INDEX FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's* ("S&P") MidCap 400 Index. The Sub-Advisor, Invista, attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P MidCap 400. The S&P MidCap 400 is an unmanaged index of 400 common stocks of medium sized U.S. (and some Canadian) companies. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. Over the long-term, Invista seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P MidCap 400. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Invista focuses on tracking the S&P MidCap 400. Invista may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.


The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.


MAIN RISKS
Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P MidCap 400 stocks. At times, the Fund's portfolio may be weighted differently from the S&P MidCap 400, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P MidCap 400 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

Invista reserves the right to omit or remove any of the S&P MidCap 400 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Invista to believe that it should not be a part of the Fund's assets.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may under-perform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds.


The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes.
If you sell your shares when their value is less than the price you paid, you will lose money.

INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive rather than active management style.

NOTE: "Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of The
     McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard and Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

As the inception date of Class J of the Fund is March 2001, only limited historical performance data is available. The year-to-date return as of December 31, 2001 is 2.62%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS J (BEFORE TAXES)       N/A          N/A            N/A            1.62
     (AFTER TAXES ON
     DISTRIBUTIONS)....       N/A          N/A            N/A            1.36
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...       N/A          N/A            N/A            1.00
 S&P MidCap 400 Index .     -0.60        16.11          15.01
 Morningstar Mid-Cap
 Blend Category........     -4.96         9.62          12.26
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................          0.15
 12b-1 Fees........................          0.50
 Other Expenses....................          5.03
                                             ----
      TOTAL FUND OPERATING EXPENSES          5.68
 Fee Reduction and/or Expense
 Reimbursement.....................          4.61
                                             ----
                       NET EXPENSES          1.07
 *The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to insure the
  Net Expenses will not exceed 1.10%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement at any time.



 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                            IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ------------------------------------------------------------------------------------------------------------------
                                                          NUMBER OF YEARS YOU OWN YOUR SHARES
 ------------------------------------------------------------------------------------------------------------------
                                            1        3        5         10            1       3     5          10
 CLASS J                               $213     $340     $590     $1,306          $109    $340    $590     $1,306

PARTNERS MIDCAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the S&P MidCap 400 Index) at the time of purchase. Market capitalization is defined as total market value of a company's outstanding stock.

Morgan Stanley, the Sub-Advisor, employs a strategy that uses a multi-factor approach to construct portfolios. This approach allows Morgan Stanley to strike a balance between the valuation of a company's shares and its long-term growth prospects. The value orientation emphasizes buying stocks at less than their intrinsic investment value and avoiding stocks whose price has been unjustifiably built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. Morgan Stanley seeks to diversify the Fund's investments across market sectors and to obtain the best values within each sector. In determining whether securities should be sold, Morgan Stanley considers factors such as deteriorating fundamentals and relative valuation. Sector weightings normally are kept within plus or minus 5% of the S&P MidCap 400 Index. The Fund may invest up to 25% of its assets in securities of foreign corporations.


Value Investing - Morgan Stanley analyzes securities to identify stocks that are undervalued and measures the relative attractiveness of the Fund's current holdings against potential purchases. Morgan Stanley determines value using a variety of measures, including stock price/earnings and stock price/sales ratios. Value stocks generally pay dividends, but Morgan Stanley may select non-dividend paying stocks for their value characteristics. In determining whether securities should be sold, Morgan Stanley considers factors such as high valuation relative to other investment opportunities.


Growth Investing - Morgan Stanley focuses on common stocks that generally have higher growth rates, betas (a measure of price volatility), stock price/earnings ratios and lower yields than the stock market in general as measured by an appropriate market index. In buying and selling securities for the Fund's portfolio, Morgan Stanley emphasizes individual security selection. Individual companies are chosen based on such factors as potential growth in earnings, quality of management, new products and/or new markets, and research and development capabilities. In determining whether securities should be sold, Morgan Stanley considers factors such as deteriorating short or long-term earnings growth projections.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, medium capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.

As the inception date of the Fund is March 2001, only limited historical performance data is available. The year-to-date return as of December 31, 2001 is -1.90%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS J (BEFORE TAXES)       N/A          N/A            N/A           -2.88
     (AFTER TAXES ON
     DISTRIBUTIONS)....       N/A          N/A            N/A           -2.88
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...       N/A          N/A            N/A           -1.75
 S&P MidCap 400 Index .     -0.60        16.11          15.01
 Morningstar Mid-Cap
 Blend Category........     -4.96         9.62          12.26
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The Fund's SEC effective date was March 1, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                               CLASS J
 Management Fees.......................          1.00
 12b-1 Fees............................          0.50
 Other Expenses........................          3.50
                                                 ----
          TOTAL FUND OPERATING EXPENSES          5.00
 Fee Reduction and/or Expense
 Reimbursement.........................          3.20
                                                 ----
                           NET EXPENSES          1.80
 *The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to insure the
  Net Expenses will not exceed 1.95%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement at any time.



 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                            IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ------------------------------------------------------------------------------------------------------------------
                                                          NUMBER OF YEARS YOU OWN YOUR SHARES
 ------------------------------------------------------------------------------------------------------------------
                                            1        3        5         10            1       3     5          10
 CLASS J                               $286     $566     $975     $2,116          $183    $566    $975     $2,116

PARTNERS MIDCAP GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks and other equity securities of U.S. companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell MidCap Growth Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Fund invests in securities of companies that are diversified across economic sectors. It attempts to maintain sector concentrations that approximate those of its current benchmark, the Russell MidCap Growth Index. The Fund is not an index fund and does not limit its investment to the securities of issuers in the Russell MidCap Growth Index. The Fund may invest up to 25% of its assets in securities of foreign companies.


The Sub-Advisor, Turner, selects stocks that it believes have strong earnings growth potential. Turner invests in companies with strong earnings dynamics, and sells those with deteriorating earnings prospects. Turner believes forecasts for market timing and sector rotation are unreliable and introduce an unacceptable level of risk. As a result, under normal market conditions the Fund is fully invested.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Fund's trading costs and may have an adverse impact on performance.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

As the inception date of Class J of the Fund is March 2001, only limited historical performance data is available. The year-to-date return as of December 31, 2001 is -12.64%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS J (BEFORE TAXES)       N/A          N/A            N/A           -13.51
     (AFTER TAXES ON
     DISTRIBUTIONS)....       N/A          N/A            N/A           -13.51
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...       N/A          N/A            N/A            -8.23
 Russell Midcap Growth
 Index ................    -20.16         9.02          11.11
 Morningstar Mid-Cap
 Growth Category.......    -21.28         8.44          10.30
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................           1.00
 12b-1 Fees........................           0.50
 Other Expenses....................          10.73
                                             -----
      TOTAL FUND OPERATING EXPENSES          12.23
 Fee Reduction and/or Expense
 Reimbursement.....................          10.33
                                             -----
                       NET EXPENSES           1.90
 *The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to insure the
  Net Expenses will not exceed 1.95%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement at any time.



 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                            IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ------------------------------------------------------------------------------------------------------------------
                                                          NUMBER OF YEARS YOU OWN YOUR SHARES
 ------------------------------------------------------------------------------------------------------------------
                                            1        3        5         10            1       3     5          10
 CLASS J                               $296     $597     $1,026   $2,222          $193    $597    $1,026   $2,222

PARTNERS SMALLCAP GROWTH FUND I
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Index) at the time of purchase. The Fund seeks to reduce risk by diversifying among many companies and industries. In addition, the Fund may invest up to 25% of its assets in securities of foreign companies.

The Sub-Advisor, Neuberger Berman, takes a growth approach to selecting stocks, looking for new companies that are in the developmental stage as well as older companies that appear poised to grow because of new products, markets or management. Factors in identifying these firms may include financial strength, a strong position relative to competitors and a stock price that is reasonable in light of its growth rate.


Neuberger Berman follows a disciplined selling strategy and may eliminate a stock from the portfolio when it reaches a target price, fails to perform as expected, or appears substantially less desirable than another stock.


The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Fund's trading costs and may have an adverse impact on performance.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, small capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the

Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

As the inception date of Class J of the Fund is March 2001, only limited historical performance data is available. The year-to-date return as of December 31, 2001 is 0.85%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS J (BEFORE TAXES)       N/A          N/A            N/A           -0.15
     (AFTER TAXES ON
     DISTRIBUTIONS)....       N/A          N/A            N/A           -0.15
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...       N/A          N/A            N/A           -0.09
 Russell 2000 Growth
 Index ................     -9.23         2.87           7.19
 Morningstar Small
 Growth Category.......     -9.02         8.94          10.89
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................           1.10
 12b-1 Fees........................           0.50
 Other Expenses....................          19.26
                                             -----
      TOTAL FUND OPERATING EXPENSES          20.86
 Fee Reduction and/or Expense
 Reimbursement.....................          18.84
                                             -----
                       NET EXPENSES           2.02
 *The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to insure the
  Net Expenses will not exceed 2.05%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement at any time.



 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                            IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ------------------------------------------------------------------------------------------------------------------
                                                          NUMBER OF YEARS YOU OWN YOUR SHARES
 ------------------------------------------------------------------------------------------------------------------
                                            1        3        5         10            1       3     5          10
 CLASS J                               $308     $634     $1,088   $2,348          $205    $634    $1,088   $2,348

PARTNERS SMALLCAP GROWTH FUND II
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund pursues its investment objective by investing primarily in equity securities of companies offering superior prospects for earnings growth. These companies are generally characterized as "growth" companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.


Using its own quantitative process, the Sub-Advisor, Federated, rates the future performance potential of companies. Federated evaluates each company's earnings quality in light of their current valuation to narrow the list of attractive companies. Federated then evaluates product positioning, management quality and sustainability of current growth trends of those companies. Using this type of fundamental analysis, Federated selects the most promising companies for the Fund's portfolio.


Companies with similar characteristics may be grouped together in broad categories called sectors. In determining the amount to invest in a security, Federated limits the Fund's exposure to each business sector that comprises the S&P 500 Index. The Fund considers its approach aggressive because its strategies with respect to security analysis, market capitalization, and sector allocation are designed to produce a portfolio of stocks whose long-term growth prospects are significantly above those of the S&P 500 Index. Accordingly, the prices of the stocks held by the Fund may, under certain market conditions, be more volatile than the prices of stocks selected using a less aggressive approach.


The Fund may attempt to manage market risk by buying and selling financial futures and options. This may include the purchase of index futures contracts as a substitute for direct investments in stocks. It may also include the purchase and sale of options to protect against general declines in small capitalization stocks economically.


The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Fund's trading costs and may have an adverse impact on performance.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.


Federated may group companies with similar characteristics into broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As Federated allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, small capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the

Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

As the inception date of Class J of the Fund is March 2001, only limited historical performance data is available. The year-to-date return as of December 31, 2001 is -8.33%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS J (BEFORE TAXES)       N/A          N/A            N/A           -9.25
     (AFTER TAXES ON
     DISTRIBUTIONS)....       N/A          N/A            N/A           -9.25
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...       N/A          N/A            N/A           -5.63
 S&P SmallCap 600/Barra
 Growth Index..........     -1.19         7.04            N/A
 Morningstar Small
 Growth Category.......     -9.02         8.94          10.89
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................           1.00
 12b-1 Fees........................           0.50
 Other Expenses....................          18.69
                                             -----
      TOTAL FUND OPERATING EXPENSES          20.19
 Fee Reduction and/or Expense
 Reimbursement.....................          18.27
                                             -----
                       NET EXPENSES           1.92
 *The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to insure the
  Net Expenses will not exceed 1.95%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement at any time.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                            IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ------------------------------------------------------------------------------------------------------------------
                                                          NUMBER OF YEARS YOU OWN YOUR SHARES
 ------------------------------------------------------------------------------------------------------------------
                                            1        3        5         10            1       3     5          10
 CLASS J                               $298     $603     $1,037   $2,243          $195    $603    $1,037   $2,243

PARTNERS SMALLCAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in companies with a market capitalization of $2 billion or less at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign corporations.

The Sub-Advisor, Ark Asset, purchases for the Fund securities that it considers to be attractive equity investments that are consistent with its investment philosophy of maintaining a diversified investment portfolio. Ark Asset seeks to minimize risk by generally allocating Fund assets among economic or industry sectors to within 5 percentage points of that economic sector's percentage weighting (on an absolute basis) of the Russell 2000 Index.


In selecting securities for the Fund, Ark Asset combines a systematic quantitative approach with traditional fundamental analysis. Ark Asset uses proprietary computer models that incorporate data from several sources to identify those companies whose securities present what it believes to be favorable investment opportunities relative to the securities of other companies. Ark Asset uses both a "Valuation Model" as well as an "Earnings Trend Model" in analyzing potential securities in which to invest. Ratings from both models are combined to develop an overall rating for each security under review. Stocks with the highest overall rating are considered for inclusion in the Fund's portfolio and undergo a thorough fundamental analysis. Ark Asset considers selling a stock in the Fund's portfolio if it becomes less attractive because of deteriorating current fundamentals or declining earnings expectations.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.


In addition, the Fund is subject to the risk that its principal market segment, small capitalization value stocks, may underperform compared to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

As the inception date of the Fund is March 2001, only limited historical performance data is available. The year-to-date return as of December 31, 2001 is 14.72%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS J (BEFORE TAXES)       N/A          N/A            N/A           13.72
     (AFTER TAXES ON
     DISTRIBUTIONS)....       N/A          N/A            N/A           13.13
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...       N/A          N/A            N/A            8.35
 Russell 2000 Value
 Index ................     14.02        11.20          15.11
 Morningstar Small
 Value Category........     17.31        11.29          13.47
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The fund's SEC effective date was March 1, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................          1.00
 12b-1 Fees........................          0.50
 Other Expenses....................          3.47
                                             ----
      TOTAL FUND OPERATING EXPENSES          4.97
 Fee Reduction and/or Expense
 Reimbursement.....................          3.16
                                             ----
                       NET EXPENSES          1.81
 *The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to insure the
  Net Expenses will not exceed 1.95%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement at any time.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                            IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ------------------------------------------------------------------------------------------------------------------
                                                          NUMBER OF YEARS YOU OWN YOUR SHARES
 ------------------------------------------------------------------------------------------------------------------
                                            1        3        5         10            1       3     5          10
 CLASS J                               $287     $569     $980     $2,127          $184    $569    $980     $2,127

REAL ESTATE FUND
The Fund seeks to generate a total return.

MAIN STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies principally engaged in the real estate industry. For purposes of the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. Companies whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies.

Real estate investment trusts ("REITs") are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. REITs are characterized as:
.. equity REITs, which primarily own property and generate revenue from rental income;
.. mortgage REITs, which invest in real estate mortgages; and .. hybrid REITs, which combine the characteristics of both equity and mortgage
  REITs.
In selecting securities for the Fund, the Sub-Advisor, Principal Capital - REI, focuses on equity REITs.

The Fund may invest up to 25% of its assets in securities of foreign real estate companies.


MAIN RISKS
Securities of real estate companies are subject to securities market risks as well as risks similar to those of direct ownership of real estate. These include:
.. declines in the value of real estate
.. risks related to general and local economic conditions
.. dependency on management skills
.. heavy cash flow dependency
.. possible lack of available mortgage funds
.. overbuilding
.. extended vacancies in properties
.. increases in property taxes and operating expenses
.. changes in zoning laws
.. expenses incurred in the cleanup of environmental problems
.. casualty or condemnation losses
.. changes in interest rates

In addition to the risks listed above, equity REITs are affected by the changes in the value of the properties owned by the trust. Mortgage REITs are affected by the quality of the credit extended. Both equity and mortgage REITs:
.. are dependent upon management skills and might not be diversified;
.. are subject to cash flow dependency and defaults by borrowers; and .. could fail to qualify for tax-free pass-through of income under the Internal
  Revenue Code.

Because of these factors, the value of the securities held by the Fund, and in turn the price per share of the Fund, changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, share prices can fluctuate dramatically in response to these factors. Because of these fluctuations, principal values and investment returns vary. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


Foreign securities carry risks that are not generally found in securities of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

INVESTOR PROFILE
The Fund is generally a suitable investment for investors who seek a total return, want to invest in companies engaged in the real estate industry and accept the potential for volatile fluctuations in the value of investments.

As the inception date of Class J of the Fund is March 2001, only limited historical performance data is available. The year-to-date return as of December 31, 2001 is 11.04%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS J (BEFORE TAXES)       N/A          N/A           N/A            10.04
     (AFTER TAXES ON
     DISTRIBUTIONS)....       N/A          N/A           N/A             8.87
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...       N/A          N/A           N/A             6.11
 Morgan Stanley REIT
 Index ................     12.83         6.11           N/A
 Morningstar Specialty
 - Real Estate Category      8.93         6.19          9.99
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................          0.85
 12b-1 Fees........................          0.50
 Other Expenses....................          4.94
                                             ----
      TOTAL FUND OPERATING EXPENSES          6.29
 Fee Reduction and/or Expense
 Reimbursement.....................          4.53
                                             ----
                       NET EXPENSES          1.76
 *The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to insure the
  Net Expenses will not exceed 1.80%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement at any time.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                            IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ------------------------------------------------------------------------------------------------------------------
                                                          NUMBER OF YEARS YOU OWN YOUR SHARES
 ------------------------------------------------------------------------------------------------------------------
                                            1        3        5         10            1       3     5          10
 CLASS J                               $282     $554     $954     $2,073          $179    $554    $954     $2,073

SMALLCAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizationS (those with market capitalizations similar to companies in the Russell 2000 Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

In selecting securities for investment, the Sub-Advisor, Invista, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Invista does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. Selection is based on fundamental analysis of the company relative to other companies with the focus being on Invista's estimation of forward-looking rates of return.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, small capitalization stocks, may underperform compared to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

As the inception date of Class J of the Fund is March 2001, only limited historical performance data is available. The year-to-date return as of December 31, 2001 is 11.66%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS J (BEFORE TAXES)      N/A           N/A            N/A           10.66
     (AFTER TAXES ON
     DISTRIBUTIONS)....      N/A           N/A            N/A           10.60
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...      N/A           N/A            N/A            6.50
 Russell 2000 Index ...     2.49          7.52          11.51
 Morningstar Small
 Blend Category........     8.41         10.91          13.25
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................          0.75
 12b-1 Fees........................          0.50
 Other Expenses....................          4.78
                                             ----
      TOTAL FUND OPERATING EXPENSES          6.03
 Fee Reduction and/or Expense
 Reimbursement.....................          4.37
                                             ----
                       NET EXPENSES          1.66
 *The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to insure the
  Net Expenses will not exceed 1.70%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement at any time.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                            IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ------------------------------------------------------------------------------------------------------------------
                                                          NUMBER OF YEARS YOU OWN YOUR SHARES
 ------------------------------------------------------------------------------------------------------------------
                                            1        3        5         10            1       3     5          10
 CLASS J                               $272     $523     $902     $1,965          $169    $523    $902     $1,965

SMALLCAP GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizationS (those with market capitalizations similar to companies in the Russell 2000 Growth Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, Invista, uses a bottom-up approach in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's assessment of current and future sales growth and operating margins. Up to 25% of Fund assets may be invested in foreign securities.


Invista focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, small capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the

Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

As the inception date of Class J of the Fund is March 2001, only limited historical performance data is available. The year-to-date return as of December 31, 2001 is -2.66%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS J (BEFORE TAXES)       N/A          N/A            N/A           -3.59
     (AFTER TAXES ON
     DISTRIBUTIONS)....       N/A          N/A            N/A           -5.17
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...       N/A          N/A            N/A           -2.20
 Russell 2000 Growth
 Index ................     -9.23         2.87           7.19
 Morningstar Small
 Growth Category.......     -9.02         8.94          10.89
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................          0.75
 12b-1 Fees........................          0.50
 Other Expenses....................          6.93
                                             ----
      TOTAL FUND OPERATING EXPENSES          8.18
 Fee Reduction and/or Expense
 Reimbursement.....................          6.54
                                             ----
                       NET EXPENSES          1.64
 *The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to insure the
  Net Expenses will not exceed 1.70%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement at any time.



 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                            IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ------------------------------------------------------------------------------------------------------------------
                                                          NUMBER OF YEARS YOU OWN YOUR SHARES
 ------------------------------------------------------------------------------------------------------------------
                                            1        3        5         10            1       3     5          10
 CLASS J                               $270     $517     $892     $1,944          $167    $517    $892     $1,944

SMALLCAP S&P 600 INDEX FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's* ("S&P") SmallCap 600 Index. The Sub-Advisor, Invista, attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P SmallCap 600 Index. The S&P SmallCap 600 is an unmanaged index of 600 domestic stocks chosen for market size, liquidity and industry group representative. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. Over the long-term, Invista seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P SmallCap 600. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Invista focuses on tracking the S&P SmallCap 600. Invista may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.


The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.


MAIN RISKS
Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P SmallCap 600 stocks. At times, the Fund's portfolio may be weighted differently from the S&P SmallCap 600, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P SmallCap 600 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

Invista reserves the right to omit or remove any of the S&P SmallCap 600 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Invista to believe that it should not be a part of the Fund's assets.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may under-perform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds.


The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes.
If you sell your shares when their value is less than the price you paid, you will lose money.

INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive rather than active management style.

NOTE: "Standard & Poor's SmallCap 600" and "S&P SmallCap 600" are trademarks of
     The McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard and Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

As the inception date of Class J of the Fund is March 2001, only limited historical performance data is available. The year-to-date return as of December 31, 2001 is 7.73%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS J (BEFORE TAXES)      N/A           N/A            N/A            6.73
     (AFTER TAXES ON
     DISTRIBUTIONS)....      N/A           N/A            N/A            6.22
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...      N/A           N/A            N/A            4.10
 S&P SmallCap 600 Index     6.54         10.66          13.61
 Morningstar Small
 Blend Category........     8.41         10.91          13.25
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................          0.15
 12b-1 Fees........................          0.50
 Other Expenses....................          5.10
                                             ----
      TOTAL FUND OPERATING EXPENSES          5.75
 Fee Reduction and/or Expense
 Reimbursement.....................          4.69
                                             ----
                       NET EXPENSES          1.06
 *The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to insure the
  Net Expenses will not exceed 1.10%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement at any time.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                            IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ------------------------------------------------------------------------------------------------------------------
                                                          NUMBER OF YEARS YOU OWN YOUR SHARES
 ------------------------------------------------------------------------------------------------------------------
                                            1        3        5         10            1       3     5          10
 CLASS J                               $212     $337     $585     $1,294          $108    $337    $585     $1,294

SMALLCAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizationS (those with market capitalizations similar to companies in the Russell 2000 Value Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

The Fund specializes in stocks of small-sized companies that are undervalued at the time of purchase. These stocks are often characterized by below-average stock price/earnings ratios and above-average dividend yields. The Sub-Advisor, Invista, selects the Fund's investments primarily on the basis of fundamental security analysis, focusing on the company's financial stability, sales, earnings, dividend trends, return on equity and industry trends. The Fund often invests in stocks considered temporarily out of favor. Investors often overreact to bad news and do not respond quickly to good news. This results in undervalued stocks of the type held by this Fund.


Invista focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, small capitalization value stocks, may underperform compared to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

As the inception date of Class J of the Fund is March 2001, only limited historical performance data is available. The year-to-date return as of December 31, 2001 is 10.05%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS J (BEFORE TAXES)       N/A          N/A            N/A            9.05
     (AFTER TAXES ON
     DISTRIBUTIONS)....       N/A          N/A            N/A            7.31
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...       N/A          N/A            N/A            5.50
 Russell 2000 Value
 Index ................     14.02        11.20          15.11
 Morningstar Small
 Value Category........     17.31        11.29          13.47
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................           0.75
 12b-1 Fees........................           0.50
 Other Expenses....................           9.68
                                              ----
      TOTAL FUND OPERATING EXPENSES          10.93
 Fee Reduction and/or Expense
 Reimbursement.....................           9.27
                                              ----
                       NET EXPENSES           1.66
 *The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to insure the
  Net Expenses will not exceed 1.70%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement at any time.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                            IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ------------------------------------------------------------------------------------------------------------------
                                                          NUMBER OF YEARS YOU OWN YOUR SHARES
 ------------------------------------------------------------------------------------------------------------------
                                            1        3        5         10            1       3     5          10
 CLASS J                               $272     $523     $902     $1,965          $169    $523    $902     $1,965

TECHNOLOGY FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks and other securities of technology and telecommunications companies domiciled in any of the nations of the world. The Sub-Advisor, BT Funds Management ("BT"), believes that as markets are becoming increasingly globalized, companies can no longer be researched on a purely regional basis. Companies are increasingly influenced by global, not just local trends, and for this reason BT believes that analysis and research needs to be conducted in a global context. BT considers companies in a broad range of technology-related industries, generally including: computers; software and peripheral products; electronics; communications equipment and services; and information services.

BT selects securities for the Fund based on its own global investment research. The research program is focused on three key criteria:
.. business franchise - considering factors such as the company's relationship with its suppliers and customers, the degree of rivalry with competitors as well as the exposure to regulatory and technological risk;
.. quality of management - assessing the company's management on its ability to execute current business plans, manage the capital invested in the business as well as the level of transparency with respect to strategy and operations; and
.. business valuation - determining the private market or "true business value" of the firm.

BT's qualitative analysis is complemented by disciplined valuation techniques. These include proprietary models as well as conventional market measurements and industry specific models of relative value. This analytical framework ensures consistency and transparency throughout the research process. Portfolios are constructed and managed within predetermined guidelines that are regularly monitored by BT.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.


The Fund is also subject to the risk that its principal market segment, technology stocks, may underperform compared to other market segments or to the equity markets as a whole. The competitive pressures of advancing technology and the number of companies and product offerings which continue to expand could cause technology companies to become increasingly sensitive to short product cycles and aggressive pricing. To the extent that the Fund's investments are concentrated in issuers conducting business in the same industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry.


Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.


The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital in the technology and telecommunications sector and who are able to assume the increased risks of higher price volatility associated with such investments. In addition, an investor must be able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

As the inception date of Class J of the Fund is March 2001, only limited historical performance data is available. The year-to-date return as of December 31, 2001 is -19.00%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS J (BEFORE TAXES)       N/A          N/A            N/A           -19.81
     (AFTER TAXES ON
     DISTRIBUTIONS)....       N/A          N/A            N/A           -19.81
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...       N/A          N/A            N/A           -12.07
 MSCI Global Tech. and
 Telecommunications
 Index.................    -28.28          N/A            N/A
 Morningstar Specialty
 - Technology Category     -38.21         9.41          18.04
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................           1.00
 12b-1 Fees........................           0.50
 Other Expenses....................           8.73
                                              ----
      TOTAL FUND OPERATING EXPENSES          10.23
 Fee Reduction and/or Expense
 Reimbursement.....................           8.32
                                              ----
                       NET EXPENSES           1.91
 *The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to insure the
  Net Expenses will not exceed 1.95%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement at any time.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                            IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ------------------------------------------------------------------------------------------------------------------
                                                          NUMBER OF YEARS YOU OWN YOUR SHARES
 ------------------------------------------------------------------------------------------------------------------
                                            1        3        5         10            1       3     5          10
 CLASS J                               $297     $600       $1,032   $2,233          $194    $600    $1,032   $2,233

EUROPEAN FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in equity securities of companies domiciled or in the opinion of the Sub-Advisor, BT Funds Management ("BT"), having their core business in Europe. The Fund may also invest in other securities of such companies. The Fund offers an opportunity to invest in a region with a wide spread of industries and in companies which, in the opinion of BT, may be undervalued.

The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. Under normal market conditions, the Fund invests at least 80% of its assets in European securities. These include securities of:
.. companies organized under the laws of European countries;
.. companies for which the principal securities trading market is in a European country; and
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made in European countries.

The global equity investment philosophy of BT is to exploit market inefficiencies that arise from differing interpretations of market information. As a result, in BT's view, a company's share price does not always represent its true "business value." BT actively invests in those companies that it believes have been mispriced by investment markets. In order to exploit these inefficiencies successfully, BT seeks to enhance investment returns through:
.. rigorous proprietary stock research which enables their analysts to understand the:
  . quality of the company;
  . nature of its management;
  . nature of its industry competition; and . business valuation - the true "business value" of the company;
.. maintaining global coverage within the universe of investment choices; and .. maintaining a medium-term focus.

As a result, the Fund's portfolio reflects the opportunities presented by mispriced companies that offer the potential for strong, long-term investment returns with an acceptable level of investment risk.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.


The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Fund's trading costs and may have an adverse impact on performance.


The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.


The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital in European markets who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

As the inception date of Class J of the Fund is March 2001, only limited historical performance data is available. The year-to-date return as of December 31, 2001 is -15.02%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS   LIFE OF FUND
 CLASS J (BEFORE TAXES)       N/A          N/A           N/A           -15.86
     (AFTER TAXES ON
     DISTRIBUTIONS)....       N/A          N/A           N/A           -16.13
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...       N/A          N/A           N/A            -9.66
 MSCI Europe (15)
 Index-ND .............    -19.90         6.24          9.64
 Morningstar Europe
 Stock Category........    -21.43         5.30          8.77
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                             CLASS J
 Management Fees....................          1.00
 12b-1 Fees.........................          0.50
 Other Expenses.....................          2.26
                                              ----
       TOTAL FUND OPERATING EXPENSES          3.76
 Fee Reduction and/or Expense
 Reimbursement......................          1.85
                                              ----
                        NET EXPENSES          1.91
 *The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to insure the
  Net Expenses will not exceed 1.95%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement at any time.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                            IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ------------------------------------------------------------------------------------------------------------------
                                                          NUMBER OF YEARS YOU OWN YOUR SHARES
 ------------------------------------------------------------------------------------------------------------------
                                            1        3        5         10            1       3     5          10
 CLASS J                               $297     $600       $1,032   $2,233          $194    $600    $1,032   $2,233

INTERNATIONAL EMERGING MARKETS FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund seeks to achieve its objective by investing in common stocks of companies in emerging market countries. For this Fund, the term "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and Development (also known as the World Bank) and the International Financial Corporation). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Investing in many emerging market countries is not feasible or may involve unacceptable political risk. Invista, the Sub-Advisor, focuses on those emerging market countries that it believes have strongly developing economies and markets which are becoming more sophisticated.

Under normal conditions, at least 65% of the Fund's assets are invested in emerging market country equity securities. The Fund invests in securities of:
.. companies with their principal place of business or principal office in emerging market countries;
.. companies for which the principal securities trading market is an emerging market country; or
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced in emerging market countries or sales made in emerging market countries.

MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.


Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.


The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.


The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes.
If you sell your shares when their value is less than the price you paid, you will lose money.

The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Fund's trading costs and may have an adverse impact on performance.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital in securities of emerging market countries who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

As the inception date of Class J of the Fund is March 2001, only limited historical performance data is available. The year-to-date return as of December 31, 2001 is -5.19%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS   LIFE OF FUND
 CLASS J (BEFORE TAXES)       N/A          N/A           N/A           -6.14
     (AFTER TAXES ON
     DISTRIBUTIONS)....       N/A          N/A           N/A           -6.17
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...       N/A          N/A           N/A           -3.74
 MSCI Emerging Markets
 Free Index-ID.........     -4.91        -7.80          0.95
 Morningstar
 Diversified Emerging
 Markets Category......     -3.73        -4.79          0.89
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                             CLASS J
 Management Fees....................           1.35
 12b-1 Fees.........................           0.50
 Other Expenses.....................          17.38
                                              -----
       TOTAL FUND OPERATING EXPENSES          19.23
 Fee Reduction and/or Expense
 Reimbursement......................          16.97
                                              -----
                        NET EXPENSES           2.26
 *The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to insure the
  Net Expenses will not exceed 2.30%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement at any time.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                            IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ------------------------------------------------------------------------------------------------------------------
                                                          NUMBER OF YEARS YOU OWN YOUR SHARES
 ------------------------------------------------------------------------------------------------------------------
                                            1        3        5         10            1       3     5          10
 CLASS J                               $332     $706       $1,210   $2,595          $229    $706    $1,210   $2,595

INTERNATIONAL FUND I
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests in a portfolio of equity securities of companies domiciled in any of the nations of the world. The Fund invests in securities of:
.. companies with their principal place of business or principal office outside the U.S.;
.. companies for which the principal securities trading market is outside the
  U.S.; and
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from goods or services produced or sales made outside the U.S.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. However under normal market conditions, the Fund intends to have at least 65% of its assets invested in companies in at least three different countries. One of those countries may be the U.S. though currently the Fund does not intend to invest in equity securities of U.S. companies.


Investments may be made anywhere in the world. Primary consideration is given to securities of corporations of Western Europe, North America and Australasia (Australia, Japan and Far East Asia). Changes in investments are made as prospects change for particular countries, industries or companies.


In choosing investments for the Fund, the Sub-Advisor, Invista, pays particular attention to the long-term earnings prospects of the various companies under consideration. Invista then weighs those prospects relative to the price of the security.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.


The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.


The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

As the inception date of Class J of the Fund is March 2001, only limited historical performance data is available. The year-to-date return as of December 31, 2001 is -16.98%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS   LIFE OF FUND
 CLASS J (BEFORE TAXES)       N/A          N/A           N/A           -17.81
     (AFTER TAXES ON
     DISTRIBUTIONS)....       N/A          N/A           N/A           -17.81
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...       N/A          N/A           N/A           -10.85
 MSCI EAFE (Europe,
 Australia, Far East)
 Index-ND .............    -21.44         0.89          4.46
 Morningstar Foreign
 Stock Category........    -21.93         2.34          6.32
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                             CLASS J
 Management Fees....................          0.90
 12b-1 Fees.........................          0.50
 Other Expenses.....................          4.89
                                              ----
       TOTAL FUND OPERATING EXPENSES          6.29
 Fee Reduction and/or Expense
 Reimbursement......................          4.48
                                              ----
                        NET EXPENSES          1.81
 *The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to insure the
  Net Expenses will not exceed 1.85%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement at any time.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                            IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ------------------------------------------------------------------------------------------------------------------
                                                          NUMBER OF YEARS YOU OWN YOUR SHARES
 ------------------------------------------------------------------------------------------------------------------
                                            1        3        5         10            1       3     5          10
 CLASS J                               $287     $569       $980     $2,127          $184    $569    $980   $2,127

INTERNATIONAL FUND II
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests in common stocks and other securities of companies domiciled in any of the nations of the world. The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. It purchases securities of:
.. companies with their principal place of business or principal offices outside the U.S.;
.. companies for which the principal securities trading market is outside the
  U.S.; or
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made outside the U.S.

The Sub-Advisor, BT Funds Management ("BT"), selects securities for the Fund based on its own global investment research. The research program is focused on three key criteria:
.. business franchise - considering factors such as the company's relationship with its suppliers and customers, the degree of rivalry with competitors as well as the exposure to regulatory and technological risk;
.. quality of management - assessing the company's management on its ability to execute current business plans, manage the capital invested in the business as well as the level of transparency with respect to strategy and operations; and
.. business valuation - determining the private market or "true business value" of the firm.

BT's qualitative analysis is complemented by disciplined valuation techniques. These include proprietary models as well as conventional market measurements and industry specific models of relative value. This analytical framework ensures consistency and transparency throughout the research process. Portfolios are constructed and managed within predetermined guidelines that are regularly monitored by BT.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.


The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.


The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

As the inception date of Class J of the Fund is March 2001, only limited historical performance data is available. The year-to-date return as of December 31, 2001 is -14.50%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS J (BEFORE TAXES)       N/A          N/A           N/A            -15.36
     (AFTER TAXES ON
     DISTRIBUTIONS)....       N/A          N/A           N/A            -15.40
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...       N/A          N/A           N/A             -9.35
 MSCI EAFE (Europe,
 Australia, Far East)
 Index-ND .............    -21.44         0.89          4.46
 Morningstar Foreign
 Stock Category........    -21.93         2.34          6.32
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................           1.00
 12b-1 Fees........................           0.50
 Other Expenses....................           8.57
                                              ----
      TOTAL FUND OPERATING EXPENSES          10.07
 Fee Reduction and/or Expense
 Reimbursement.....................           8.15
                                              ----
                       NET EXPENSES           1.92
 *The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to insure the
  Net Expenses will not exceed 1.95%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement at any time.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                            IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ------------------------------------------------------------------------------------------------------------------
                                                          NUMBER OF YEARS YOU OWN YOUR SHARES
 ------------------------------------------------------------------------------------------------------------------
                                            1        3        5         10            1       3     5          10
 CLASS J                               $298     $603       $1,037   $2,243          $195    $603    $1,037   $2,243

 :

INTERNATIONAL SMALLCAP FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in equity securities of non-U.S. companies with comparatively smaller market capitalizations. Under normal market conditions, the Fund invests at least 80% of its assets in securities of companies having market capitalizations of $2 billion or less at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Fund invests in securities of:
.. companies with their principal place of business or principal office outside the U.S.;
.. companies for which the principal securities trading market is outside the
  U.S.; and
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from goods or services produced or sales made outside the U.S.

The Sub-Advisor, Invista, diversifies the Fund's investments geographically. There is no limitation on the percentage of assets that may be invested in one country or denominated in any one currency. However, under normal market circumstances, the Fund intends to invest at least 65% of its assets in securities of companies of at least three countries.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.


The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.


The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital in smaller companies outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

As the inception date of Class J of the Fund is March 2001, only limited historical performance data is available. The year-to-date return as of December 31, 2001 is -15.04%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS   LIFE OF FUND
 CLASS J (BEFORE TAXES)       N/A          N/A           N/A           -15.89
     (AFTER TAXES ON
     DISTRIBUTIONS)....       N/A          N/A           N/A           -15.89
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...       N/A          N/A           N/A            -9.67
 MSCI EAFE Small Cap
 Index ................    -12.51          N/A           N/A
 Morningstar Foreign
 Stock Category........    -21.93         2.34          6.32
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                             CLASS J
 Management Fees....................           1.20
 12b-1 Fees.........................           0.50
 Other Expenses.....................          12.64
                                              -----
       TOTAL FUND OPERATING EXPENSES          14.34
 Fee Reduction and/or Expense
 Reimbursement......................          12.22
                                              -----
                        NET EXPENSES           2.12
 *The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to insure the
  Net Expenses will not exceed 2.15%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement at any time.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                            IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ------------------------------------------------------------------------------------------------------------------
                                                          NUMBER OF YEARS YOU OWN YOUR SHARES
 ------------------------------------------------------------------------------------------------------------------
                                            1        3        5         10            1       3     5          10
 CLASS J                               $318     $664       $1,139   $2,452          $215    $664    $1,139   $2,452

PACIFIC BASIN FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in equity securities (or other securities with equity characteristics) of issuers located in the Pacific Basin region, including
Japan. The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. Under normal market conditions, the Fund invests at least 80% of its assets in such securities. The Fund's investments are generally diversified among securities of issuers of several Pacific Basin countries, which include but are not limited to: Australia, China, Hong Kong, India, Indonesia, Japan, Malaysia, New Zealand, Singapore, Sri Lanka, South Korea, Thailand, Taiwan and Vietnam. These include securities of:
.. companies organized under the laws of Pacific Basin countries;
.. companies for which the principal securities trading market is in a Pacific
  Basin country; and
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made in Pacific Basin countries.

Under normal market conditions, the Fund intends to have at least 65% of its assets invested in companies in Pacific Basin countries and may have a significant portion of its assets invested in securities of issuers in Japan. Criteria for determining the distribution of investments include the prospects for relative growth among foreign countries, expected levels of inflation, government policies influencing business conditions and the range of opportunities available to international investors.


The global equity investment philosophy of BT Funds Management ("BT"), the Sub-Advisor, is to exploit market inefficiencies that arise from differing interpretations of market information. As a result, in BT's view, a company's share price does not always represent its true "business value." BT actively invests in those companies that it believes have been mispriced by investment markets. In order to exploit these inefficiencies successfully, BT seeks to enhance investment returns through:
.. rigorous proprietary stock research which enables their analysts to understand the:
  . quality of the company;
  . nature of its management;
  . nature of its industry competition; and . business valuation - the true "business value" of the company;
.. maintaining global coverage within the universe of investment choices; and .. maintaining a medium-term focus.

As a result, the Fund's portfolio reflects the opportunities presented by mispriced companies that offer the potential for strong, long-term investment returns with an acceptable level of investment risk.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Fund's trading costs and may have an adverse impact on performance.

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes.

If you sell your shares when their value is less than the price you paid, you will lose money.


To the extent that the assets of the Fund are concentrated in securities of issuers in Japan, the value of the shares of the Fund may be more susceptible to a single economic, political or regulatory occurrence than shares of a Fund less concentrated in a single country.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital in Pacific Basin markets who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

As the inception date of Class J of the Fund is March 2001, only limited historical performance data is available. The year-to-date return as of December 31, 2001 is -22.22%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS J (BEFORE TAXES)       N/A          N/A            N/A           -22.98
     (AFTER TAXES ON
     DISTRIBUTIONS)....       N/A          N/A            N/A           -23.50
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...       N/A          N/A            N/A           -14.00
 MSCI Pacific Free
 Index-ND .............    -25.40        -7.80          -2.43
 Morningstar
 Diversified
 Pacific/Asia Stock
 Category .............    -20.06        -7.89           1.77
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................           1.00
 12b-1 Fees........................           0.50
 Other Expenses....................          25.85
                                             -----
      TOTAL FUND OPERATING EXPENSES          27.35
 Fee Reduction and/or Expense
 Reimbursement.....................          25.42
                                             -----
                       NET EXPENSES           1.93
 *The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to insure the
  Net Expenses will not exceed 2.00%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement at any time.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                            IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ------------------------------------------------------------------------------------------------------------------
                                                          NUMBER OF YEARS YOU OWN YOUR SHARES
 ------------------------------------------------------------------------------------------------------------------
                                            1        3        5         10            1       3     5          10
 CLASS J                               $299     $606       $1,042   $2,254          $196    $606    $1,042   $2,254

PRINCIPAL LIFETIME 2010 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds") which are described in this prospectus. The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Invista, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 40% of the Fund's assets are invested in equity securities and 60% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Invista considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.


Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. Invista intends to allocate the Fund's assets so that approximately five to ten years after the year 2010, the Fund's assets in the underlying funds matches the asset allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is in the best interests of the funds' shareholders.


MAIN RISKS
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Invista's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


The values of the fixed-income securities in which certain underlying funds invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors expecting to retire around the year 2010 or fund a cashflow need in the year 2010.

FUND ALLOCATION
As of December 31, 2001, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage              25.1%    Partners LargeCap           4.4%
      Securities                            Growth I
      Government Securities        16.7     Partners LargeCap Value     7.8
      High-Quality Short-Term      13.9     Partners SmallCap           2.2
      Bond                                  Growth I
      International I               8.9     SmallCap Growth             2.2
      LargeCap Growth               6.5     SmallCap Value              4.5
      LargeCap Value                7.8



Based on this allocation, the weighted average management fee of the underlying funds is 0.58%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

As the inception date of Class J of the Fund is June 2001, only limited historical performance data is available. The year-to-date return as of December 31, 2001 is -0.05%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS   LIFE OF FUND
 CLASS J (BEFORE TAXES)    N/A             N/A            N/A          -1.04
     (AFTER TAXES ON
     DISTRIBUTIONS)....    N/A             N/A            N/A          -1.30
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...    N/A             N/A            N/A          -0.64
 S&P 500 Index ........    -11.88        10.70          12.93
 Lehman Brothers
 Aggregate Bond Index .      8.42         7.43           7.23
 Morningstar Domestic
 Hybrid Category.......     -4.01         7.01           8.98
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was June 15, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                                CLASS J
 Management Fees**......................         0.1225
 12b-1 Fees.............................         0.5000
 Other Expenses.........................        20.2200
                                                -------
           TOTAL FUND OPERATING EXPENSES        20.8425
 Fee Reduction and/or Expense
 Reimbursement..........................        19.7925
                                                -------
                            NET EXPENSES         1.0500
 *The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to insure the
  Net Expenses will not exceed 1.05%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement at any time.
 **
  The Fund, as a shareholder in the underlying funds, bears it pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                            IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ------------------------------------------------------------------------------------------------------------------
                                                          NUMBER OF YEARS YOU OWN YOUR SHARES
 ------------------------------------------------------------------------------------------------------------------
                                            1        3        5         10            1       3       5          10
 CLASS J                               $211     $334     $579     $1,283          $107    $334    $579     $1,283

PRINCIPAL LIFETIME 2020 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds") which are described in this prospectus. The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Invista, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 50% of the Fund's assets are invested in equity securities and 50% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Invista considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.


Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. Invista intends to allocate the Fund's assets so that approximately five to ten years after the year 2020, the Fund's assets in the underlying funds matches the asset allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is in the best interests of the funds' shareholders.


MAIN RISKS
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Invista's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


The values of the fixed-income securities in which certain underlying funds invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors expecting to retire around the year 2020 or fund a cashflow need in the year 2020.

FUND ALLOCATION
As of December 31, 2001, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage Securities    26.9%    Partners LargeCap          6.6%
                                             Growth I
      Government Securities         17.9     Partners LargeCap          8.9
                                             Value
      International Emerging         2.2     Partners SmallCap          2.7
      Markets                                Growth I
      International I                8.8     SmallCap Growth            2.8
      LargeCap Growth                7.6     SmallCap Value             5.6
      LargeCap Value                10.0



Based on this allocation, the weighted average management fee of the underlying funds is 0.63%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

As the inception date of Class J of the Fund is June 2001, only limited historical performance data is available. The year-to-date return as of December 31, 2001 is -0.05%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS   LIFE OF FUND
 CLASS J (BEFORE TAXES)    N/A             N/A            N/A          -1.05
     (AFTER TAXES ON
     DISTRIBUTIONS)....    N/A             N/A            N/A          -1.22
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...    N/A             N/A            N/A          -0.64
 S&P 500 Index ........    -11.88        10.70          12.93
 Lehman Brothers
 Aggregate Bond Index .      8.42         7.43           7.23
 Morningstar Domestic
 Hybrid Category.......     -4.01         7.01           8.98
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was June 15, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                                CLASS J
 Management Fees**......................         0.1225
 12b-1 Fees.............................         0.5000
 Other Expenses.........................        10.3600
                                                -------
           TOTAL FUND OPERATING EXPENSES        10.9825
 Fee Reduction and/or Expense
 Reimbursement..........................         9.9325
                                                 ------
                            NET EXPENSES         1.0500
 *The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to insure the
  Net Expenses will not exceed 1.05%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement at any time.
 **
  The Fund, as a shareholder in the underlying funds, bears it pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                            IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ------------------------------------------------------------------------------------------------------------------
                                                          NUMBER OF YEARS YOU OWN YOUR SHARES
 ------------------------------------------------------------------------------------------------------------------
                                            1        3        5         10            1       3       5          10
 CLASS J                               $211     $334     $579     $1,283          $107    $334    $579     $1,283

PRINCIPAL LIFETIME 2030 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds") which are described in this prospectus. The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Invista, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 60% of the Fund's assets are invested in equity securities and 40% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Invista considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.


Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. Invista intends to allocate the Fund's assets so that approximately five to ten years after the year 2030, the Fund's assets in the underlying funds matches the asset allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is in the best interests of the funds' shareholders.


MAIN RISKS
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Invista's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


The values of the fixed-income securities in which certain underlying funds invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors expecting to retire around the year 2030 or fund a cashflow need in the year 2030.

FUND ALLOCATION
As of December 31, 2001, the Fund's assets were allocated among the following underlying funds as follows:

      Bond & Mortgage              20.3%    Partners LargeCap           7.6%
      Securities                            Growth I
      Government Securities        13.5     Partners LargeCap          12.2
                                            Value
      International Emerging        2.2     Partners SmallCap           3.3
      Markets                               Growth I
      International I              11.0     SmallCap Growth             3.4
      LargeCap Growth               8.7     SmallCap Value              6.7
      LargeCap Value               11.1



Based on this allocation, the weighted average management fee of the underlying funds is 0.66%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

As the inception date of Class J of the Fund is June 2001, only limited historical performance data is available. The year-to-date return as of December 31, 2001 is -0.69%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS J (BEFORE TAXES)    N/A             N/A            N/A           -1.67
     (AFTER TAXES ON
     DISTRIBUTIONS)....    N/A             N/A            N/A           -1.88
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...    N/A             N/A            N/A           -1.02
 S&P 500 Index ........    -11.88        10.70          12.93
 Lehman Brothers
 Aggregate Bond Index .      8.42         7.43           7.23
 Morningstar Domestic
 Hybrid Category.......     -4.01         7.01           8.98
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was June 15, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                               CLASS J
 Management Fees**.....................         0.1225
 12b-1 Fees ...........................         0.5000
 Other Expenses........................        14.9800
                                               -------
          TOTAL FUND OPERATING EXPENSES        15.6025
 Fee Reduction and/or Expense
 Reimbursement.........................        14.5525
                                               -------
                           NET EXPENSES         1.0500
 *The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to insure the
  Net Expenses will not exceed 1.05%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement at any time.
 **
  The Fund, as a shareholder in the underlying funds, bears it pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                            IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ------------------------------------------------------------------------------------------------------------------
                                                          NUMBER OF YEARS YOU OWN YOUR SHARES
 ------------------------------------------------------------------------------------------------------------------
                                            1        3        5         10            1       3       5          10
 CLASS J                               $211     $334     $579     $1,283          $107    $334    $579     $1,283

PRINCIPAL LIFETIME 2040 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds") which are described in this prospectus. The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Invista, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 70% of the Fund's assets are invested in equity securities and 30% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Invista considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.


Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. Invista intends to allocate the Fund's assets so that approximately five to ten years after the year 2040, the Fund's assets in the underlying funds matches the asset allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is in the best interests of the funds' shareholders.


MAIN RISKS
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Invista's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


The values of the fixed-income securities in which certain underlying funds invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors expecting to retire around the year 2040 or fund a cashflow need in the year 2040.

FUND ALLOCATION
As of December 31, 2001, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage              13.7%    LargeCap Value             13.3%
      Securities
      Government Securities         9.1     Partners LargeCap           9.8
                                            Growth I
      International Emerging        2.0     Partners LargeCap          13.3
      Markets                               Value
      International I              11.0     Partners SmallCap           3.9
                                            Growth I
      International SmallCap        2.0     SmallCap Growth             3.9
      LargeCap Growth               9.7     SmallCap Value              7.9

Based on this allocation, the weighted average management fee of the underlying funds is 0.69%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

As the inception date of Class J of the Fund is June 2001, only limited historical performance data is available. The year-to-date return as of December 31, 2001 is 1.49%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS   LIFE OF FUND
 CLASS J (BEFORE TAXES)    N/A             N/A            N/A           0.49
     (AFTER TAXES ON
     DISTRIBUTIONS)....    N/A             N/A            N/A           0.30
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...    N/A             N/A            N/A           0.30
 S&P 500 Index ........    -11.88        10.70          12.93
 Lehman Brothers
 Aggregate Bond Index .      8.42         7.43           7.23
 Morningstar Domestic
 Hybrid Category.......     -4.01         7.01           8.98
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was June 15, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                                CLASS J
 Management Fees**......................         0.1225
 12b-1 Fees.............................         0.5000
 Other Expenses.........................        25.9800
                                                -------
           TOTAL FUND OPERATING EXPENSES        26.6025
 Fee Reduction and/or Expense
 Reimbursement..........................        25.5525
                                                -------
                            NET EXPENSES         1.0500
 *The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to insure the
  Net Expenses will not exceed 1.05%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement at any time.
 **
  The Fund, as a shareholder in the underlying funds, bears it pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                            IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ------------------------------------------------------------------------------------------------------------------
                                                          NUMBER OF YEARS YOU OWN YOUR SHARES
 ------------------------------------------------------------------------------------------------------------------
                                            1        3        5         10            1       3       5          10
 CLASS J                               $211     $334     $579     $1,283          $107    $334    $579     $1,283

PRINCIPAL LIFETIME 2050 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds") which are described in this prospectus. The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Invista, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 80% of the Fund's assets are invested in equity securities and 20% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Invista considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.


Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. Invista intends to allocate the Fund's assets so that approximately five to ten years after the year 2050, the Fund's assets in the underlying funds matches the asset allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is in the best interests of the funds' shareholders.


MAIN RISKS
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Invista's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


The values of the fixed-income securities in which certain underlying funds invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors expecting to retire around the year 2050 or fund a cashflow need in the year 2050.

FUND ALLOCATION
As of December 31, 2001, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage               7.1%    LargeCap Value             15.5%
      Securities
      Government Securities         4.7     Partners LargeCap          10.9
                                            Growth I
      International Emerging        3.3     Partners LargeCap          15.5
      Markets                               Value
      International I              11.0     Partners SmallCap           4.4
                                            Growth I
      International SmallCap        3.3     SmallCap Growth             4.5
      LargeCap Growth              10.8     SmallCap Value              9.0

Based on this allocation, the weighted average management fee of the underlying funds is 0.73%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

As the inception date of Class J of the Fund is June 2001, only limited historical performance data is available. The year-to-date return as of December 31, 2001 is -1.23%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS   LIFE OF FUND
 CLASS J (BEFORE TAXES)    N/A             N/A            N/A          -2.21
     (AFTER TAXES ON
     DISTRIBUTIONS)....    N/A             N/A            N/A          -2.40
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...    N/A             N/A            N/A          -1.34
 S&P 500 Index ........    -11.88        10.70          12.93
 Lehman Brothers
 Aggregate Bond Index .      8.42         7.43           7.23
 Morningstar Large
 Blend Category........    -13.68         8.87          11.31
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was June 15, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                                CLASS J
 Management Fees**......................         0.1225
 12b-1 Fees.............................         0.5000
 Other Expenses.........................        28.1400
                                                -------
           TOTAL FUND OPERATING EXPENSES        28.7625
 Fee Reduction and/or Expense
 Reimbursement..........................        27.7125
                                                -------
                            NET EXPENSES         1.0500
 *The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to insure the
  Net Expenses will not exceed 1.05%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement at any time.
 **
  The Fund, as a shareholder in the underlying funds, bears it pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                            IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ------------------------------------------------------------------------------------------------------------------
                                                          NUMBER OF YEARS YOU OWN YOUR SHARES
 ------------------------------------------------------------------------------------------------------------------
                                            1        3        5         10            1       3       5          10
 CLASS J                               $211     $334     $579     $1,283          $107    $334    $579     $1,283

PRINCIPAL LIFETIME STRATEGIC INCOME FUND
The Fund seeks high current income.

MAIN STRATEGIES
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds") which are described in this prospectus. The underlying funds are intended to give the Fund moderate exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Invista, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 25% of the Fund's assets are invested in equity securities and 75% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Invista considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.


MAIN RISKS
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Invista's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


The values of the fixed-income securities in which certain underlying funds invest change daily. Their prices reflect changes is interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors in retirement.

FUND ALLOCATION
As of December 31, 2001, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage              20.1%    Money Market                9.4%
      Securities
      Government Securities        13.4     Partners LargeCap           4.4
                                            Growth I
      High-Quality Short-Term      23.9     Partners LargeCap Value     5.5
      Bond
      International I               6.7     Partners SmallCap           1.6
                                            Growth I
      LargeCap Growth               4.3     SmallCap Growth             1.7
      LargeCap Value                5.6     SmallCap Value              3.4

Based on this allocation, the weighted average management fee of the underlying funds is 0.54%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

As the inception date of Class J of the Fund is June 2001, only limited historical performance data is available. The year-to-date return as of December 31, 2001 is 0.54%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS J (BEFORE TAXES)    N/A             N/A            N/A           -0.45
     (AFTER TAXES ON
     DISTRIBUTIONS)....    N/A             N/A            N/A           -0.78
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...    N/A             N/A            N/A           -0.28
 S&P 500 Index ........    -11.88        10.70          12.93
 Lehman Brothers
 Aggregate Bond Index .      8.42         7.43           7.23
 Morningstar Domestic
 Hybrid Category.......     -4.01         7.01           8.98
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was June 15, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                               CLASS J
 Management Fees**.....................         0.1225
 12b-1 Fees............................         0.5000
 Other Expenses........................        54.3900
                                               -------
          TOTAL FUND OPERATING EXPENSES        55.0125
 Fee Reduction and/or Expense
 Reimbursement.........................        53.9625
                                               -------
                           NET EXPENSES         1.0500
 *The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to insure the
  Net Expenses will not exceed 1.05%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement at any time.
 **
  The Fund, as a shareholder in the underlying funds, bears it pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                            IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ------------------------------------------------------------------------------------------------------------------
                                                          NUMBER OF YEARS YOU OWN YOUR SHARES
 ------------------------------------------------------------------------------------------------------------------
                                            1        3        5         10            1       3       5          10
 CLASS J                               $210     $331     $574     $1,271          $106    $331    $574     $1,271

THE COSTS OF INVESTING


FEES AND EXPENSES OF THE FUNDS
The Class J shares of the Funds are sold without a front-end sales charge. If you sell your Class J shares within 18 months of purchase, a contingent deferred sales charge (CDSC) may be imposed on the shares sold. The CDSC, if any, is determined by multiplying by 1.00% the lesser of the market value at the time of redemption or the initial purchase price of the shares sold.

The CDSC is not imposed on shares:
.. that were purchased pursuant to the Small Amount Force Out program (SAFO);
.. redeemed due to a shareholder's death or disability (as defined in the
  Internal Revenue Code);
.. redeemed from retirement plans to satisfy minimum distribution rules under the
  Internal Revenue Code; or
.. sold using a periodic withdrawal plan (up to 10% of the value of the shares
  (as of the last business day of December of the prior year) subject to a CDSC without paying the CDSC).

There is no sales charge on shares purchased with reinvested dividends or other distributions. A redemption fee of 1.00% is charged on redemptions* of $50,000 or more if the shares were purchased within 30 days of the redemption. An exchange fee of 1.00% is charged on exchanges of $50,000 or more among the Funds* if the shares were purchased within 30 days of the exchange. Both the redemption and the exchange fees are calculated as a percentage of market value at the time the shares are exchanged.
  * Neither the redemption nor the exchange fee applies to shares redeemed/exchanged from the Money Market Fund.


The Funds do not pay any fees other than those described below and do not pay any other expenses.


ONGOING FEES
Ongoing fees reduce the value of each share. Because they are ongoing, they increase the cost of investing in the Funds.

Each Principal LifeTime Fund, as a shareholder in the underlying fund, bears its pro rata share of the management fees incurred by each underlying fund. The investment return of each Principal LifeTime Fund is net of the underlying funds' management fee.


Each of the Funds pays ongoing fees to the Manager and others who provide services to the Fund. These fees include:
.. Management Fee - Through the Management Agreement with the Fund, the Manager has agreed to provide investment advisory services and corporate administrative services to the Funds.
.. Distribution Fee - Each of the Funds has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940 for its Class J shares. Under the plan, the Class J shares of each Fund pays a distribution fee based on the average daily net asset value (NAV) of the Fund. These fees pay distribution expenses for the sale of Fund shares by Princor (the distributor of the Fund) and other selling dealers. Over time, these fees may exceed other types of sales charges.
.. Transfer Agent Fee - The Manager has entered into a Transfer Agency Agreement with the Fund under which the Manager provides transfer agent services to the Class J shares of the Fund. These services are currently provided at cost.
.. Portfolio Accounting Services - The Manager has entered into an agreement with the Fund under which the Manager supplies portfolio accounting services. Currently, there is no charge for these services.

Class J shares of the Funds also pay expenses of registering and qualifying shares for sale, the cost of producing and distributing reports and prospectuses to Class J shareholders and the cost of shareholder meetings held solely for Class J shares.


The Manager registers Class J shares with the states and the Fund pays the cost associated with this activity under the terms of the Transfer Agency Agreement for Class J Shares. Currently, the state registration fees have a dramatic impact on the Class J share expense ratios due to the low level of Fund assets. As the assets increase, it is expected that this expense will become a relatively small portion of the overall Fund's operating expenses for this class. The Manager has agreed to pay the state registration expenses, and if necessary other Fund expenses, on an interim basis in order to lower the total operating expense ratio for each Fund's Class J shares. Therefore, the Transfer Agency Agreement for Class J shares has been amended to reflect the Manager's agreement to pay expenses of the Fund. However, the Manager reserves the right to be reimbursed for any expenses paid on behalf of the Fund if the Fund's expenses are less than the limit agreed to by the Fund.


Capital Preservation Fund only:
.. A 2% redemption fee may be incurred when shares of the Capital Preservation
  Fund are redeemed. See "Shareholder Information - Redemption of Fund Shares." .. The Capital Preservation Fund pays a premium to each provider of a wrapper agreement.

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS


The information in this section does not directly apply to the Principal LifeTime Funds. It does apply to the underlying funds in which the LifeTime Funds invest.The Statement of Additional Information
(SAI) contains additional information about investment strategies and their related risks.


SECURITIES AND INVESTMENT PRACTICES
Equity securities include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and in overall market and economic conditions. Smaller companies are especially sensitive to these factors.

Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.


Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes.


Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers.


REPURCHASE AGREEMENTS AND LOANED SECURITIES
Each of the Funds may invest a portion of its assets in repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association or broker-dealer. A repurchase agreement provides that the Fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a Fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected Fund bears a risk of loss. To minimize such risks, the Fund enters into repurchase agreements only with large, well-capitalized and well-established financial institutions. In addition, the value of the collateral underlying the repurchase agreement is always at least equal to the repurchase price, including accrued interest.

Each of the Funds may lend its portfolio securities to unaffiliated broker-dealers and other unaffiliated qualified financial institutions.


CURRENCY CONTRACTS
The Funds may each enter into forward currency contracts, currency futures contracts and options, and options on currencies for hedging and other non-speculative purposes. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A Fund will not hedge currency exposure to an extent greater than the aggregate market value of the securities held or to be purchased by the Fund (denominated or generally quoted or currently convertible into the currency).

Hedging is a technique used in an attempt to reduce risk. If a Fund's Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investment, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the other party to the transaction does not perform as promised. There is also a risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.

FORWARD COMMITMENTS
Each of the Funds may enter into forward commitment agreements. These agreements call for the Fund to purchase or sell a security on a future date at a fixed price. Each of these Funds may also enter into contracts to sell its investments either on demand or at a specific interval.

WARRANTS
Each of the Funds may invest up to 5% of its assets in warrants. A warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price.

RISKS OF HIGH YIELD SECURITIES
The Balanced and Bond & Mortgage Securities Funds may each invest in debt securities rated lower than BBB by S&P or Baa by Moody's or, if not rated, determined to be of equivalent quality by the Manager or the Sub-Advisor. Such securities are sometimes referred to as high yield or "junk bonds" and are considered speculative.

Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.


Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a Fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the Fund were investing in higher quality bonds.


High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a Fund may incur additional expenses to seek recovery.


The secondary market on which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.


The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the security if the Manager or Sub-Advisor thinks it is in the best interest of shareholders.


DERIVATIVES
To the extent permitted by its investment objectives and policies, each of the Funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.


There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a Fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.


No Fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the Funds may not invest in oil leases or futures.


The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. The risks associated with derivative investments include:
.. the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the Manager or Sub-Advisor anticipated;
.. the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;
.. the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund's initial investment; and .. the counterparty may fail to perform its obligations.

FOREIGN SECURITIES
Certain of the Funds may invest in securities of foreign companies. For the purpose of this restriction, foreign companies are:
.. companies with their principal place of business or principal office outside the U.S.; and
.. companies for which the principal securities trading market is outside the U.S.

Foreign companies may not be subject to the same uniform accounting, auditing and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges, although each Fund seeks the most favorable net results on its portfolio transactions.


Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.


With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund's investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors.


Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund's portfolio. A Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.

A Fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities to which they relate.


Investments in companies of developing countries may be subject to higher risks than investments in companies in more developed countries. These risks include:
.. increased social, political and economic instability;
.. a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
.. lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
.. foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
.. relatively new capital market structure or market-oriented economy;
.. the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
.. restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
.. possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.


Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.


Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.


SECURITIES OF SMALLER COMPANIES
The Funds may invest in securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Small companies also may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

UNSEASONED ISSUERS
The Funds may invest in the securities of unseasoned issuers. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies. In addition, many unseasoned issuers also may be small companies and involve the risks and price volatility associated with smaller companies.

TEMPORARY DEFENSIVE MEASURES
For temporary defensive purposes in times of unusual or adverse market conditions, the Funds may invest without limit in cash and cash equivalents. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. Government securities, preferred stocks and debt securities, whether or not convertible into or carrying rights for common stock.

There is no limit on the extent to which the Funds may take temporary defensive measures. In taking such measures, a Fund may fail to achieve its investment objective.


PORTFOLIO TURNOVER
"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a Fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year.

Funds with high turnover rates (more than 100%) often have higher transaction costs (that are paid by the Fund) that may have an adverse impact on Fund performance and may generate short-term capital gains (on which taxes may be imposed even if no shares of the Fund are sold during the year). No turnover rate can be calculated for the Money

Market Fund because of the short maturities of the securities in which it invests. Turnover rates for each of the other Funds may be found in the Fund's Financial Highlights table.


Please consider all the factors when you compare the turnover rates of different funds. A fund with consistently higher total returns and higher turnover rates than another fund may actually be achieving better performance precisely because the managers are active traders. You should also be aware that the "total return" line in the Financial Highlights section already includes portfolio turnover costs.


MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE


THE MANAGER
Principal Management Corporation serves as the Manager for the Fund. Through the Management Agreement with the Fund, the Manager has agreed to handle the investment advisory services and provide certain corporate administrative services for the Fund. The Fund and the Manager have entered into a Portfolio Accounting Services Agreement under which the Manager provides portfolio accounting services.

The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2001, the mutual funds it manages had assets of approximately $6.2. The Manager's address is Principal Financial Group, Des Moines, Iowa 50392-0200.


THE SUB-ADVISORS
The Manager has signed contracts with various Sub-Advisors. Under the Sub-Advisory agreements, the Sub-Advisor agrees to assume the obligations of the Manager to provide investment advisory service for a specific Fund. For these services, the Sub-Advisor is paid a fee by the Manager.

SUB-ADVISOR: Alliance Capital Management L.P. ("Alliance") through its Bernstein
         Investment Research and Management unit ("Bernstein"). As of December 31, 2001, Alliance managed $455 billion in assets. Bernstein is located at 767 Fifth Avenue, New York, NY 10153 and Alliance is located at 1345 Avenue of the Americas, New York, NY 10105.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Value      Marilyn G. Fedak
                                        Steven Pisarkiewicz

MARILYN G. FEDAK . Ms. Fedak was named chief investment officer and chairman of the U.S. Equity Investment Policy Group, and was also elected to the Board of Directors, in 1993. She had previously served as a senior portfolio manager since joining the firm in 1984. Ms. Fedak is a member of the Small-Capitalization, International, Global, Global Balanced, Canadian Equity and Advanced Value Investment Policy Groups, and the Private Client Investment Group. From 1972 to 1983, she was a portfolio manager and research analyst at Morgan Guaranty Trust Company. She earned a BA from Smith College in 1968 and an MBA from Harvard University in 1972, and is a Chartered Financial Analyst.



STEVEN PISARKIEWICZ . Mr. Pisarkiewicz, Chief Investment Officer, Structured Equity Services Senior Portfolio Manager, joined the firm as a managing director of financial advisors in 1989. In 1992, he was named managing director of Institutional Services; in 1997, he was named senior portfolio manager for U.S. equities and became a member of the U.S. Equity Investment Policy Group. In late 1998, he assumed his current role as chief investment officer for Structured Equity Services. Prior to joining Bernstein, he was a vice president and senior consultant with SEI Corporation from 1983 to 1989, and a director of strategic planning for Emerson Electric Company from 1979 to 1983. Mr. Pisarkiewicz earned a BS from the University of Missouri in 1972 and an MBA in 1979 from the University of California at Berkeley.


SUB-ADVISOR: American Century Investment Management, Inc. ("American Century") was founded in 1958. Its office is located in the American Century Tower at 4500 Main Street, Kansas City, KS 64111. As of DECEMBER 31, 2001, American Century managed over $88.9 billion in assets.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Growth II  C. Kim Goodwin
                                        Prescott LeGard
                                        Gregory Woodhams




C. KIM GOODWIN . Ms. Goodwin was named Chief Investment Officer for American Century's U. S. growth equities in 2001. Previously she was Co-Chief Investment Officer and Senior Portfolio Manager and has been a member of the team that manages Growth since joining American Century in 1997. Ms. Goodwin is a member of the company's Investment Oversight Committee. Before joining American Century, she served as Senior Vice President and Portfolio Manager at Putnam Investments from 1996 to 1997, and Vice President and Portfolio Manager at Prudential Investments from 1993 to 1996. Ms. Goodwin holds a Bachelor of Arts Degree from Princeton University, an MBA in Finance and a Master's Degree in Public Affairs from the University of Texas.



PRESCOTT LEGARD, CFA . Mr. LeGard is a Portfolio Manager for American Century. Mr. LeGard joined the company in 1999. Before joining the company, he was an Equity Analyst for USAA Investment Management where he analyzed technology companies. He has worked in the investment industry since 1993. Mr. LeGard holds a BA Degree in Economics from DePauw University. He has earned the right to use the Chartered Financial Analyst designation.



GREGORY WOODHAMS, CFA . Mr. Woodhams is a Vice President and Senior Portfolio Manager for American Century. Mr. Woodhams has worked in the financial industry since 1992 and joined American Century in 1997. Previously, he was Vice President and Director of Equity Research at Texas Commerce Bank. Mr. Woodhams holds a Bachelor's Degree in Economics from Rice University and a Master's Degree in Economics from the University of Wisconsin at Madison. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Ark Asset Management Co., Inc. ("Ark Asset") is an independent,
         100% employee owned investment management firm. Ark Asset's offices are located at 125 Broad Street, New York, New York 10004. As of DECEMBER 31, 2001, Ark Asset managed $10.9 billion in assets.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners SmallCap Value      Coleman M. Brandt
                                        William G. Charcalis




COLEMAN M. BRANDT . Vice Chairman, Ark Asset. Mr. Brandt joined Ark Asset in 1989. Prior to joining Ark Asset, he served as President of Lehman Management Co., Inc. He received his MBA from the Harvard Graduate School of Business Administration and his BS from the Philadelphia University.



WILLIAM G. CHARCALIS . Managing Director, Ark Asset. Mr. Charcalis joined Ark Asset in 1994 as Senior Manager and has served in his current position since 1997. Prior to joining Ark Asset, he was Senior Manager at IBM Retirement Funds. He received his BS from the University of Southern California.


SUB-ADVISOR: Federated Investment Management Company ("Federated") is a registered investment adviser and a wholly-owned subsidiary of Federated Investors, Inc., which was founded in 1955. Federated is located in the Federated Investors Tower at 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. As of December
         31, 2001, Federated managed $163.6 billion in assets.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Blend      Linda A. Duessel
                                        David P. Gilmore
                                        J. Thomas Madden
                                        Bernard J. Picchi
           Partners SmallCap Growth II  Keith J. Sabol
                                        Aash M. Shah




LINDA A. DUESSEL, CFA . Ms. Duessel joined Federated in 1991 and has been a Portfolio Manager since 1995. She became a Senior Vice President of the Federated in January 2000 and served as a Vice President of Federated from 1995 through 1999. Ms. Duessel was a Senior Investment Analyst and an Assistant Vice President of Federated from 1991 through 1995. Ms. Duessel received her MS in Industrial Administration from Carnegie Mellon University. She has earned the right to use the Chartered Financial Analyst designation.



DAVID P. GILMORE . Mr. Gilmore joined Federated in August 1997 as an Investment Analyst. He was promoted to Senior Investment Analyst in July 1999 and became an Assistant Vice President of Federated in July 2000. Mr. Gilmore was a Senior Associate with Coopers & Lybrand from January 1992 to May 1995. He earned his MBA from the University of Virginia and has a BS from Liberty University. He has earned the right to use the Chartered Financial Analyst designation.



J. THOMAS MADDEN, CFA . Mr. Madden joined Federated as a Senior Portfolio Manager in 1977 and has been an Executive Vice President of Federated since 1994. Mr. Madden served as a Senior Vice President of Federated from 1989 to 1993. Mr. Madden received his MBA with a concentration in Finance from the University of Virginia. He has earned the right to use the Chartered Financial Analyst designation.



BERNARD J. PICCHI, CFA . Mr. Picchi joined Federated in 1999 as a Senior Vice President/Director of U.S. Equity Research. From 1994 to 1999, Mr. Picchi was a Managing Director of Lehman Brothers where he initially served as head of the energy sector group. During 1995 and most of 1996, he served as U.S. Director of Stock Research and in September 1996, he was named Growth Stock Strategist. Mr. Picchi holds a BS in foreign service from Georgetown University. He has earned the right to use the Chartered Financial Analyst designation.

KEITH J. SABOL, CFA . Mr. Sabol joined Federated in 1994. He has been a Portfolio Manager since 1996 and served as an Assistant Vice President of Federated from 1997 to 1998. He has been a Vice President of Federated since 1998. Mr. Sabol was an Investment Analyst, and then Equity Research Coordinator for Federated from 1994 to 1996. Mr. Sabol earned his MS in Industrial Administration from Carnegie Mellon University. He has earned the right to use the Chartered Financial Analyst designation.



AASH M. SHAH, CFA . Mr. Shah joined Federated in 1993 and has been a Portfolio Manager and a Vice President of Federated since 1997. Mr. Shah was a Portfolio Manager and served as an Assistant Vice President of Federated from 1995 through 1996, and as an Investment Analyst from 1993 to 1995. Mr. Shah received his Masters in Industrial Administration from Carnegie Mellon University with a concentration in Finance and Accounting. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Invista Capital Management, LLC ("Invista"), an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager, was founded in 1985. It manages investments for institutional investors, including Principal Life. Assets under management as of December 31, 2001 were approximately $23.0 billion. Invista's address is 1900 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.

                                                DAY-TO-DAY
           FUND                                 FUND MANAGEMENT
           ----                                 ---------------
           Balanced                             Dirk Laschanzky
                                                Douglas R. Ramsey
           International Emerging Markets       Michael A. Marusiak
                                                Michael L. Reynal
           International I                      Kurtis D. Spieler
           International SmallCap               Brian W. Pattinson
           LargeCap Blend                       Scott D. Opsal
           LargeCap Growth                      Mary Sunderland
           LargeCap S&P 500 Index               Robert Baur
                                                Rhonda VanderBeek
           LargeCap Value                       John Pihlblad
           Principal LifeTime 2010              Dirk Laschanzky
                                                Douglas R. Ramsey
           Principal LifeTime 2020              Dirk Laschanzky
                                                Douglas R. Ramsey
           Principal LifeTime 2030              Dirk Laschanzky
                                                Douglas R. Ramsey
           Principal LifeTime 2040              Dirk Laschanzky
                                                Douglas R. Ramsey
           Principal LifeTime 2050              Dirk Laschanzky
                                                Douglas R. Ramsey
           Principal LifeTime Strategic Income  Dirk Laschanzky
                                                Douglas R. Ramsey
           MidCap Blend                         K. William Nolin
           MidCap Growth                        John F. McClain
           MidCap S&P 400 Index                 Robert Baur
                                                Rhonda VanderBeek
           MidCap Value                         Catherine A. Zaharis
           SmallCap Blend                       Mustafa Sagun
           SmallCap Growth                      John F. McClain
           SmallCap S&P 600 Index               Robert Baur
                                                Rhonda VanderBeek
           SmallCap Value                       Thomas Morabito

ROBERT BAUR, PH.D . Dr. Baur joined Invista in 1995 after serving as a professor of finance and economics at Drake University and Grand View College. He received his Bachelor's degree in Mathematics and his Ph.D. in Economics from Iowa State University. Dr. Baur also did post-doctoral studies in finance and economics at the University of Minnesota.



DIRK LASCHANZKY, CFA . As a portfolio manager at Invista, Mr. Laschanzky is responsible for asset allocation and provides advice to clients concerning their portfolios across all asset classes. Prior to joining Invista in 1997, he was a portfolio manager and analyst for over seven years at AMR Investment Services where he managed short-term money market funds and was responsible for American Airlines' pension plan investment management. He also served as a financial analyst for American Airlines. He received an MBA and BA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



MICHAEL A. MARUSIAK . Mr. Marusiak joined Invista in 2000, specializing in the international emerging markets sector. Prior to joining Invista, he was an analyst on Trust Company of the West's global fund management team. He also worked with SBC Warburg of London as a research analyst responsible for Eastern Europe, the Middle East and Africa. He earned an MIA in International Finance from the Columbia University School of International and Public Affairs and a BA in Business Administration and Finance from Simon Fraser University of Burnaby, British Columbia.



JOHN F. MCCLAIN . Mr. McClain is a portfolio manager for small-cap and medium-cap growth portfolio management and strategy. He joined Invista in 1990. Previously, he was an investment executive with Paine Webber. He earned an MBA from Indiana University and a BBA in Economics from the University of Iowa.



THOMAS MORABITO, CFA . Mr. Morabito joined Invista in 2000 as the lead small-cap value portfolio manager. He has more than 12 years of analytical and portfolio management expertise. From 1994 until joining Invista, Mr. Morabito was a manager for INVESCO Management & Research. He received his MBA in Finance from Northeastern University and his BA in Economics from State University of New York. He has earned the right to use the Chartered Financial Analyst designation.



K. WILLIAM NOLIN, CFA . Mr. Nolin has managed the domestic mid-cap equity portfolios since 1999. His expertise is grounded in the telecommunications, media & entertainment, lodging and consumer non-durables sectors. Mr. Nolin joined the Principal Financial Group in 1993 as an investment credit analyst. He earned his MBA from the Yale School of Management and his Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



SCOTT D. OPSAL, CFA . Mr. Opsal is chief investment officer of Invista and has been with the firm since 1993. He holds an MBA from the University of Minnesota and a BS from Drake University. He has earned the right to use the Chartered Financial Analyst designation.



BRIAN W. PATTINSON, CFA . Mr. Pattinson is a portfolio manager at Invista. He performs international security analysis and strategy development for the firm's core international equity research effort and also specializes in the information technology and telecommunication sectors. He joined Invista in 1994. Mr. Pattinson earned his MBA and Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

JOHN PIHLBLAD, CFA . Mr. Pihlblad is director of quantitative portfolio management for Invista. He has over 24 years experience in creating and managing quantitative investment systems. Prior to joining Invista in 2000, Mr. Pihlblad was a partner and co-founder of GlobeFlex Capital in San Diego where he was responsible for the development and implementation of the investment process for both domestic and international products. He received his BA from Westminster College. He has earned the right to use the Chartered Financial Analyst designation.



DOUGLAS R. RAMSEY, CFA . Mr. Ramsey joined Invista in 1997. As portfolio manager, he provides clients with asset allocation advice and research services covering all major asset classes. Previously, he was a portfolio strategist for Invista's value team with responsibility for equity securities analysis and strategy. Prior to joining Invista, Mr. Ramsey was an equity portfolio manager at Investors Management Group and an equity strategist at SCI Capital Management. He received his MA in Economics from Ohio State University and a BA in Economics and Business Administration at Coe College. He has earned the right to use the Chartered Financial Analyst designation.



MICHAEL L. REYNAL . Mr. Reynal joined Invista in 2001, specializing in emerging markets portfolios. Prior to joining Invista, he was responsible for equity investments in Latin America, the Mediterranean and the Balkans while at Wafra Investment Advisory Group, Inc. in New York. He also spent four years with Paribas Capital Markets in New York as the head of the equity trading desk, and three years with Barclays do Zoete Weed in London, focusing on Latin American equity trading. Mr. Reynal received an MBA from the Amos Tuck School at Dartmouth College in New Hampshire, a BA/MA in History from Christ's College at Cambridge University in England and a BA in History from Middlebury College in Vermont.



MUSTAFA SAGUN, CFA . Mr. Sagun is manager of quantitative research for Invista. He is responsible for directing quantitative investment research and modeling, including stock valuation models, asset allocation models, portfolio optimization and risk management tools, index funds and enhanced index products.
 Prior to joining Invista in 2000, he was a vice president and quantitative analyst for PNC Financial Services Group. Mr. Sagun received a Ph.D. in finance and a MA in international economics from the University of South Florida. He received a BS in electronics and engineering from Bogazici University of Turkey. He is a CFA charterholder, a member of the Association for Investment Management and Research (AIMR), the Pittsburgh Society of Financial Analysts and the Financial Management Association.



KURTIS D. SPIELER, CFA . Mr. Spieler is a portfolio manager specializing in the management of international equity portfolios. He joined the Principal Financial Group in 1987 in the Treasury operation as a securities analyst and moved to Invista in 1991. Mr. Spieler received his MBA from Drake University and his BBA in Accounting from Iowa State University. He has earned the right to use the Chartered Financial Analyst designation.



MARY SUNDERLAND, CFA . Prior to joining Invista in 1999, Ms. Sunderland managed growth and technology portfolios for Skandia Asset Management for 10 years. Ms. Sunderland holds an MBA in Finance from Columbia University Graduate School of Business and an undergraduate degree from Northwestern University. She has earned the right to use the Chartered Financial Analyst designation.



RHONDA VANDERBEEK . Ms. VanderBeek directs trading operations for the Invista index accounts. She joined the Principal Financial Group in 1983 as a trading statistical clerk and moved to Invista in 1992. Ms. VanderBeek has extensive experience trading both domestic and international securities.



CATHERINE A. ZAHARIS, CFA . Ms. Zaharis directs portfolio management for the Invista value team and leads the value research group. She joined Invista in 1985. Ms. Zaharis received her MBA from Drake University and her BBA in Finance from the University of Iowa. She has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Morgan Stanley Asset Management ("Morgan Stanley"), with principal offices at 1221 Avenue of the Americas, New York, NY 10020, provides a broad range of portfolio management services to customers in the U.S. and abroad. As of December 31, 2001, Morgan Stanley, together with its affiliated institutional asset management companies, managed investments totaling approximately $415.9 billion as named fiduciary or fiduciary adviser. On December 1, 1998, Morgan Stanley Asset Management Inc.

         changed its name to Morgan Stanley Dean Witter Investment Management Inc. and on May 1, 2001 the name was changed to Morgan Stanley Investment Management Inc. The firm continues to do business in certain instances using the name Morgan Stanley Asset Management.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Growth I   William S. Auslander
           Partners MidCap Blend        Bradley S. Daniels
                                        William B. Gerlach




WILLIAM S. AUSLANDER . Mr. Auslander is a Principal of Morgan Stanley & Co, Incorporated and Morgan Stanley Investment Management Inc. Mr. Auslander joined Morgan Stanley in 1995 as an equity analyst and currently is a portfolio manager in Morgan Stanley's institutional equity group. Prior thereto, he was an equity analyst at Icahn & Co., 1986-1995. He holds a BA in Economics from the University of Wisconsin and an MBA from Columbia University.



BRADLEY S. DANIELS . In 1985, Mr. Daniels joined Miller Anderson & Sherrerd, LLP, which was acquired by MSDW Investment Management in 1996, and is a Principal of the firm. Mr. Daniels is a portfolio manager for the Mid and Small Cap Value strategies. Prior to joining the firm, he served as a programmer/equity research analyst in the Equity Research Department of Kidder, Peabody & Co., Incorporated. He received a BA in Mathematics from the University of Pennsylvania, an MBA from The Wharton School of the University of Pennsylvania, and has earned the right to use the Chartered Financial Analyst designation. He is also a member of the Financial Analysts of Philadelphia.



WILLIAM B. GERLACH, CFA . Managing Director. In 1991, Mr. Gerlach joined Miller Anderson & Sherrerd, LLP, which was acquired by MSDW Investment Management in 1996. Mr. Gerlach is a Managing Director of the firm. Prior to joining the firm, he served as Programmer/Applications Software Development at Alphametrics Corporation. Past positions include Data Analyst and Inflation Economist at Wharton Econometric Forecasting Associates. He received a BA from Haverford College. He is a member of the Financial Analysts of Philadelphia and a Chartered Financial Analyst.


SUB-ADVISOR: Neuberger Berman Management Inc. ("Neuberger Berman") is an affiliate of Neuberger Berman, LLC. Neuberger Berman, LLC is located at 605 Third Avenue, 2nd Floor, New York, NY 10158-0180. Together with Neuberger Berman, the firms manage more than $59.0 billion in total assets (as of December 31, 2001) and continue an asset management history that began in 1939.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners MidCap Value        Robert I. Gendelman
           Partners SmallCap Growth I   Michael Malouf
                                        Jennifer K. Silver




ROBERT I. GENDELMAN . Portfolio Manager, Neuberger Berman Management Inc., since 1994. Mr. Gendelman holds a BA from the University of Michigan as well as a JD and an MBA from the University of Chicago.



MICHAEL F. MALOUF . Mr. Malouf is a Vice President of Neuberger Berman Management Inc. and Managing Director of Neuberger Berman, LLC. Mr. Malouf joined the firm in 1998. From 1991 to 1998, he was a Portfolio Manager at another firm.



JENNIFER K. SILVER . Ms. Silver is a Vice President of Neuberger Berman Management Inc. and Managing Director of Neuberger Berman, LLC. Ms. Silver has been Director of the Growth Equity Group since 1997 and was an Analyst and a Portfolio Manager at another firm from 1981 to 1997.

SUB-ADVISOR: Principal Capital Global Investors Limited, doing business as BT
         Funds Management ("BT Funds Management"), is a member of the Principal Financial Group. Its address is The Chifley Tower, 2 Chifley Square, Sydney 2000 Australia. As of December, 31, 2001, BT Funds Management had approximately $17.7 billion under management.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           European                     Crispin Murray
           International II             Nigel Allfrey
           Pacific Basin                Dean Cashman
           Technology                   David Mills




NIGEL ALLFREY . Mr. Allfrey is Senior Vice President of BT Funds Management having joined the firm in 1994. He has been the Portfolio Manager for BT Fund Managment's closed-end Global Equity Fund since 1998 and is also a senior member of the European Equities Group with specific responsibilities for technology and telecommunication sectors. Prior to joining BT Funds Management, Mr. Allfrey spent five years with Price Waterhouse (working in Brisbane, New Caledonia, London and Paris) and was involved in advising on company restructuring, mergers and acquisitions. Mr. Allfrey has Bachelor's degrees in Commerce and Economics from the University of Queensland. He is also a Chartered Accountant.



DEAN CASHMAN . Mr. Cashman is Executive Vice President of BT Funds Management and serves as head of Japanese equities. He joined the firm in January 1988, initially involved in the liquids and fixed-income group, but moved to the European equity group in 1989 specializing in the Latin Block countries including France, Italy and Spain. He started working on Japanese equities at the end of 1991 and subsequently took over responsibility for the group. Mr. Cashman received a degree in Economics from the University of Queensland.



DAVID MILLS . Mr. Mills is Executive Vice President of BT Funds Management and serves as its head of U.S. Equities. He joined BT Fund Management's retail unit trust team in January 1990 as an Analyst in European equities. In July 1996, he assumed fund management responsibility for all of the direct European investment vehicles offered by the firm.



CRISPIN MURRAY . Mr. Murray is Executive Vice President of BT Funds Management having joined the firm in 1994 as an investment analyst. In 1995, his role became pure European equities analysis covering banks, telecommunications, telecommunication equipment and media. In 1998, he became head of European Equities and became coordinator for the Global Banking Group. His global sector responsibilities include telecommunications and banks. Prior to joining BT Funds Management, Mr. Murray worked for Equitable Life Assurance Society in the UK as a bond and currency analyst. He received an Honours degree in Economics and Human Geography from Reading University in the UK.


SUB-ADVISOR: Principal Capital Income Investors, LLC ("Principal Capital - II"), an indirect wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager, was founded in 2000. It manages investments for institutional investors, including Principal Life. Assets under management as of December 31, 2001 were approximately $39.2 billion. Principal Capital - II's address is 801 Grand Ave., Des Moines, Iowa 50392.

                                                DAY-TO-DAY
           FUND                                 FUND MANAGEMENT
           ----                                 ---------------
           Balanced                             William C. Armstrong
           Bond & Mortgage Securities           William C. Armstrong
                                                Lisa A. Stange
           Capital Preservation                 Kevin W. Croft
           Government Securities                Mark Karstrom
                                                Martin J. Schafer
           High Quality Intermediate-Term Bond  Kevin W. Croft
                                                Martin J. Schafer
           High Quality Long-Term Bond          Kevin W. Croft
                                                Martin J. Schafer
           High Quality Short-Term Bond         Martin J. Schafer
           Money Market                         Michael R. Johnson
                                                Alice Robertson

WILLIAM C. ARMSTRONG, CFA . Mr. Armstrong leads the multi-sector/core portfolio management group for Principal Capital - II. Mr. Armstrong has been with the Principal Financial Group since 1992. He earned his Master's degree from the University of Iowa and his Bachelor's degree from Kearney State College. He has earned the right to use the Chartered Financial Analyst designation.



KEVIN W. CROFT, CFA . As a portfolio manager for Principal Capital - II, Mr. Croft has direct responsibility for $950 million invested in fixed-income portfolios. He joined the Principal Financial Group in 1988. He earned his Master's and Bachelor's degrees from Drake University. He has earned the right to use the Chartered Financial Analyst designation.



MICHAEL R. JOHNSON . Mr. Johnson directs securities trading for Principal Capital - II. He joined the Principal Financial Group in 1982 and took his current position in 1994. His responsibilities include managing the fixed-income trading operation for Principal Capital - II and several short-term money market accounts. Mr. Johnson earned his Bachelor's degree in Finance from Iowa State University.



MARK KARSTROM. . Mr. Karstrom is a portfolio manager at Principal Capital - II with responsibility for mortgage-backed securities. Prior to joining Principal Capital - II in 2001, Mr. Karstrom was a portfolio manager for Scudder Kemper Investments. He received a BA in economics from the University of Denver. He is a member of the Association for Investment Management and Research (AIMR) and a Level II candidate for the Chartered Financial Analyst Designation.



ALICE ROBERTSON . Ms. Robertson is a trader for Principal Capital - II on the corporate fixed-income trading desk. She joined the Principal Financial Group in 1990 as a credit analyst and moved to her current position in 1993. Previously, Ms. Robertson was an assistant vice president/commercial paper analyst with Duff & Phelps Credit Company. Ms. Robertson earned her Master's degree in Finance and Marketing from DePaul University and her Bachelor's degree in Economics from Northwestern University.



MARTIN J. SCHAFER . Mr. Schafer is a portfolio manager for Principal Capital - II specializing in the management of mortgage-backed securities utilizing an active, total return approach. He joined the Principal Financial Group in 1977. He holds a BBA in Accounting and Finance from the University of Iowa.



LISA A. STANGE, CFA . As portfolio manager for Principal Capital - II, Ms. Stange manages over $3 billion in fixed-income portfolios invested in corporate bonds, mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities, sovereigns and agencies. Ms. Stange joined the Principal Financial Group in 1989 after earning her Master's and Bachelor's degrees in Finance from the University of Iowa. She has earned the right to use the Chartered Financial Analyst designation.

SUB-ADVISOR: Principal Capital Real Estate Investors, LLC ("Principal Capital -
         REI"), an indirect wholly-owned subsidiary of Principal Life and an affiliate of the Manager, was founded in 2000. It manages investments for institutional investors, including Principal Life. Assets under management as of December 31, 2001, were approximately $19.9 billion. Principal Capital - REI's address is 1800 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Real Estate                  Kelly D. Rush




KELLY D. RUSH, CFA . Mr. Rush directs the Real Estate Investment Trust (REIT) activity for Principal Capital - REI. Mr. Rush joined the Principal Financial Group in 1987 and has been dedicated to public real estate investments since 1995. His experience includes the structuring of public real estate transactions that included commercial mortgage loans and the issuance of unsecured bonds. He received his Master's degree and Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Turner Investment Partners, Inc. ("Turner") was founded in 1990.
         Its address is 1235 Westlakes Drive, Suite 350, Berwyn, PA 19312. As of December 31, 2001, Turner had discretionary management authority with respect to approximately $9.2 billion in assets.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners MidCap Growth       Christopher K. McHugh
                                        William C. McVail
                                        Robert E. Turner




CHRISTOPHER K. MCHUGH . Mr. McHugh, Senior Portfolio Manager, joined Turner Investment Partners, Inc. in 1990. He holds a BS in Accounting from Philadelphia University and an MBA in Finance from St. Joseph's University. He has been in investment management since 1986.



WILLIAM C. MCVAIL . Mr. McVail, Senior Portfolio Manager, joined Turner in 1998. Prior thereto, he was Portfolio Manager at PNC Equity Advisers. He has been in investment management since 1987.



ROBERT E. TURNER, CFA . Mr. Turner, Chairman and Chief Investment Officer, founded Turner in 1990. Prior to 1990, he was Senior Investment Manager with Meridian Investment Company. He has been in investment management since 1981. He has earned the right to use the Chartered Financial Analyst designation.


DUTIES OF THE MANAGER AND SUB-ADVISORS
The Manager or Sub-Advisor provides the Directors of the Fund with a recommended investment program. The program must be consistent with the Fund's investment objective and policies. Within the scope of the approved investment program, the Sub-Advisor advises the Fund on its investment policy and determines which securities are bought or sold, and in what amounts.

FEES PAID TO THE MANAGER
The Manager is paid a fee by the Fund for its services, which includes any fee paid to the Sub-Advisor. The fee paid by each Fund (as a percentage of the average daily net assets) for the fiscal year ended October 31, 2001 was:

       Balanced                        0.50%     MidCap Blend            0.65%
       Bond & Mortgage Securities      0.55%     MidCap Growth           0.65%
       Capital Preservation            0.52%     MidCap S&P 400 Index    0.15%
       European                        1.00%     MidCap Value            0.65%
       Government Securities           0.40%     Money Market            0.40%
       High Quality
       Intermediate-Term Bond          0.40%     Pacific Basin           1.00%
                                                 Partners LargeCap
       High Quality Long-Term Bond     0.40%     Blend                   0.75%
       High Quality Short-Term                   Partners LargeCap
       Bond                            0.40%     Growth I                0.75%
       International Emerging                    Partners LargeCap
       Markets                         1.35%     Growth II               1.00%
                                                 Partners LargeCap
       International I                 0.90%     Value                   0.80%
       International II                1.00%     Partners MidCap Blend   1.00%
                                                 Partners MidCap
       International SmallCap          1.20%     Growth                  1.00%
       LargeCap Blend                  0.45%     Partners MidCap Value   1.00%
                                                 Partners SmallCap
       LargeCap Growth                 0.55%     Growth I                1.10%
                                                 Partners SmallCap
       LargeCap S&P 500 Index          0.15%     Growth II               1.00%
                                                 Partners SmallCap
       LargeCap Value                  0.45%     Value                   1.00%
       LifeTime 2010                 0.1225%     Real Estate             0.85%
       LifeTime 2020                 0.1225%     SmallCap Blend          0.75%
       LifeTime 2030                 0.1225%     SmallCap Growth         0.75%
                                                 SmallCap S&P 600
       LifeTime 2040                 0.1225%     Index                   0.15%
       LifeTime 2050                 0.1225%     SmallCap Value          0.75%
       Lifetime Strategic Income     0.1225%     Technology              1.00%



The Fund and the Manager, under an order received from the SEC, may enter into and materially amend agreements with Sub-Advisors without obtaining shareholder approval. For any Fund that is relying on that order, the Manager may:
.. hire one or more Sub-Advisors;
.. change Sub-Advisors; and
.. reallocate management fees between itself and Sub-Advisors.

The Manager will continue to have the ultimate responsibility for the investment performance of these Funds due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination and replacement. No Fund will rely on the order until it receives approval from its shareholders or, in the case of a new Fund, the Fund's sole initial shareholder before the Fund is available to the public, and the Fund states in its prospectus that it intends to rely on the order. The Manager will not enter into an agreement with an affiliated Sub-Advisor for a Fund that is relying on the order without that agreement, including the compensation to be paid under it, being similarly approved.

The Partners LargeCap Blend, Partners LargeCap Growth I, Partners LargeCap Growth II, Partners LargeCap Value, Partners MidCap Blend, Partners MidCap Growth, Partners MidCap Value, Partners SmallCap Growth I, Partners SmallCap Growth II and Partners SmallCap Value Funds have received the necessary shareholder approval and intend to rely on the order.


PRICING OF FUND SHARES


Each Fund's shares are bought and sold at the current share price. The share price of each class of each Fund is calculated each day the New York Stock Exchange ("NYSE") is open. The share price is determined at the close of business of the Exchange (normally 3:00 p.m. Central time). When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is received.


For all Funds, except the Money Market Fund, the share price is calculated by:
.. taking the current market value of the total assets of the Fund
.. subtracting liabilities of the Fund

.. dividing the remainder proportionately into the classes of the Fund
.. subtracting the liability of each class
.. dividing the remainder by the total number of shares owned in that class.

The securities of the Money Market Fund are valued at amortized cost. The calculation procedure is described in the SAI. The Money Market Fund reserves the right to determine a share price more than once each day.


Capital Preservation Fund only:
The fair value of a wrapper agreement is equal to the difference between the book value and the market value (including accrued interest) of the covered assets. If the market value (including accrued interest) of the covered assets is greater than the book value, the value of a wrapper agreement is reflected as a liability of the Fund reflecting the potential liability of the Fund to the wrap provider. If the market value (including accrued interest) of the covered assets is less than the book value, the value of a wrapper agreement appears as an asset of the Fund reflecting the potential liability of the wrap provider to the Fund.

In valuing a wrapper agreement, the Board considers the creditworthiness and ability of a wrap provider to pay amounts due under the wrapper agreement. The Board may determine that a wrap provider is unable to make such payments. It would then assign a fair value to the wrapper agreement that is less than the difference between the book value of the wrapper agreement and the market value (including accrued interest) of the covered assets. In such event, the Fund might be unable to maintain a stable value per share.


NOTES:

.. If current market values are not readily available for a security owned by a
  Fund, its fair value is determined using a policy adopted by the Directors.
.. A Fund's securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. The values of foreign securities used in computing share price are determined at the time the foreign market closes. Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The NAV of a Fund investing in foreign securities may change on days when shareholders are unable to purchase or redeem shares. If the Sub-Advisor believes that the market value is materially affected, the share price will be calculated using the policy adopted by the Fund.
.. Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The Fund has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

PURCHASE OF FUND SHARES

Fill out the Principal Investors Fund (or the IRA, SEP or SIMPLE) application completely. You must include:
.. the name you want to appear on the account;
.. the Principal Investors Fund(s) in which you want to invest;
.. the amount of the investment;
.. your Social Security number; and
.. other required information.

Each Fund requires a minimum initial investment of $1,000. Subsequent investment minimums are $100. However, if your subsequent investments are made using an Automatic Investment Plan, the investment minimum is $50.


NOTES:

.. The minimum investment applies on a Fund level, not on the total investment being made.
.. Minimums are waived for accounts set up under the SAFO program.
.. The Capital Preservation Fund is only available for purchase in IRA, SEP or SIMPLE accounts.

To eliminate the need for safekeeping, the Funds will not issue certificates for shares. The Funds may periodically close to new purchases of shares or refuse any order to buy shares if the Manager determines that doing so would be in the best interests of the Fund and its shareholders.


In order for us to process your purchase order on the day it is received, we must receive the order (with complete information):
.. on a day that the New York Stock Exchange (NYSE) is open; and .. prior to the close of trading on the NYSE (normally 3 p.m. Central Time).

Orders received after the close of the NYSE or on days that the NYSE is not open will be processed on the next day that the NYSE is open for normal trading.


INVEST BY MAIL
.. Send a check and completed application to:
   Principal Investors Fund
   P. O. Box 10423
   Des Moines Iowa 50306-9780
.. Make your check payable to Principal Investors Fund.
.. Your purchase will be priced at the next share price calculated after Principal Investors Fund receives your paperwork, completed in a manner acceptable to us.

ORDER BY TELEPHONE
.. Call us between 7:00 A.M. and 7:00 P.M. Central Time on any day that the NYSE is open.
.. We must receive your payment for the order within three business days (or the order will be canceled and you may be liable for any loss).
.. For new accounts, you also need to send a completed application.

NOTES:

.. Phone orders are not available for qualified accounts or the Money Market
  Fund.
.. Other restrictions may apply, please call us for details.

WIRE MONEY FROM YOUR BANK
.. Call Principal Investors Fund for an account number and wiring instructions. .. For both initial and subsequent purchases, federal funds should be wired to:
   Wells Fargo Bank Iowa, N.A.
   Des Moines, Iowa 50309
   ABA No.: 073000228
   For credit to: Principal Investors Fund, Inc.
   Account No.: 3000499968
   For credit: Principal ________ Fund, Class J
   Shareholder Account No. __________________
   Shareholder Registration __________________
.. Give the number and instructions to your bank (which may charge a wire fee). .. No wires are accepted on days when the NYSE is closed or when the Federal
  Reserve is closed (because the bank that would receive your wire is closed).

ESTABLISH A DIRECT DEPOSIT PLAN
Direct Deposit allows you to deposit automatically all or part of your paycheck (or government allotment) to your Principal Investors Fund account(s).
.. Availability of this service must be approved by your payroll department.
.. Call Principal Investors Fund for an account number, Automated Clearing House
  (ACH) instructions and the form needed to establish Direct Deposit.
.. Give the Direct Deposit Authorization Form to your employer or the governmental agency (either of which may charge a fee for this service).
.. Shares will be purchased on the day the ACH notification is received by Wells
  Fargo Bank Iowa, N.A.

.. On days when the NYSE is closed, but the bank receiving the ACH notification is open, your purchase will be priced at the next calculated share price.

ESTABLISH AN AUTOMATIC INVESTMENT PLAN
.. You may make regular monthly investments with automatic deductions from your bank or other financial institution account. You select the day (not the 29th, 30th or 31st) of the month the deduction is to be made.
.. The minimum initial investment is waived if you set up an Automatic Investment
  Plan when you open your account.
.. Minimum monthly purchase is $50 per Fund.
.. Send completed application, check authorization form and voided check (or voided deposit slip) to:
   Principal Investors Fund
   P. O. Box 10423
   Des Moines Iowa 50306-9780

SET UP A DIVIDEND RELAY
.. Invest your dividends and capital gains from one Principal Investors Fund in shares of another Principal Investors
  Fund. (DIVIDEND RELAY IS NOT AVAILABLE FOR DIVIDENDS OR CAPITAL GAINS PAID BY THE CAPITAL PRESERVATION FUND.)
.. You may acquire shares of a Fund only if its shares are legally offered in your state of residence.
.. Distributions from a Fund may be directed to only one receiving Fund.
.. The Fund share class receiving the investment must be the same class as the originating Fund.
.. There is no sales charge or administrative charge for the Dividend Relay.
.. You can set up Dividend Relay:
  . on the application for a new account; or . by calling Principal Investors Fund if telephone services apply to the originating account; or
  . in writing (a signature guarantee may be required).
.. You may discontinue your Dividend Relay election with a written notice to Principal Investors Fund. There may be a delay of up to 10 days before the Dividend Relay plan is discontinued.
.. The amount invested in the receiving Fund must meet that Fund's minimums. If it does not, the receiving Fund reserves the right to close the account if it is not brought up to the minimum investment amount within 30 days of sending you a deficiency notice.

HOW TO REDEEM (SELL) SHARES


After you place a sell order in proper form, shares are sold using the next share price calculated. The amount you receive will be reduced by any applicable CDSC or redemption fee. There is no additional charge for a sale of shares however, you will be charged a $6 wire fee if you have the sale proceeds wired to your bank. Generally, the sale proceeds are sent out on the next business day after the sell order has been placed. It may take additional business days for your financial institution to post this payment to your account at that financial institution. At your request, the check will be sent overnight (a $15 overnight fee will be deducted from your account unless other arrangements are made). A FUND CAN ONLY SELL SHARES AFTER YOUR CHECK MAKING THE FUND INVESTMENT HAS CLEARED YOUR BANK. TO AVOID THE INCONVENIENCE OF A DELAY IN OBTAINING SALE PROCEEDS, SHARES MAY BE PURCHASED WITH A CASHIER'S CHECK, MONEY ORDER OR CERTIFIED CHECK. A sell order from one owner is binding on all joint owners.


Your request for a distribution from your 403(b) or SAR-SEP account must be in writing. You may obtain a distribution form by telephoning us or writing to the Principal Investors Fund at P.O. Box 10423, Des Moines, Iowa 50309.

Distributions from IRA, SEP, SIMPLE, 403(b) and SAR-SEP accounts may be taken as:
.. lump sum of the entire interest in the account;
.. partial interest in the account; or
.. periodic payments of either a fixed amount or an amount based on certain life expectancy calculations.
Tax penalties may apply to distributions before the participant reaches age
591/2.

Selling shares may create a gain or a loss for federal (and state) income tax purposes. You should maintain accurate records for use in preparing your income tax returns.


Generally, sales proceeds checks are:

.. payable to all owners on the account (as shown in the account registration);
  and
.. mailed to address on the account (if not changed within last month) or previously authorized bank account.

For other payment arrangements, please call Principal Investors Fund. You should also call Principal Investors Fund for special instructions that may apply to sales from accounts:
.. when an owner has died;
.. for certain employee benefit plans; or .. owned by corporations, partnerships, agents or fiduciaries.

Payment for shares sold is generally sent the business day after the sell order is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

.. Dividend Relay is not available for dividends and capital gains paid by the Capital Preservation Fund.

REDEMPTION FEE (OTHER THAN MONEY MARKET FUND FUND). Each Fund, except the Money Market Fund Fund, will impose a redemption fee on redemptions of $30,000 or more of Class J shares redeemed within 30 days after they are purchased. The fee is equal to 1.00% of the total redemption amount. The fee is paid to the Fund is intended to offset the trading costs, market impact and other costs associated with short-term money movement in and out of the Fund.


REDEMPTION FEE (CAPITAL PRESERVATION FUND ONLY).
Generally, redemption requests are subject to a 2% redemption fee when the rate trigger is active. The redemption fee is used by the Fund to help minimize the impact redemptions may have on Fund performance, cover the administrative costs of processing the redemption and offset premiums to wrapper providers. Redemption fees are also intended to discourage market timing (attempting to take advantage of short-term movements in interest rates). The rate trigger is active if, as of the prior business day, the gross annual effective yield of the Fund is less than the reference index yield*. If the rate trigger is activated, it becomes inactive, if as of the prior business day, the gross annual effective yield of the Fund is greater than the reference index yield plus 0.25%.
  * The reference index yield means the current yield on the Dealer Commercial Paper (90-day) Index as reported by Bloomberg, L.P. If such an index is not available from Bloomberg, the Fund may use an alternative source of information for the 90-day dealer commercial paper rate.


The redemption fee does not apply to sale of Fund shares if:
.. the redemption is due to death or disability (as defined in the Internal
  Revenue Code) of the shareholder and the redemption request is received with the other required documents;
.. they are redeemed to pay retirement plan fees;
.. they are redeemed to assure the plan complies with the Internal Revenue Code;
  or
.. the redemption is made pursuant to a written request from the shareholder which specifically states that the redemption is either:
  . a minimum distribution required by the Internal Revenue Code; or . a distribution calculated in accordance with Internal Revenue Code section
    72(t).

SELL SHARES BY MAIL
.. Send a letter or distribution form (call us for the form) which is signed by the owner(s) of the account to:
   Principal Investors Fund
   P. O. Box 10423
   Des Moines Iowa 50306-9780
.. Specify the Fund and account number.
.. Specify the number of shares or the dollar amount to be sold.
.. A signature guarantee* will be required if the:
  . sell order is for more than $100,000;
  . account address has been changed within one month of the sell order; or . check is payable to a party other than the account shareholder(s) or
    Principal Life.

    * If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member or brokerage firm. A signature guaranteed by a notary public or savings bank is not acceptable.


SELL SHARES IN AMOUNTS OF $100,000 OR LESS BY TELEPHONE*
.. The address on the account must not have been changed within the last month and telephone privileges must apply to the account from which the shares are being sold.
.. If our phone lines are busy, you may need to send in a written sell order.
.. To sell shares the same day, the order must be received before the close of normal trading on the NYSE (generally 3:00 p.m. Central Time).
.. Telephone redemption privileges are NOT available for Principal Investors Fund
  403(b)s, SEPs, SIMPLES and certain employee benefit plans.
.. If previously authorized, checks can be sent to a shareholder's U.S. bank account.
  * The Funds and the transfer agent reserve the right to refuse telephone orders to sell shares. The shareholder is liable for a loss resulting from a fraudulent telephone order that the Fund reasonably believes is genuine. The Funds will use reasonable procedures to assure instructions are genuine. If the procedures are not followed, the Funds may be liable for loss due to unauthorized or fraudulent transactions. The procedures include: recording all telephone instructions, requesting personal identification information (name, phone number, social security number, birth date, security phrase, etc.) and sending written confirmation to the address on the account.


PERIODIC WITHDRAWAL PLANS
You may set up a periodic withdrawal plan on a monthly, quarterly, semiannual or annual basis to:
.. sell enough shares to provide a fixed amount of money ($25 minimum amount); .. pay insurance or annuity premiums or deposits to Principal Life (call us for details); and
.. provide an easy method of making monthly installment payments (if the service is available from your creditor who must supply the necessary forms).

You can set up a periodic withdrawal plan by:
.. completing the applicable section of the application; or
.. sending us your written instructions.

Your periodic withdrawal plan continues until:
.. you instruct us to stop; or
.. your Fund account balance is zero.

When you set up the withdrawal plan, you select which day you want the sale made (if none selected, the sale will be made on the 15th of the month). If the selected date is not a trading day, the sale will take place on the next trading day (if that day falls in the month after your selected date, the transaction will take place on the trading day before your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us.


Sales may be subject to a CDSC. Up to 10% of the value of your Class J share account may be withdrawn annually free of a CDSC. If the withdrawal plan is set up when the account is opened, 10% of the value of additional purchases made within 60 days may also be withdrawn free of a CDSC. The amount of the 10% withdrawal privilege is reset as of the last business day of December of each year based on the account's value as of that day. The free withdrawal privilege not used in a calendar year is not added to the free withdrawal privileges for any following year.


Sales made under your periodic withdrawal plan will reduce and may eventually exhaust your account. The Funds do not normally accept purchase payments while a periodic withdrawal plan is in effect (unless the purchase represents a substantial addition to your account).


The Fund from which the periodic withdrawal is made makes no recommendation as to either the number of shares or the fixed amount that you withdraw.

HOW TO EXCHANGE SHARES AMONG PRINCIPAL INVESTORS FUNDS


Your shares in the Funds may be exchanged without a sales charge for the same class of any other Principal Investors Fund.
.. The CDSC, if any, is not charged on exchanges. However, the purchase date of the exchanged shares is used to determine if the newly acquired shares are subject to the CDSC when they are sold.
.. A redemption fee may be imposed on certain exchanges out of the Capital
  Preservation Fund.
.. An exchange fee is imposed on exchanges of $50,000 or more if the exchanged shares were purchased within 30 days of the date of the exchange.

You may exchange shares by:
.. calling us, if you have telephone privileges on the account.
.. sending a written request to:
   Principal Investors Fund
   P. O. Box 10423
   Des Moines, Iowa 50306-9780
.. completing an Exchange Authorization Form (call us to obtain the form). .. via the Internet at www.principal.com.

Automatic exchange election
---------------------------
This election authorizes an exchange from one Principal Investors Fund to another on a monthly, quarterly, semiannual or annual basis. You can set up an automatic exchange by:
.. completing the Automatic Exchange Election section of the application;
.. calling us if telephone privileges apply to the account from which the exchange is to be made; or
.. sending us your written instructions.

Your automatic exchange continues until:
.. you instruct us to stop; or
.. your Fund account balance is zero.

You may specify the day of the exchange (if none selected, the exchange will be made on the 15th of the month). If the selected day is not a trading day, the sale will take place on the next trading day (if that day falls in the month after your selected date, the transaction will take place on the trading day before your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us.


General
-------
.. An exchange by any joint owner is binding on all joint owners.
.. If you do not have an existing account in the Fund to which the exchange is being made, a new account is established. The new account has the same owner(s), dividend and capital gain options and dealer of record as the account from which the shares are being exchanged.
.. All exchanges are subject to the minimum investment and eligibility requirements of the Fund being acquired.
.. You may acquire shares of a Fund only if its shares are legally offered in your state of residence.
.. For an exchange to be effective the day we receive your instruction, we must receive the instruction before the close of normal trading on the NYSE (generally 3 p.m. Central Time).

When money is exchanged or transferred from one account registration or tax identification number to another, the account holder is relinquishing his or her rights to the money. Therefore exchanges and transfers can only be accepted by telephone if the exchange (transfer) is between:
.. accounts with identical ownership;
.. an account with a single owner to one with joint ownership if the owner of the single owner account is also an owner of the account with joint ownership;
.. a single owner to a UTMA account if the owner of the single owner account is also the custodian on the UTMA account; or .. a single or jointly owned account to an IRA account to fund the yearly IRA contribution of the owner (or one of the owners in the case of a jointly owned account).

The exchange is treated as a sale of shares for federal (and state) income tax purposes and may result in a capital gain or loss. Income tax rules regarding the calculation of cost basis may make it undesirable in certain circumstances to exchange shares within 90 days of their purchase.


The exchange privilege is not intended for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse impact on all shareholders. The Fund reserves the right to revise or terminate the exchange privilege, limit the amount of number of exchanges or reject any exchange. The Fund into which you would like to exchange may also reject your exchange. In addition, in order to limit excessive exchange activity and otherwise to promote the best interests of a fund, each Fund, except the Money Market Fund, imposes a fee on exchanges of $30,000 or more of shares acquired within 30 days of the date of the exchange. The fee is equal to 1.00% of the total amount of the exchange (calculated at market value). The fee is paid to the Fund and is intended to offset the trading cost; market impact and other costs associated with short-term money movement in and out of a fund.


Fund shares used to fund an employee benefit plan may be exchanged only for shares of other Principal Investors

Fund available to employee benefit plans. Such an exchange must be made by following the procedures provided in the employee benefit plan and the written service agreement.


DIVIDENDS AND DISTRIBUTIONS


You can authorize dividends and capital gains to be reinvested in additional shares of the Fund making the distribution, invested in other Principal Investors Funds or paid in cash.

The Bond & Mortgage Securities, Government Securities, High Quality Intermediate-Term Bond, High Quality Long-Term Bond and High Quality Short-Term Bond Funds pay their net investment income on a monthly basis. Payments are made to shareholders of record on the business day prior to the payment date. The payment date is the 23rd of each month (or previous business day).


The other Funds (other than the Capital Preservation and Money Market Funds) pay their net investment income once each year. Payments are made to shareholders of record on the business day prior to the payment date. The payment date for the Principal LifeTime Funds is December 27 (or previous business day). The payment date for the other Funds is December 23 (or previous business day).


Net realized capital gains, if any, are distributed annually. Generally the distribution for the Principal LifeTime Funds is made on the sixth business day of December and for the other Funds it is made on the fourth business day of December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.


The Capital Preservation and Money Market Funds each declares dividends of all its daily net investment income each day its shares are priced. The dividends are paid daily and are automatically reinvested back into additional shares of the Fund making the payment.


Under normal circumstances, the Money Market Fund intends to hold portfolio securities until maturity and value them at amortized cost. Therefore, the Money Market Fund does not expect any capital gains or losses. Should there be any gain, it could result in an increase in dividends. A capital loss could result in a dividend decrease.


Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held. However, distributions by the Fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments by such plans.


A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state and local taxes. A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased.

A Fund's investments in certain debt obligations may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.


For the Capital Preservation Fund only:
To enable the Capital Preservation Fund to maintain a stable value per share in the event of a capital gain distribution, the Board may declare a reverse split of Fund shares to offset such capital gain distribution. The reverse split would be effective on the ex-distribution date of the capital gain distribution. The reverse split would be an amount that causes the value and total number of shares held by each shareholder, including shares acquired by reinvestment of the distribution, to remain the same as before the distribution was made.

For example, if the Fund declares an additional distribution of 10 cents per share when the price per share is $10.00, a shareholder holding one share receives 0.01 additional share as a result of the additional distribution. If there was no reverse split, the price per share would be approximately $9.90. The total value of the shares held by the shareholder would be $10.00 (1.01 shares X $9.90/share). If a 1.01-for-1 reverse share split was declared, the shareholder's holding would be combined into one share with a price per share of $10.00. The reverse share split does not affect the value of the total holdings of the shareholder.


NOTES:

.. Payment of income dividends and capital gains shortly after you buy shares has the effect of reducing the share price by the amount of the payment.
.. Distributions from a Fund, whether received in cash or reinvested in additional shares may be subject to federal (and state) income tax.

GENERAL INFORMATION ABOUT A FUND ACCOUNT

Statements and reports that the Funds send to you include the prospectus and financial reports (every six months). To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in the household owns shares of the Funds. Call Principal Investors Fund if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, send a written instruction to the Principal Investors Fund.

STATEMENTS
You will receive quarterly (monthly statements for the Money Market Fund) statements for the Funds you own.The statements provide the number and value of shares you own, transactions during the period, dividends declared or paid and other information. The year-end statement includes information for all transactions that took place during the year. Please review your statement as soon as you receive it. Keep your statements as you may need them for tax reporting purposes.

Generally, each time you buy, sell or exchange shares in the Principal Investors Fund, you will receive a confirmation in the mail shortly thereafter. It summarizes all the key information - what you bought or sold, the amount of the transaction, and other vital data.


Certain purchases and sales are only included on your quarterly statement. These include accounts:
.. when the only activity during the quarter:
  . is purchase of shares from reinvested dividends and/or capital gains;
  . is a result of Dividend Relay;
  . are purchases under an Automatic Investment Plan;
  . are sales under a periodic withdrawal plan; or . are purchases or sales under an automatic exchange election.
.. used to fund certain individual retirement or individual pension plans; or .. established under a payroll deduction plan.

If you need information about your account(s) at other times, you may:

.. access your account on the internet at www.principal.com;
.. call our PrinCall/(R)/ line 24 hours a day at 1-800-421-2298; or .. call us at 1-800-247-4123. (Our office generally is open Monday through Friday between 7 a.m. and 7 p.m. Central Time).

SIGNATURE GUARANTEES
Certain transactions require that your signature be guaranteed. If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member or brokerage firm.
A signature guaranteed by a notary public or savings bank is not acceptable. Signature guarantees are required:
.. if you sell more than $100,000 from any one Fund;
.. if a sales proceeds check is payable to other than the account shareholder(s),
  Principal Life, Principal Residential Mortgage, Inc. or Principal Bank;
.. to make a Dividend Relay election from an account with joint owners to an account with only one owner or different joint owners;
.. to change ownership of an account;
.. to add telephone transaction servicesand/or wire privileges to an existing account;
.. to change bank account information designated under an existing telephone withdrawal plan;
.. to exchange or transfer among accounts with different ownership; and .. to have a sales proceeds check mailed to an address other than the address on the account or to the address on the account if it has been changed within the preceding month.

SPECIAL PLANS
The Funds reserve the right to amend or terminate the special plans described in this prospectus. Such plans include automatic investment, dividend relay, periodic withdrawal, waiver of Fund minimums for certain accounts and waiver or reduction of the contingent deferred sales charge for certain purchasers. You will be notified of any such action to the extent required by law.

MINIMUM ACCOUNT BALANCE
Generally, the Funds do not have a minimum required balance. Because of the disproportional high cost of maintaining small accounts, the Funds reserve the right to set a minimum and sell all shares in an account with a value of less than $300. The sales proceeds would then be mailed to you. These involuntary sales will not be triggered just by market conditions. If the Funds exercise this right, you will be notified that the redemption is going to be made. You will have 30 days to make an additional investment and bring your account up to the required minimum. The Funds reserve the right to increase the required minimum.

TELEPHONE AND INTERNET INSTRUCTIONS
The Funds reserve the right to refuse telephone and/or internet instructions. You are liable for a loss resulting from a fraudulent telephone or internet instruction that we reasonably believe is genuine. We use reasonable procedures to assure instructions are genuine. If the procedures are not followed, we may be liable for loss due to unauthorized or fraudulent transactions. The procedures include: recording all telephone instructions, requiring the use of a Personal Identification Number for internet instructions, requesting personal identification information (name, address, phone number, social security number, birth date, security phrase, etc.) and sending written confirmation to the shareholder's address of record.

HOUSEHOLDING
To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report to shareholders having the same last name and address on the Funds' records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense. If you want to receive multiple copies of these materials, you may call the Fund at 1-800-247-4123. You may notify the Fund in writing. Individual copies of prospectuses and reports will be sent to you within thirty
(30) days after the Fund receives your request to stop householding.

MULTIPLE TRANSLATIONS
This prospectus may be translated into other languages. In the event of any inconsistencies or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

FINANCIAL STATEMENTS
Shareholders will receive annual financial statements for the Funds, audited by the Funds' independent auditors, Ernst & Young LLP. Shareholders will also receive a semiannual financial statement that is unaudited. That report is a part of this prospectus.

FINANCIAL HIGHLIGHTS

The following financial highlights are derived from financial statements that were audited by Ernst & Young LLP.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2001
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED OCTOBER 31:



                         2001/(B)/
                         ----
BALANCED FUND
-------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $9.53
Income from Investment
 Operations:
 Net Investment Income    0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.60)
                         -----
 Total From Investment
            Operations   (0.55)
                         -----
Net Asset Value, End
 of Period............   $8.98
                         =====
Total Return /(a)/ ...   (5.97)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $3,876
 Ratio of Expenses to
  Average Net Assets..    1.42%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    2.05%/(d)/
 Portfolio Turnover
  Rate................    92.2%/(d)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.06 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.


                         2001/(B)/
                         ----
BOND & MORTGAGE SECURITIES FUND
-------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.37
Income from Investment
 Operations:
 Net Investment Income    0.31
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.37
                          ----
 Total From Investment
            Operations    0.68
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.32)
                         -----
   Total Dividends and
         Distributions   (0.32)
                         -----
Net Asset Value, End
 of Period............  $10.73
                        ======
Total Return /(a)/ ...    6.46%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $7,941
 Ratio of Expenses to
  Average Net Assets..    1.48%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    4.41%/(d)/
 Portfolio Turnover
  Rate................   124.7%/(d)/


/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares recognized $.01 of net investment income per share and incurred an unrealized gain of $.02 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.




Principal Investors Fund, Inc.                                  FINANCIAL

HIGHLIGHTS                                                           142
www.principal.com

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2001
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED OCTOBER 31:



                         2001/(B)/
                         ----
CAPITAL PRESERVATION FUND
-------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income    0.13
                          ----
 Total From Investment
            Operations    0.13
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.13)
                         -----
   Total Dividends and
         Distributions   (0.13)
                         -----
Net Asset Value, End
 of Period............  $10.00
                        ======
Total Return /(a)/ ...    1.34%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,376
 Ratio of Expenses to
  Average Net Assets..    1.60%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    3.51%/(d)/
 Portfolio Turnover
  Rate................    31.1%/(d)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from June 15, 2001, date shares first offered, through October 31,
  2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.


                          2001/(B)/
                          ----
EUROPEAN FUND
-------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $9.71
Income from Investment
 Operations:
 Net Investment Income    (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.94)
                          -----
 Total From Investment
            Operations    (1.95)
                          -----
Net Asset Value, End
 of Period............    $7.76
                          =====
Total Return /(a)/ ...   (20.33)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $237
 Ratio of Expenses to
  Average Net Assets..     1.91%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.13)%/(d)/
 Portfolio Turnover
  Rate................    134.1%/(d)/


/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.




Principal Investors Fund, Inc.                                  FINANCIAL

HIGHLIGHTS                                                           143
www.principal.com

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2001
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED OCTOBER 31:



                         2001/(B)/
                         ----
GOVERNMENT SECURITIES FUND
--------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.26
Income from Investment
 Operations:
 Net Investment Income    0.32
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.30
                          ----
 Total From Investment
            Operations    0.62
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.33)
                         -----
   Total Dividends and
         Distributions   (0.33)
                         -----
Net Asset Value, End
 of Period............  $10.55
                        ======
Total Return /(a)/ ...    6.07%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $4,397
 Ratio of Expenses to
  Average Net Assets..    1.32%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    4.88%/(d)/
 Portfolio Turnover
  Rate................    36.1%/(d)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares recognized $.01 of net investment income per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.


                         2001/(B)/
                         ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
----------------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.33
Income from Investment
 Operations:
 Net Investment Income    0.33
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.37
                          ----
 Total From Investment
            Operations    0.70
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.34)
                         -----
   Total Dividends and
         Distributions   (0.34)
                         -----
Net Asset Value, End
 of Period............  $10.69
                        ======
Total Return /(a)/ ...    6.67%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,334
 Ratio of Expenses to
  Average Net Assets..    1.33%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    4.85%/(d)/
 Portfolio Turnover
  Rate................    80.3%/(d)/


/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares recognized $.01 of net investment income per share and incurred an unrealized gain of $.02 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.





Principal Investors Fund, Inc.                                  FINANCIAL

HIGHLIGHTS                                                           144
www.principal.com

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2001
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED OCTOBER 31:



                         2001/(B)/
                         ----
HIGH QUALITY LONG-TERM BOND FUND
--------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.40
Income from Investment
 Operations:
 Net Investment Income    0.33
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.38
                          ----
 Total From Investment
            Operations    0.71
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.34)
                         -----
   Total Dividends and
         Distributions   (0.34)
                         -----
Net Asset Value, End
 of Period............  $10.77
                        ======
Total Return /(a)/ ...    6.63%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,214
 Ratio of Expenses to
  Average Net Assets..    1.32%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    4.97%/(d)/
 Portfolio Turnover
  Rate................   101.3%/(d)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares recognized $.01 of net investment income per share and incurred an unrealized gain of $.03 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.


                         2001/(B)/
                         ----
HIGH QUALITY SHORT-TERM BOND FUND
---------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.25
Income from Investment
 Operations:
 Net Investment Income    0.32

 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.30
                          ----
 Total From Investment
            Operations    0.62
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.33)
                         -----
   Total Dividends and
         Distributions   (0.33)
                         -----
Net Asset Value, End
 of Period............  $10.54
                        ======
Total Return /(a)/ ...    6.02%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $996
 Ratio of Expenses to
  Average Net Assets..    1.31%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    4.75%/(d)/
 Portfolio Turnover
  Rate................    68.4%/(d)/


/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares recognized $.01 of net investment income per share and incurred an unrealized gain of $.01 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.




Principal Investors Fund, Inc.                                  FINANCIAL

HIGHLIGHTS                                                           145
www.principal.com

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2001
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED OCTOBER 31:



                          2001/(B)/
                          ----
INTERNATIONAL EMERGING MARKETS FUND
-----------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.29
Income from Investment
 Operations:
 Net Investment Income     0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (2.04)
                          -----
 Total From Investment
            Operations    (2.03)
                          -----
Net Asset Value, End
 of Period............    $8.26
                          =====
Total Return /(a)/ ...   (19.41)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $347
 Ratio of Expenses to
  Average Net Assets..     2.26%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.42%/(d)/
 Portfolio Turnover
  Rate................    156.3%/(d)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.06 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.


                          2001/(B)/
                          ----
INTERNATIONAL FUND I
--------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $9.54
Income from Investment
 Operations:
 Net Investment Income    (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (2.11)
                          -----
 Total From Investment
            Operations    (2.12)
                          -----
Net Asset Value, End
 of Period............    $7.42
                          =====
Total Return /(a)/ ...   (22.22)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,165
 Ratio of Expenses to
  Average Net Assets..     1.81%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.36)%/(d)/
 Portfolio Turnover
  Rate................     86.8%/(d)/


/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.03 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.




Principal Investors Fund, Inc.                                  FINANCIAL

HIGHLIGHTS                                                           146
www.principal.com

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2001
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED OCTOBER 31:



                          2001/(B)/
                          ----
INTERNATIONAL FUND II
---------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $9.29
Income from Investment
 Operations:
 Net Investment Income    (0.01)

 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.72)
                          -----
 Total From Investment
            Operations    (1.73)
                          -----
Net Asset Value, End
 of Period............    $7.56
                          =====
Total Return /(a)/ ...   (18.80)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $931
 Ratio of Expenses to
  Average Net Assets..     1.92%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.38)%/(d)/
 Portfolio Turnover
  Rate................    143.1%/(d)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.03 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.


                          2001/(B)/
                          ----
INTERNATIONAL SMALLCAP FUND
---------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $9.55
Income from Investment
 Operations:
 Net Investment Income    (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (2.11)
                          -----
 Total From Investment
            Operations    (2.12)
                          -----
Net Asset Value, End
 of Period............    $7.43
                          =====
Total Return /(a)/ ...   (21.87)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $635
 Ratio of Expenses to
  Average Net Assets..     2.12%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.43)%/(d)/
 Portfolio Turnover
  Rate................    148.0%/(d)/


/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.01 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.




Principal Investors Fund, Inc.                                  FINANCIAL

HIGHLIGHTS                                                           147
www.principal.com

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2001
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED OCTOBER 31:



                          2001/(B)/
                          ----
LARGECAP BLEND FUND
-------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $8.88
Income from Investment
 Operations:
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.37)
                          -----
 Total From Investment
            Operations    (1.37)
                          -----
Net Asset Value, End
 of Period............    $7.51
                          =====
Total Return /(a)/ ...   (15.52)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,572
 Ratio of Expenses to
  Average Net Assets..     1.36%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.02%/(d)/
 Portfolio Turnover
  Rate................     71.7%/(d)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.11 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.


                          2001/(B)/
                          ----
LARGECAP GROWTH FUND
--------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $7.63
Income from Investment
 Operations:
 Net Investment Income    (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.48)
                          -----
 Total From Investment
            Operations    (1.49)
                          -----
Net Asset Value, End
 of Period............    $6.14
                          =====
Total Return /(a)/ ...   (20.05)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,406
 Ratio of Expenses to
  Average Net Assets..     1.47%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.63)%/(d)/
 Portfolio Turnover
  Rate................     37.5%/(d)/


/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.12 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

Principal Investors Fund, Inc.                                  FINANCIAL

HIGHLIGHTS                                                           148
www.principal.com

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2001
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED OCTOBER 31:



                          2001/(B)/
                          ----
LARGECAP S&P 500 INDEX FUND
---------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $9.37
Income from Investment
 Operations:
 Net Investment Income     0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.34)
                          -----
 Total From Investment
            Operations    (1.33)
                          -----
Net Asset Value, End
 of Period............    $8.04
                          =====
Total Return /(a)/ ...   (14.38)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $12,926
 Ratio of Expenses to
  Average Net Assets..     1.07%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.36%/(d)/
 Portfolio Turnover
  Rate................    117.4%/(d)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.14 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.


                          2001/(B)/
                          ----
LARGECAP VALUE FUND
-------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.12
Income from Investment
 Operations:
 Net Investment Income     0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.05)
                          -----
 Total From Investment
            Operations    (1.03)
                          -----
Net Asset Value, End
 of Period............    $9.09
                          =====
Total Return /(a)/ ...   (10.09)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,083
 Ratio of Expenses to
  Average Net Assets..     1.35%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.60%/(d)/
 Portfolio Turnover
  Rate................    116.0%/(d)/


/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.16 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.





Principal Investors Fund, Inc.                                  FINANCIAL

HIGHLIGHTS                                                           149
www.principal.com

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2001
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED OCTOBER 31:



                         2001/(C)/
                         ----
LIFETIME 2010 FUND
------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.04
Income from Investment
 Operations:
 Net Investment Income    0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.26)
                         -----
 Total From Investment
            Operations   (0.21)
                         -----
Net Asset Value, End
 of Period............   $9.83
                         =====
Total Return /(a)/ ...   (2.09)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $488
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............    1.05%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.22%/(e)/
 Portfolio Turnover
  Rate................     2.2%/(e)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Period from June 15, 2001, date shares first offered, through October 31,
  2001.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.


                         2001/(C)/
                         ----
LIFETIME 2020 FUND
------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.02
Income from Investment
 Operations:
 Net Investment Income    0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.36)
                         -----
 Total From Investment
            Operations   (0.33)
                         -----
Net Asset Value, End
 of Period............   $9.69
                         =====
Total Return /(a)/ ...   (3.29)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,153
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............    1.05%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.93%/(e)/
 Portfolio Turnover
  Rate................     4.0%/(e)/


/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Period from June 15, 2001, date shares first offered, through October 31,
  2001.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.




Principal Investors Fund, Inc.                                  FINANCIAL

HIGHLIGHTS                                                           150
www.principal.com

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2001
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED OCTOBER 31:



                         2001/(C)/
                         ----
LIFETIME 2030 FUND
------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income    0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.52)
                         -----
 Total From Investment
            Operations   (0.50)
                         -----
Net Asset Value, End
 of Period............   $9.50
                         =====
Total Return /(a)/ ...   (5.00)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $839
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............    1.05%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.39%/(e)/
 Portfolio Turnover
  Rate................    60.2%/(e)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Period from June 15, 2001, date shares first offered, through October 31,
  2001.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.


                         2001/(C)/
                         ----
LIFETIME 2040 FUND
------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $9.98
Income from Investment
 Operations:
 Net Investment Income    0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.45)
                         -----
 Total From Investment
            Operations   (0.43)
                         -----
Net Asset Value, End
 of Period............   $9.55
                         =====
Total Return /(a)/ ...   (4.31)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $344
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............    1.05%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.70%/(e)/
 Portfolio Turnover
  Rate................   316.2%/(e)/


/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Period from June 15, 2001, date shares first offered, through October 31,
  2001.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.




Principal Investors Fund, Inc.                                  FINANCIAL

HIGHLIGHTS                                                           151
www.principal.com

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2001
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED OCTOBER 31:



                         2001/(C)/
                         ----
LIFETIME 2050 FUND
------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $9.97
Income from Investment
 Operations:
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.77)
                         -----
 Total From Investment
            Operations   (0.77)
                         -----
Net Asset Value, End
 of Period............   $9.20
                         =====
Total Return /(a)/ ...   (7.72)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $273
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............    1.05%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.20%/(e)/
 Portfolio Turnover
  Rate................    59.0%/(e)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Period from June 15, 2001, date shares first offered, through October 31,
  2001.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.


                         2001/(C)/
                         ----
LIFETIME STRATEGIC INCOME FUND
------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.07
Income from Investment
 Operations:
 Net Investment Income    0.11
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.19)
                         -----
 Total From Investment
            Operations   (0.08)
                         -----
Net Asset Value, End
 of Period............   $9.99
                         =====
Total Return /(a)/ ...   (0.79)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $104
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............    1.04%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    2.87%/(e)/
 Portfolio Turnover
  Rate................   103.3%/(e)/


/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Period from June 15, 2001, date shares first offered, through October 31,
  2001.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.




Principal Investors Fund, Inc.                                  FINANCIAL

HIGHLIGHTS                                                           152
www.principal.com

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2001
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED OCTOBER 31:



                         2001/(B)/
                         ----
MIDCAP BLEND FUND
-----------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $9.95
Income from Investment
 Operations:
 Net Investment Income   (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.71)
                         -----
 Total From Investment
            Operations   (0.72)
                         -----
Net Asset Value, End
 of Period............   $9.23
                         =====
Total Return /(a)/ ...   (7.42)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,568
 Ratio of Expenses to
  Average Net Assets..    1.57%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.19)%/(d)/
 Portfolio Turnover
  Rate................    55.6%/(d)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.08 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.


                          2001/(B)/
                          ----
MIDCAP GROWTH FUND
------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $7.82
Income from Investment
 Operations:
 Net Investment Income    (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (2.11)
                          -----
 Total From Investment
            Operations    (2.13)
                          -----
Net Asset Value, End
 of Period............    $5.69
                          =====
Total Return /(a)/ ...   (27.52)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,395
 Ratio of Expenses to
  Average Net Assets..     1.61%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.27)%/(d)/
 Portfolio Turnover
  Rate................    299.0%/(d)/


/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.20 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.




Principal Investors Fund, Inc.                                  FINANCIAL

HIGHLIGHTS                                                           153
www.principal.com

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2001
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED OCTOBER 31:



                         2001/(B)/
                         ----
MIDCAP S&P 400 INDEX FUND
-------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $9.98
Income from Investment
 Operations:
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.91)
                         -----
 Total From Investment
            Operations   (0.91)
                         -----
Net Asset Value, End
 of Period............   $9.07
                         =====
Total Return /(a)/ ...   (8.84)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,125
 Ratio of Expenses to
  Average Net Assets..    1.07%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.00%/(d)/
 Portfolio Turnover
  Rate................    63.4%/(d)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.10 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.


                         2001/(B)/
                         ----
MIDCAP VALUE FUND
-----------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.49
Income from Investment
 Operations:
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.58)
                         -----
 Total From Investment
            Operations   (0.58)
                         -----
Net Asset Value, End
 of Period............   $9.91
                         =====
Total Return /(a)/ ...   (5.17)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $3,090
 Ratio of Expenses to
  Average Net Assets..    1.57%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.04%/(d)/
 Portfolio Turnover
  Rate................   122.3%/(d)/


/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.05 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.




Principal Investors Fund, Inc.                                  FINANCIAL

HIGHLIGHTS                                                           154
www.principal.com

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2001
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED OCTOBER 31:



                         2001/(B)/
                         ----
MONEY MARKET FUND
-----------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $1.000
Income from Investment
 Operations:
 Net Investment Income   0.021
                         -----
 Total From Investment
            Operations   0.021
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.021)
                        ------
   Total Dividends and
         Distributions  (0.021)
                        ------
Net Asset Value, End
 of Period............  $1.000
                        ======
Total Return /(a)/ ...    2.12%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $7,269
 Ratio of Expenses to
  Average Net Assets..    1.31%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    2.48%/(d)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.


                          2001/(B)/
                          ----
PACIFIC BASIN FUND
------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $8.79
Income from Investment
 Operations:
 Net Investment Income    (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.96)
                          -----
 Total From Investment
            Operations    (2.00)
                          -----
Net Asset Value, End
 of Period............    $6.79
                          =====
Total Return /(a)/ ...   (22.04)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $137
 Ratio of Expenses to
  Average Net Assets..     1.93%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.92)%/(d)/
 Portfolio Turnover
  Rate................     61.5%/(d)/


/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.11 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.




Principal Investors Fund, Inc.                                  FINANCIAL

HIGHLIGHTS                                                           155
www.principal.com

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2001
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED OCTOBER 31:



                          2001/(B)/
                          ----
PARTNERS LARGECAP BLEND FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.15
Income from Investment
 Operations:
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.16)
                          -----
 Total From Investment
            Operations    (1.16)
                          -----
Net Asset Value, End
 of Period............    $8.99
                          =====
Total Return /(a)/ ...   (11.25)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $559
 Ratio of Expenses to
  Average Net Assets..     1.67%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.10%/(d)/
 Portfolio Turnover
  Rate................     59.4%/(d)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.13 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.


                          2001/(B)/
                          ----
PARTNERS LARGECAP GROWTH FUND I
-------------------------------
J SHARES
--------
Net Asset Value,
 Beginning of Period..    $8.58
Income from Investment
 Operations:
 Net Investment Income    (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.25)
                          -----
 Total From Investment
            Operations    (1.27)
                          -----
Net Asset Value, End
 of Period............    $7.31
                          =====
Total Return /(a)/ ...   (15.00)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,050
 Ratio of Expenses to
  Average Net Assets..     1.68%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.84)%/(d)/
 Portfolio Turnover
  Rate................    104.8%/(d)/


/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.09 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.




Principal Investors Fund, Inc.                                  FINANCIAL

HIGHLIGHTS                                                           156
www.principal.com

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2001
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED OCTOBER 31:



                          2001/(B)/
                          ----
PARTNERS LARGECAP GROWTH FUND II
--------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $8.37
Income from Investment
 Operations:
 Net Investment Income    (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.08)
                          -----
 Total From Investment
            Operations    (1.10)
                          -----
Net Asset Value, End
 of Period............    $7.27
                          =====
Total Return /(a)/ ...   (13.76)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $688
 Ratio of Expenses to
  Average Net Assets..     1.93%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.15)%/(d)/
 Portfolio Turnover
  Rate................    153.6%/(d)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.12 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.


                         2001/(B)/
                         ----
PARTNERS LARGECAP VALUE FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.82
Income from Investment
 Operations:
 Net Investment Income    0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.41)
                         -----
 Total From Investment
            Operations   (0.40)
                         -----
Net Asset Value, End
 of Period............  $10.42
                        ======
Total Return /(a)/ ...   (3.43)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $708
 Ratio of Expenses to
  Average Net Assets..    1.72%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.52%/(d)/
 Portfolio Turnover
  Rate................    19.5%/(d)/


/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares recognized $.01 of net investment income per share and incurred an unrealized loss of $.09 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.




Principal Investors Fund, Inc.                                  FINANCIAL

HIGHLIGHTS                                                           157
www.principal.com

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2001
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED OCTOBER 31:



                          2001/(B)/
                          ----
PARTNERS MIDCAP BLEND FUND
--------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.00
Income from Investment
 Operations:
 Net Investment Income    (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.25)
                          -----
 Total From Investment
            Operations    (1.30)
                          -----
Net Asset Value, End
 of Period............    $8.70
                          =====
Total Return /(a)/ ...   (13.00)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,251
 Ratio of Expenses to
  Average Net Assets..     1.80%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.93)%/(d)/
 Portfolio Turnover
  Rate................    176.3%/(d)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.


                          2001/(B)/
                          ----
PARTNERS MIDCAP GROWTH FUND
---------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $8.27
Income from Investment
 Operations:
 Net Investment Income     0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (2.03)
                          -----
 Total From Investment
            Operations    (1.99)
                          -----
Net Asset Value, End
 of Period............    $6.28
                          =====
Total Return /(a)/ ...   (24.43)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $663
 Ratio of Expenses to
  Average Net Assets..     1.90%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.66)%/(d)/
 Portfolio Turnover
  Rate................    347.3%/(d)/


/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.24 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.




Principal Investors Fund, Inc.                                  FINANCIAL

HIGHLIGHTS                                                           158
www.principal.com

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2001
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED OCTOBER 31:



                         2001/(B)/
                         ----
PARTNERS MIDCAP VALUE FUND
--------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.20
Income from Investment
 Operations:
 Net Investment Income   (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.83)
                         -----
 Total From Investment
            Operations   (0.85)
                         -----
Net Asset Value, End
 of Period............   $9.35
                         =====
Total Return /(a)/ ...   (8.15)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $891
 Ratio of Expenses to
  Average Net Assets..    1.92%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.48)%/(d)/
 Portfolio Turnover
  Rate................   224.9%/(d)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.07 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.


                          2001/(B)/
                          ----
PARTNERS SMALLCAP GROWTH FUND I
-------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $8.28
Income from Investment
 Operations:
 Net Investment Income    (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.11)
                          -----
 Total From Investment
            Operations    (1.16)
                          -----
Net Asset Value, End
 of Period............    $7.12
                          =====
Total Return /(a)/ ...   (13.70)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $316
 Ratio of Expenses to
  Average Net Assets..     2.02%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.72)%/(d)/
 Portfolio Turnover
  Rate................    161.1%/(d)/


/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.10 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.




Principal Investors Fund, Inc.                                  FINANCIAL

HIGHLIGHTS                                                           159
www.principal.com

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2001
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED OCTOBER 31:



                          2001/(B)/
                          ----
PARTNERS SMALLCAP GROWTH FUND II
--------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $7.75
Income from Investment
 Operations:
 Net Investment Income    (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.67)
                          -----
 Total From Investment
            Operations    (1.71)
                          -----
Net Asset Value, End
 of Period............    $6.04
                          =====
Total Return /(a)/ ...   (22.56)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $301
 Ratio of Expenses to
  Average Net Assets..     1.92%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.60)%/(d)/
 Portfolio Turnover
  Rate................    159.8%/(d)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.22 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.


                         2001/(B)/
                         ----
PARTNERS SMALLCAP VALUE FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income   (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.02)
                         -----
 Total From Investment
            Operations   (0.06)
                         -----
Net Asset Value, End
 of Period............   $9.94
                         =====
Total Return /(a)/ ...   (0.60)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,472
 Ratio of Expenses to
  Average Net Assets..    1.81%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.84)%/(d)/
 Portfolio Turnover
  Rate................    58.0%/(d)/


/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.




Principal Investors Fund, Inc.                                  FINANCIAL

HIGHLIGHTS                                                           160
www.principal.com

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2001
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED OCTOBER 31:



                         2001/(B)/
                         ----
REAL ESTATE FUND
----------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income    0.13
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.32
                          ----
 Total From Investment
            Operations    0.45
                          ----
Net Asset Value, End
 of Period............  $10.45
                        ======
Total Return /(a)/ ...    3.67%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,108
 Ratio of Expenses to
  Average Net Assets..    1.76%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    4.01%/(d)/
 Portfolio Turnover
  Rate................    77.5%/(d)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized gain of $.06 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.


                         2001/(B)/
                         ----
SMALLCAP BLEND FUND
-------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.46
Income from Investment
 Operations:
 Net Investment Income   (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.07)
                         -----
 Total From Investment
            Operations   (0.08)
                         -----
Net Asset Value, End
 of Period............  $10.38
                        ======
Total Return /(a)/ ...   (0.67)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,480
 Ratio of Expenses to
  Average Net Assets..    1.66%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.35)%/(d)/
 Portfolio Turnover
  Rate................   123.5%/(d)/


/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.07 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.




Principal Investors Fund, Inc.                                  FINANCIAL

HIGHLIGHTS                                                           161
www.principal.com

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2001
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED OCTOBER 31:



                          2001/(B)/
                          ----
SMALLCAP GROWTH FUND
--------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $9.06
Income from Investment
 Operations:
 Net Investment Income    (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.72)
                          -----
 Total From Investment
            Operations    (1.75)
                          -----
Net Asset Value, End
 of Period............    $7.31
                          =====
Total Return /(a)/ ...   (18.42)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,322
 Ratio of Expenses to
  Average Net Assets..     1.64%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.32)%/(d)/
 Portfolio Turnover
  Rate................    178.3%/(d)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.17 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.


                         2001/(B)/
                         ----
SMALLCAP S&P 600 INDEX FUND
---------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.74
Income from Investment
 Operations:
 Net Investment Income   (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.59)
                         -----
 Total From Investment
            Operations   (0.60)
                         -----
Net Asset Value, End
 of Period............  $10.14
                        ======
Total Return /(a)/ ...   (5.59)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,860
 Ratio of Expenses to
  Average Net Assets..    1.06%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.26)%/(d)/
 Portfolio Turnover
  Rate................    62.0%/(d)/


/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.15 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.




Principal Investors Fund, Inc.                                  FINANCIAL

HIGHLIGHTS                                                           162
www.principal.com

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2001
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED OCTOBER 31:



                         2001/(B)/
                         ----
SMALLCAP VALUE FUND
-------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.64
Income from Investment
 Operations:
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.16)
                         -----
 Total From Investment
            Operations   (0.16)
                         -----
Net Asset Value, End
 of Period............  $10.48
                        ======
Total Return /(a)/ ...   (1.04)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $749
 Ratio of Expenses to
  Average Net Assets..    1.66%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.12%/(d)/
 Portfolio Turnover
  Rate................    89.1%/(d)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.04 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.


                          2001/(B)/
                          ----
TECHNOLOGY FUND
---------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $7.40
Income from Investment
 Operations:
 Net Investment Income    (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (2.02)
                          -----
 Total From Investment
            Operations    (2.04)
                          -----
Net Asset Value, End
 of Period............    $5.36
                          =====
Total Return /(a)/ ...   (27.76)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $965
 Ratio of Expenses to
  Average Net Assets..     1.91%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.29)%/(d)/
 Portfolio Turnover
  Rate................    123.1%/(d)/


/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.28 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.




Principal Investors Fund, Inc.                                  FINANCIAL

HIGHLIGHTS                                                           163
www.principal.com

ADDITIONAL INFORMATION


Additional information about the Fund is available in the Statement of Additional Information dated March 1, 2002 and which is part of this prospectus. Additional information about the Fund's investments is available in the Fund's annual and semiannual report to shareholders.The annual report contains a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The Statement of Additional Information can be obtained free of charge by writing or telephoning Princor Financial Services Corporation, P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-247-4123.


Information about the Fund can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-800-SEC-0330. Reports and other information about the Fund are available on the Commission's internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009.


The U.S. Government does not insure or guarantee an investment in any of the Funds. There can be no assurance that the Money Market Fund will be able to maintain a stable share price of $1.00 per share or that the Capital Preservation

Fund will be able to maintain a stable share price of $10.00 per share..


Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

               Principal Investors Fund, Inc. SEC File 811-07572

APPENDIX A


RELATED PERFORMANCE OF THE SUB-ADVISORS


The Funds have only limited historical performance data. The following tables set forth historical information about client accounts managed by a Sub-Advisor that have investment objectives and strategies similar to those of the corresponding Fund the Sub-Advisor manages. These client accounts may consist of individuals, institutions and other mutual funds. This composite data is provided to illustrate the past performance of each Sub-Advisor in managing similar accounts and does not represent the performance of any Fund.


On the following pages "composite performance" is shown for each Sub-Advisor with regard to all of those similarly managed accounts. The composite performance is computed based upon essentially the Sub-Advisor's asset weighted "average" performance with regard to such accounts. The composite performance information shown is based on a composite of all accounts of each Sub-Advisor (and its predecessor, if any) having substantially similar investment objectives, policies and strategies to the corresponding Fund. The composite results reflect the deduction of all fees and expenses actually incurred by the client accounts.


Portions of the information below are based on data supplied by the Sub-Advisors and from statistical services, reports or other sources believed by the Manager to be reliable. However, such information has not been verified or audited by the Manager.


Some of the accounts included in the composites are not mutual funds registered under the 1940 Act. Those accounts are not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to these accounts, the performance shown may have been lower.


The performance data should not be considered as an indication of future performance of any Fund or any Sub-Advisor. In addition, the effect of taxes is not reflected in the information below as it will depend on the investor's tax status.

PERFORMANCE RESULTS - STABLE FUNDS

                              AVERAGE ANNUAL PERFORMANCE                                     ANNUAL PERFORMANCE
                             (THROUGH DECEMBER 31, 2001)                                  (YEAR ENDED DECEMBER 31)

                                                        LIFE
                        YTD   1 YR  3 YR  5 YR  10 YR  OF FUND       2001  2000  1999  1998  1997  1996  1995   1994   1993   1992
                        ----------------------------------------     --------------------------------------------------------------
CAPITAL PRESERVATION
FUND CLASS J/ //(1)/     N/A   N/A   N/A   N/A   N/A    1.93
 Lehman Brothers
 Mutual Fund U.S.
 Government 1-3 Year
 Index                  8.53  8.53  6.53  6.64  6.03                 8.53  8.17  2.97  6.97  6.65  5.08  10.84   0.52  5.39   6.25
 Morningstar
 Short-Term Bond
 Category               7.32  7.32  5.82  5.99  5.89                 7.32  8.14  2.12  6.28  6.51  4.35  11.48  -0.86  6.86   6.15

HIGH QUALITY
SHORT-TERM BOND FUND
CLASS J/ (2)/            N/A   N/A   N/A   N/A   N/A    3.94
Principal Capital - II
Limited Term Fixed
Income Composite        7.19  7.19  5.62  6.05   N/A                 7.19  8.81  1.05  6.79  6.64  4.88
 Lehman Brothers
 Mutual Fund 1-5
 Gov't./Credit Index    9.03  9.03  6.62  6.92  6.49                 9.03  8.91  2.09  7.63  7.13  4.67  12.88  -0.72  7.10   6.83
 Morningstar
 Short-Term Bond
 Category               7.32  7.32  5.82  5.99  5.89                 7.32  8.14  2.12  6.28  6.51  4.35  11.48  -0.86  6.86   6.15

MONEY MARKET FUND
CLASS J/ (2)/            N/A   N/A   N/A   N/A   N/A    2.33
Principal Capital - II
Money Market Composite  4.33  4.33  5.07  5.09  4.55                 4.33  6.21  4.71  5.13  5.10  4.95   5.53   3.69  2.59   3.40

/(1)/ Fund's inception
06/15/01
/(2)/ Class J Shares
inception 03/01/01

                        ----------------------------------------     --------------------------------------------------------------

PERFORMANCE RESULTS - CONSERVATIVE FUNDS

                              AVERAGE ANNUAL PERFORMANCE
                             (THROUGH DECEMBER 31, 2001)

                                                        LIFE
                        YTD   1 YR  3 YR  5 YR  10 YR  OF FUND       2001
                        ----------------------------------------     ------
BOND & MORTGAGE
SECURITIES FUND CLASS
J/ //(1)/                N/A   N/A   N/A   N/A   N/A    3.85
Principal Capital - II
Multi Sector Fixed
Income Composite        8.43  8.43  6.48  7.50  7.56                 8.43
 Lehman Brothers
 Aggregate Bond Index   8.42  8.42  6.27  7.43  7.23                 8.42
 Morningstar
 Intermediate-Term
 Bond Category          7.36  7.36  5.12  6.29  6.70                 7.36

GOVERNMENT SECURITIES
FUND CLASS J/ (1)/       N/A   N/A   N/A   N/A   N/A    4.25
Principal Capital - II
Mortgage Backed
Securities Composite    7.51  7.51  6.17  7.21  6.81                 7.51
 Lehman Brothers
 Mortgage Backed
 Securities Index       8.22  8.22  7.01  7.49  7.10                 8.22
 Morningstar
 Intermediate
 Government Category    6.84  6.84  5.33  6.33  6.21                 6.84

HIGH QUALITY
INTERMEDIATE-TERM BOND
FUND CLASS J /(1)/       N/A   N/A   N/A   N/A   N/A    3.99
Principal Capital - II
Multi Sector High
Quality Fixed Income
Composite               8.32  8.32  6.03  7.13   N/A                 8.32
 Lehman Brothers
 Aggregate Bond Index   8.42  8.42  6.27  7.43  7.23                 8.42
 Morningstar
 Intermediate-Term
 Bond Category          7.36  7.36  5.12  6.29  6.70                 7.36

HIGH QUALITY LONG-TERM
BOND FUND CLASS J/
(1)/                     N/A   N/A   N/A   N/A   N/A    3.13
Principal Capital - II
Long Term Fixed Income
Composite               8.05  8.05  3.36   N/A   N/A                 8.05
 Lehman Brothers Long
 Term Gov't./Credit
 Bond Index             7.26  7.26  4.79  8.05  8.42                 7.26
 Morningstar Long-Term
 Bond Category          7.51  7.51  4.53  6.09  7.08                 7.51

/(1)/ Class J Shares
inception 03/01/01

                        ----------------------------------------     ------
                                            ANNUAL PERFORMANCE
                                         (YEAR ENDED DECEMBER 31)


                        2000   1999   1998   1997   1996  1995   1994   1993    1992
                        -------------------------------------------------------------
BOND & MORTGAGE
SECURITIES FUND CLASS
J/ //(1)/
Principal Capital - II  12.00  -0.57   7.97  10.16  3.94  18.41  -2.05  10.67   8.25
Multi Sector Fixed
Income Composite
 Lehman Brothers        11.63  -0.82   8.69   9.65  3.63  18.47  -2.92   9.75   7.40
 Aggregate Bond Index
 Morningstar             9.45  -1.22   7.42   8.76  3.30  17.35  -3.73  10.39   7.20
 Intermediate-Term
 Bond Category

GOVERNMENT SECURITIES
FUND CLASS J/ (1)/
Principal Capital - II  11.08   0.22   7.62   9.97  3.90  19.10  -4.41   9.21   6.13
Mortgage Backed
Securities Composite
 Lehman Brothers        11.16   1.85   6.97   9.49  5.36  16.80  -1.61   6.84   6.96
 Mortgage Backed
 Securities Index
 Morningstar            10.76  -1.44   7.45   8.45  2.80  16.42  -4.02   8.03   6.39
 Intermediate
 Government Category

HIGH QUALITY
INTERMEDIATE-TERM BOND
FUND CLASS J /(1)/
Principal Capital - II  10.71  -0.57   8.28   9.32
Multi Sector High
Quality Fixed Income
Composite
 Lehman Brothers        11.63  -0.82   8.69   9.65  3.63  13.47  -2.92   9.75   7.40
 Aggregate Bond Index
 Morningstar             9.45  -1.22   7.42   8.76  3.30  17.35  -3.73  10.39   7.20
 Intermediate-Term
 Bond Category

HIGH QUALITY LONG-TERM
BOND FUND CLASS J/
(1)/
Principal Capital - II  10.40  -7.41  10.39   4.85
Long Term Fixed Income
Composite
 Lehman Brothers Long   16.16  -7.64  11.76  14.52  0.13  29.93  -7.10  16.17   8.53
 Term Gov't./Credit
 Bond Index
 Morningstar Long-Term   9.26  -2.78   6.51  10.53  3.54  21.33  -6.13  13.34   7.98
 Bond Category

/(1)/ Class J Shares
inception 03/01/01

                        -------------------------------------------------------------

PERFORMANCE RESULTS - MODERATE FUNDS

                                 AVERAGE ANNUAL PERFORMANCE
                                (THROUGH DECEMBER 31, 2001)

                                                              LIFE
                         YTD     1 YR   3 YR   5 YR   10 YR  OF FUND        2001
                        ----------------------------------------------     --------
BALANCED FUND CLASS J/
(1)/                       N/A     N/A    N/A    N/A    N/A   -2.27
Invista Balanced                                                       -
Composite                -3.01   -3.01   1.17   6.87   9.31                 -3.01
Principal Capital - II
Multi Sector Fixed
Income Composite          8.43    8.43   6.48   7.50   7.56                  8.43
 S&P 500 Index          -11.88  -11.88  -1.03  10.70  12.93                -11.88
 Lehman Brothers
 Aggregate Bond Index     8.42    8.42   6.27   7.43   7.23                  8.42
 Morningstar Domestic
 Hybrid Category         -4.01   -4.01   2.21   7.01   8.98                 -4.01

LARGECAP BLEND FUND
CLASS J/ (1)/              N/A     N/A    N/A    N/A    N/A   -9.91
Invista Large Cap
Blend Composite         -17.50  -17.50  -7.38   5.13    N/A                -17.50
 S&P 500 Index          -11.88  -11.88  -1.03  10.70  12.93                -11.88
 Morningstar Large
 Blend Category         -13.68  -13.68  -0.93   8.87  11.31                -13.68

PARTNERS LARGECAP
BLEND FUND CLASS J/
(1)/                       N/A     N/A    N/A    N/A    N/A   -5.13
Federated Core Equity
Composite                -5.75   -5.75   9.53  15.80    N/A                 -5.75
 S&P 500 Index          -11.88  -11.88  -1.03  10.70  12.93                -11.88
 Morningstar Large
 Blend Category         -13.68  -13.68  -0.93   8.87  11.31                -13.68

LARGECAP GROWTH FUND
CLASS J/ (1)/              N/A     N/A    N/A    N/A    N/A  -12.37
Invista Large Cap
Quality Growth
Composite               -25.45  -25.45    N/A    N/A    N/A                -25.45
 Russell 1000 Growth
 Index                  -20.42  -20.42  -6.32   8.27  10.79                -20.42
 Morningstar Large
 Growth Category        -23.63  -23.63  -3.14   8.24  10.03                -23.63

PARTNERS LARGECAP
GROWTH FUND I CLASS J/
(1)/                       N/A     N/A    N/A    N/A    N/A   -7.91
Morgan Stanley Equity
Growth Composite        -15.26  -15.26   1.69  10.85  13.77                -15.26
 S&P 500 Index          -11.88  -11.88  -1.03  10.70  12.93                -11.88
 Morningstar Large
 Growth Category        -23.63  -23.63  -3.14   8.24  10.03                -23.63

PARTNERS LARGECAP
GROWTH FUND II CLASS
J/ (1)/                    N/A     N/A    N/A    N/A    N/A   -5.93
American Century Large
Cap Growth Equity
Composite               -18.66  -18.66  -2.25  10.55   8.36                -18.66
 Russell 1000 Growth
 Index                  -20.42  -20.42  -6.32   8.27  10.79                -20.42
 Morningstar Large
 Growth Category        -23.63  -23.63  -3.14   8.24  10.03                -23.63

/(1)/ Class J Shares
inception 03/01/01

                        ----------------------------------------------     --------
                                              ANNUAL PERFORMANCE
                                           (YEAR ENDED DECEMBER 31)


                         2000   1999   1998   1997   1996   1995   1994   1993    1992
                        ----------------------------------------------------------------
BALANCED FUND CLASS J/
(1)/
Invista Balanced         -6.47   2.20  12.17  20.03  10.69  26.88  -1.63  14.25   10.73
Composite
Principal Capital - II   12.00  -0.57   7.97  10.16   3.94  18.41  -2.05  10.67    8.25
Multi Sector Fixed
Income Composite
 S&P 500 Index           -9.11  21.04  28.58  33.36  22.96  37.58   1.32  10.08    7.62
 Lehman Brothers         11.63  -0.82   8.69   9.65   3.63  18.47  -2.92   9.75    7.40
 Aggregate Bond Index
 Morningstar Domestic     2.06   8.24  12.50  18.24  13.07  24.87  -2.56  12.07    8.22
 Hybrid Category

LARGECAP BLEND FUND
CLASS J/ (1)/
Invista Large Cap       -12.12   9.57  24.70  29.66  24.35
Blend Composite
 S&P 500 Index           -9.11  21.04  28.58  33.36  22.96  37.58   1.32  10.08    7.62
 Morningstar Large       -6.97  19.72  21.95  27.43  20.37  31.99  -1.08  11.12    7.62
 Blend Category

PARTNERS LARGECAP
BLEND FUND CLASS J/
(1)/
Federated Core Equity    -3.31  44.20  20.71  31.30  18.98
Composite
 S&P 500 Index           -9.11  21.04  28.58  33.36  22.96  37.58   1.32  10.08    7.62
 Morningstar Large       -6.97  19.72  21.95  27.43  20.37  31.99  -1.08  11.12    7.62
 Blend Category

LARGECAP GROWTH FUND
CLASS J/ (1)/
Invista Large Cap       -10.24
Quality Growth
Composite
 Russell 1000 Growth    -22.42  33.16  38.71  30.49  23.12  37.19   2.66   2.90    5.00
 Index
 Morningstar Large      -14.09  39.72  33.56  25.00  18.95  32.27  -2.32  10.31    5.83
 Growth Category

PARTNERS LARGECAP
GROWTH FUND I CLASS J/
(1)/
Morgan Stanley Equity   -11.00  39.42  21.11  31.40  31.23  45.03   3.18   4.32    5.99
Growth Composite
 S&P 500 Index           -9.11  21.04  28.58  33.36  22.96  37.58   1.32  10.08    7.62
 Morningstar Large      -14.09  39.72  33.58  25.00  18.95  32.27  -2.32  10.31    5.83
 Growth Category

PARTNERS LARGECAP
GROWTH FUND II CLASS
J/ (1)/
American Century Large  -14.71  34.68  36.77  29.28  14.92  20.35  -1.49   3.76   -4.29
Cap Growth Equity
Composite
 Russell 1000 Growth    -22.42  33.16  38.71  30.49  23.12  37.19   2.66   2.90    5.00
 Index
 Morningstar Large      -14.09  39.72  33.58  25.00  18.95  32.27  -2.32  10.31    5.83
 Growth Category

/(1)/ Class J Shares
inception 03/01/01

                        ----------------------------------------------------------------

PERFORMANCE RESULTS - MODERATE FUNDS

                                 AVERAGE ANNUAL PERFORMANCE
                                (THROUGH DECEMBER 31, 2001)

                                                              LIFE
                         YTD     1 YR   3 YR   5 YR   10 YR  OF FUND        2001
                        ----------------------------------------------     --------
LARGECAP S&P 500 INDEX
FUND CLASS J/ //(1)/       N/A     N/A    N/A    N/A    N/A   -7.44
Invista S&P 500 Index                                                  -
Composite               -12.30  -12.30  -1.42  10.28    N/A                -12.30
 S&P 500 Index          -11.88  -11.88  -1.03  10.70  12.93                -11.88
 Morningstar Large
 Blend Category         -13.68  -13.68  -0.93   8.87  11.31                -13.68

LARGECAP VALUE FUND
CLASS J/ (1)/              N/A     N/A    N/A    N/A    N/A   -4.52
Invista Large Cap
Value Composite          -8.30   -8.30  -3.99   5.32    N/A                 -8.30
 Russell 1000 Value
 Index                   -5.59   -5.59   2.74  11.14  14.15                 -5.59
 Morningstar Large
 Value Category          -5.37   -5.37   2.31   8.84  11.88                 -5.37

PARTNERS LARGECAP
VALUE FUND CLASS J/
(1)/                       N/A     N/A    N/A    N/A    N/A    4.36
Bernstein Diversified
Value Composite           4.26    4.26    N/A    N/A    N/A                  4.26
 Russell 1000 Value
 Index                   -5.59   -5.59   2.74  11.14  14.15                 -5.59
 Morningstar Large
 Value Category          -5.37   -5.37   2.31   8.84  11.88                 -5.37

MIDCAP VALUE FUND
CLASS J/ (1)/              N/A     N/A    N/A    N/A    N/A    4.58
Invista Mid Cap Value
Composite                 3.67    3.67   0.70   7.39  10.96                  3.67
 Russell Midcap Value
 Index                    2.34    2.34   6.81  11.46  14.41                  2.34
 Morningstar Mid-Cap
 Value Category           6.40    6.40  10.30  11.68  13.81                  6.40

PARTNERS MIDCAP VALUE
FUND CLASS J/ (1)/         N/A     N/A    N/A    N/A    N/A    2.36
Neuberger Berman
MidCap Value Composite   -2.20   -2.20  11.08  10.19  14.21                 -2.20
 Russell Midcap Value
 Index                    2.34    2.34   6.81  11.46  14.41                  2.34
 Morningstar Mid-Cap
 Value Category           6.40    6.40  10.30  11.68  13.81                  6.40

/(1)/ Class J Shares
inception 03/01/01

                        ----------------------------------------------     --------
                                              ANNUAL PERFORMANCE
                                           (YEAR ENDED DECEMBER 31)


                        2000   1999    1998   1997   1996   1995   1994   1993    1992
                        ----------------------------------------------------------------
LARGECAP S&P 500 INDEX
FUND CLASS J/ //(1)/
Invista S&P 500 Index   -9.44  20.62   28.18  32.89  22.51  37.07   1.05
Composite
 S&P 500 Index          -9.11  21.04   28.58  33.36  22.96  37.58   1.32  10.08    7.62
 Morningstar Large      -6.97  19.72   21.95  27.43  20.37  31.99  -1.08  11.12    7.62
 Blend Category

LARGECAP VALUE FUND
CLASS J/ (1)/
Invista Large Cap        3.88  -7.12   18.04  28.94  22.18
Value Composite
 Russell 1000 Value      7.02   7.35   15.63  35.18  21.64  38.35  -1.99  18.12   13.81
 Index
 Morningstar Large       5.47   6.63   13.10  27.01  20.79  32.28  -0.81  13.25    9.89
 Value Category

PARTNERS LARGECAP
VALUE FUND CLASS J/
(1)/
Bernstein Diversified   13.80
Value Composite
 Russell 1000 Value      7.02   7.35   15.63  35.18  21.64  38.35  -1.99  18.12   13.81
 Index
 Morningstar Large       5.47   6.63   13.10  27.01  20.79  32.28  -0.81  13.25    9.89
 Value Category

MIDCAP VALUE FUND
CLASS J/ (1)/
Invista Mid Cap Value    6.32  -7.36    3.25  35.49  16.03  41.18   0.98  11.43    7.57
Composite
 Russell Midcap Value   19.18  -0.11    5.09  34.37  20.26  34.93  -2.13  15.62   21.68
 Index
 Morningstar Mid-Cap    16.82   7.78    3.92  26.04  20.50  29.27  -1.11  17.11   13.54
 Value Category

PARTNERS MIDCAP VALUE
FUND CLASS J/ (1)/
Neuberger Berman        29.70   8.04  -10.66  32.66  28.08  35.23  -1.89  16.44   17.52
MidCap Value Composite
 Russell Midcap Value   19.18  -0.11    5.09  34.37  20.26  34.93  -2.13  15.62   21.68
 Index
 Morningstar Mid-Cap    16.82   7.78    3.92  26.04  20.50  29.27  -1.11  17.11   13.54
 Value Category

/(1)/ Class J Shares
inception 03/01/01

                        ----------------------------------------------------------------

PERFORMANCE RESULTS - AGGRESSIVE FUNDS

                                 AVERAGE ANNUAL PERFORMANCE
                                (THROUGH DECEMBER 31, 2001)

                                                              LIFE
                         YTD     1 YR   3 YR   5 YR   10 YR  OF FUND        2001
                        ----------------------------------------------     --------
MIDCAP BLEND FUND
CLASS J/ (1)/              N/A     N/A    N/A    N/A    N/A    0.90
Invista Mid Cap Blend
Composite                -3.49   -3.49   7.16   9.99  11.31                 -3.49
 Russell Midcap Index    -5.63   -5.63   6.49  11.39  13.57                 -5.63
 Morningstar Mid-Cap
 Blend Category          -4.96   -4.96   5.54   9.62  12.26                 -4.96

PARTNERS MIDCAP BLEND
FUND CLASS J/ (1)/         N/A     N/A    N/A    N/A    N/A   -1.90
Morgan Stanley MidCap
Blend Composite          -3.50   -3.50   8.97  15.90    N/A                 -3.50
 S&P MidCap 400 Index    -0.60   -0.60  10.24  16.11  15.01                 -0.60
 Morningstar Mid-Cap
 Blend Category          -4.96   -4.96   5.54   9.62  12.26                 -4.96

MIDCAP GROWTH FUND
CLASS J/ (1)/              N/A     N/A    N/A    N/A    N/A  -14.39
Invista Mid Cap Growth
Composite               -27.92  -27.92   5.25   8.55    N/A                -27.92
 Russell Midcap Growth
 Index                  -20.16  -20.16   2.16   9.02  11.11                -20.16
 Morningstar Mid-Cap
 Growth Category        -21.28  -21.28   5.09   8.44  10.30                -21.28

MIDCAP S&P 400 INDEX
FUND CLASS J/ (1)/         N/A     N/A    N/A    N/A    N/A    2.62
Invista S&P 400 Index
Composite                -1.25   -1.25    N/A    N/A    N/A                 -1.25
 S&P MidCap 400 Index    -0.60   -0.60  10.24  16.11  15.01                 -0.60
 Morningstar Mid-Cap
 Blend Category          -4.96   -4.96   5.54   9.62  12.26                 -4.96

PARTNERS MIDCAP GROWTH
FUND CLASS J/ (1)/         N/A     N/A    N/A    N/A    N/A  -12.64
Turner Midcap Growth
Composite               -28.17  -28.17  14.50  22.00    N/A                -28.17
 Russell Midcap Growth
 Index                  -20.16  -20.16   2.16   9.02  11.11                -20.16
 Morningstar Mid-Cap
 Growth Category        -21.28  -21.28   5.09   8.44  10.30                -21.28

REAL ESTATE FUND CLASS
J/ (1)/                    N/A     N/A    N/A    N/A    N/A   11.04
Principal Capital -
REI Real Estate
Composite                 8.73    8.73  11.41   8.28    N/A                  8.73
 Morgan Stanley REIT
 Index                   12.83   12.83  10.94   6.11    N/A                 12.83
 Morningstar Specialty
 - Real Estate
 Category                 8.93    8.93  10.12   6.19   9.99                  8.93

/(1)/ Class J Shares
inception 03/01/01

                        ----------------------------------------------     --------
                                               ANNUAL PERFORMANCE
                                            (YEAR ENDED DECEMBER 31)


                         2000    1999    1998   1997   1996   1995   1994   1993    1992
                        ------------------------------------------------------------------
MIDCAP BLEND FUND
CLASS J/ (1)/
Invista Mid Cap Blend    13.49   12.37    4.72  24.95  18.66  33.39   5.46  -0.26    9.01
Composite
 Russell Midcap Index     8.25   18.23   10.09  29.01  19.00  34.46  -2.09  14.30   16.34
 Morningstar Mid-Cap      3.37   18.70    6.77  26.45  20.44  28.71  -1.61  14.50   14.93
 Blend Category

PARTNERS MIDCAP BLEND
FUND CLASS J/ (1)/
Morgan Stanley MidCap    11.74   19.99   15.78  39.58  40.77  32.71
Blend Composite
 S&P MidCap 400 Index    17.51   14.72   19.11  32.25  19.18  30.92  -3.59  13.93   11.90
 Morningstar Mid-Cap      3.37   18.70    6.77  26.45  20.44  28.71  -1.61  14.50   14.93
 Blend Category

MIDCAP GROWTH FUND
CLASS J/ (1)/
Invista Mid Cap Growth   -4.81   69.96    2.48  26.15  13.40
Composite
 Russell Midcap Growth  -11.74   51.29   17.86  22.54  17.48  33.98  -2.16  11.19    8.71
 Index
 Morningstar Mid-Cap     -6.90   63.90   17.51  17.05  16.99  34.79  -1.03  15.64    9.03
 Growth Category

MIDCAP S&P 400 INDEX
FUND CLASS J/ (1)/
Invista S&P 400 Index    16.41
Composite
 S&P MidCap 400 Index    17.51   14.72   19.11  32.25  19.20  30.95  -3.58  13.95   11.91
 Morningstar Mid-Cap      3.37   18.70    6.77  26.45  20.44  28.71  -1.61  14.50   14.93
 Blend Category

PARTNERS MIDCAP GROWTH
FUND CLASS J/ (1)/
Turner Midcap Growth     -8.10  126.09   26.33  41.77
Composite
 Russell Midcap Growth  -11.74   51.29   17.86  22.54  17.48  33.98  -2.16  11.19    8.71
 Index
 Morningstar Mid-Cap     -6.90   63.90   17.51  17.05  16.99  34.79  -1.03  15.64    9.03
 Growth Category

REAL ESTATE FUND CLASS
J/ (1)/
Principal Capital -      31.15   -3.01  -10.20  19.83
REI Real Estate
Composite
 Morgan Stanley REIT     26.81   -4.55  -16.90  18.58  35.89  12.90
 Index
 Morningstar Specialty   25.83   -3.35  -15.79  23.05  31.68  15.17  -0.62  21.11   15.87
 - Real Estate
 Category

/(1)/ Class J Shares
inception 03/01/01

                        ------------------------------------------------------------------

PERFORMANCE RESULTS - AGGRESSIVE FUNDS

                                 AVERAGE ANNUAL PERFORMANCE
                                (THROUGH DECEMBER 31, 2001)

                                                              LIFE
                         YTD     1 YR   3 YR   5 YR   10 YR  OF FUND        2001
                        ----------------------------------------------     --------
SMALLCAP BLEND FUND
CLASS J/ (1)/              N/A     N/A    N/A    N/A    N/A   11.66
Invista Small Company                                                  -
Blend Composite           1.79    1.79   8.06    N/A    N/A                  1.79
 Russell 2000 Index       2.49    2.49   6.42   7.52  11.51                  2.49
 Morningstar Small
 Blend Category           8.41    8.41  11.84  10.91  13.25                  8.41

SMALLCAP GROWTH FUND
CLASS J/ (1)/              N/A     N/A    N/A    N/A    N/A   -2.66
Invista Small Company
Growth Composite         -0.41   -0.41   3.10   7.57    N/A                 -0.41
 Russell 2000 Growth
 Index                   -9.23   -9.23   0.25   2.87   7.19                 -9.23
 Morningstar Small
 Growth Category         -9.02   -9.02   9.32   8.94  10.89                 -9.02

PARTNERS SMALLCAP
GROWTH FUND I CLASS J/
(1)/                       N/A     N/A    N/A    N/A    N/A    0.85
Neuberger Berman
SmallCap Growth
Composite               -14.30  -14.30  12.27    N/A    N/A                -14.30
 Russell 2000 Growth
 Index                   -9.23   -9.23   0.25   2.87   7.19                 -9.23
 Morningstar Small
 Growth Category         -9.02   -9.02   9.32   8.94  10.89                 -9.02

PARTNERS SMALLCAP
GROWTH FUND II CLASS
J/ (1)/                    N/A     N/A    N/A    N/A    N/A   -8.33
Federated Small Cap
Growth Equity
Composite               -16.50  -16.50  -4.29   4.59    N/A                -16.50
 S&P SmallCap
 600/Barra Growth
 Index                   -1.19   -1.19   5.91   7.04    N/A                 -1.19
 Morningstar Small
 Growth Category         -9.02   -9.02   9.32   8.94  10.89                 -9.02

SMALLCAP S&P 600 INDEX
FUND CLASS J/ (1)/         N/A     N/A    N/A    N/A    N/A    7.73
Invista Small Cap S&P
600 Index Composite       5.61    5.61    N/A    N/A    N/A                  5.61
 S&P SmallCap 600
 Index                    6.54    6.54  10.21  10.66  13.61                  6.54
 Morningstar Small
 Blend Category           8.41    8.41  11.84  10.91  13.25                  8.41

SMALLCAP VALUE FUND
CLASS J/ //(1)/            N/A     N/A    N/A    N/A    N/A   10.05
Invista Small Cap
Value Composite           8.93    8.93   3.59   6.90    N/A                  8.93
 Russell 2000 Value
 Index                   14.02   14.02  11.32  11.20  15.11                 14.02
 Morningstar Small
 Value Category          17.31   17.31  13.02  11.29  13.47                 17.31

/(1)/ Class J Shares
inception 03/01/01

                        ----------------------------------------------     --------
                                               ANNUAL PERFORMANCE
                                            (YEAR ENDED DECEMBER 31)


                         2000    1999    1998   1997   1996   1995   1994   1993    1992
                        ------------------------------------------------------------------
SMALLCAP BLEND FUND
CLASS J/ (1)/
Invista Small Company    19.86   12.50  -11.27  15.89
Blend Composite
 Russell 2000 Index      -3.02   21.26   -2.55  22.36  16.50  28.45  -1.82  18.88   18.41
 Morningstar Small       12.84   18.18   -3.64  26.12  19.66  25.51  -0.97  16.65   14.39
 Blend Category

SMALLCAP GROWTH FUND
CLASS J/ (1)/
Invista Small Company   -33.86   66.37   -2.47  34.77  14.19
Growth Composite
 Russell 2000 Growth    -22.43   43.09    1.23  12.95  11.26  31.04  -2.43  13.36    7.77
 Index
 Morningstar Small       -5.71   61.45    4.49  18.19  19.99  35.44  -0.28  16.70   11.99
 Growth Category

PARTNERS SMALLCAP
GROWTH FUND I CLASS J/
(1)/
Neuberger Berman        -28.36  134.28
SmallCap Growth
Composite
 Russell 2000 Growth    -22.43   43.09    1.23  12.95  11.26  31.04  -2.43  13.36    7.77
 Index
 Morningstar Small       -5.71   61.45    4.49  18.19  19.99  35.44  -0.28  16.70   11.99
 Growth Category

PARTNERS SMALLCAP
GROWTH FUND II CLASS
J/ (1)/
Federated Small Cap     -50.79  113.36    8.90  31.09
Growth Equity
Composite
 S&P SmallCap             0.57   19.57    2.29  15.67  16.09  29.07  -5.47
 600/Barra Growth
 Index
 Morningstar Small       -5.71   61.45    4.49  18.19  19.99  35.44  -0.28  16.70   11.99
 Growth Category

SMALLCAP S&P 600 INDEX
FUND CLASS J/ (1)/
Invista Small Cap S&P    10.17
600 Index Composite
 S&P SmallCap 600        11.80   12.40   -1.31  25.58  21.32  29.97  -4.77  18.78   21.04
 Index
 Morningstar Small       12.84   18.18   -3.64  26.12  19.66  25.51  -0.97  16.65   14.39
 Blend Category

SMALLCAP VALUE FUND
CLASS J/ //(1)/
Invista Small Cap        12.05   -8.92   -6.03  33.65  28.44
Value Composite
 Russell 2000 Value      22.83   -1.49   -6.45  31.78  21.37  25.75  -1.27  23.84   29.14
 Index
 Morningstar Small       16.98    4.49   -6.99  30.04  25.53  25.13  -0.81  16.72   20.29
 Value Category

/(1)/ Class J Shares
inception 03/01/01

                        ------------------------------------------------------------------

PERFORMANCE RESULTS - AGGRESSIVE FUNDS

                                 AVERAGE ANNUAL PERFORMANCE
                                (THROUGH DECEMBER 31, 2001)

                                                              LIFE
                         YTD     1 YR   3 YR   5 YR   10 YR  OF FUND        2001
                        ----------------------------------------------     --------
PARTNERS SMALLCAP
VALUE FUND CLASS J/
(1)/                       N/A     N/A    N/A    N/A    N/A   14.72
Ark Asset Small Cap                                                    -
Value Composite          21.50   21.50  19.90  17.40    N/A                 21.50
 Russell 2000 Value
 Index                   14.02   14.02  11.32  11.20  15.11                 14.02
 Morningstar Small
 Value Category          17.31   17.31  13.02  11.29  13.47                 17.31

TECHNOLOGY FUND CLASS
J/ (1)/                    N/A     N/A    N/A    N/A    N/A  -19.00
BT Technology
Composite               -31.81  -31.81    N/A    N/A    N/A                -31.81
 MSCI Global Tech. and
 Telecommunications
 Index                  -28.28  -28.28    N/A    N/A    N/A                -28.28
 Morningstar Specialty
 - Technology Category  -38.21  -38.21  -1.20   9.41  18.04                -38.21

/(1)/ Class J Shares
inception 03/01/01

                        ----------------------------------------------     --------
                                              ANNUAL PERFORMANCE
                                           (YEAR ENDED DECEMBER 31)


                         2000    1999   1998   1997   1996   1995   1994   1993    1992
                        -----------------------------------------------------------------
PARTNERS SMALLCAP
VALUE FUND CLASS J/
(1)/
Ark Asset Small Cap      33.67    6.05  -1.89  32.41  24.03  33.78
Value Composite
 Russell 2000 Value      22.83   -1.49  -6.45  31.78  21.37  25.75  -1.27  23.84   29.14
 Index
 Morningstar Small       16.98    4.49  -6.99  30.04  25.53  25.13  -0.81  16.72   20.29
 Value Category

TECHNOLOGY FUND CLASS
J/ (1)/
BT Technology
Composite
 MSCI Global Tech. and
 Telecommunications
 Index
 Morningstar Specialty  -33.13  136.50  52.41   9.58  20.31  42.89  13.18  24.07   13.03
 - Technology Category

/(1)/ Class J Shares
inception 03/01/01

                        -----------------------------------------------------------------

PERFORMANCE RESULTS - DYNAMIC FUNDS

                                 AVERAGE ANNUAL PERFORMANCE
                                (THROUGH DECEMBER 31, 2001)

                                                              LIFE
                         YTD     1 YR   3 YR   5 YR   10 YR  OF FUND        2001
                        ----------------------------------------------     --------
EUROPEAN FUND CLASS J/
(1)/                       N/A     N/A    N/A    N/A    N/A  -15.02
BT European Composite   -24.64  -24.64  -5.15   7.12    N/A            -   -24.64
 MSCI Europe (15)
 Index-ND               -19.90  -19.90  -5.26   6.24   9.64                -19.90
 Morningstar Europe
 Stock Category         -21.43  -21.43  -1.19   5.30   8.77                -21.43

INTERNATIONAL EMERGING
MARKETS FUND CLASS J/
(1)/                       N/A     N/A    N/A    N/A    N/A   -5.19
Invista International
Emerging Markets
Equity Composite         -3.66   -3.66   3.88   0.57    N/A                 -3.66
 MSCI Emerging Markets
 Free Index-ID           -4.91   -4.91   2.01  -7.80   0.95                 -4.91
 Morningstar
 Diversified Emerging
 Markets Category        -3.73   -3.73   4.45  -4.79   0.89                 -3.73

INTERNATIONAL FUND I
CLASS J/ (1)/              N/A     N/A    N/A    N/A    N/A  -16.98
Invista International
Broad Markets
Composite               -24.79  -24.79  -3.93   1.95   8.55                -24.79
 MSCI EAFE (Europe,
 Australia, Far East)
 Index-ND               -21.44  -21.44  -5.05   0.89   4.46                -21.44
 Morningstar Foreign
 Stock Category         -21.93  -21.93  -1.67   2.34   6.32                -21.93

INTERNATIONAL FUND II
CLASS J/ (1)/              N/A     N/A    N/A    N/A    N/A  -14.50
BT International
Composite               -21.75  -21.75    N/A    N/A    N/A                -21.75
 MSCI EAFE (Europe,
 Australia, Far East)
 Index-ND               -21.44  -21.44  -5.05   0.89   4.46                -21.44
 Morningstar Foreign
 Stock Category         -21.93  -21.93  -1.67   2.34   6.32                -21.93

INTERNATIONAL SMALLCAP
FUND CLASS J/ (1)/         N/A     N/A    N/A    N/A    N/A  -15.04
Invista International
Small Cap Equity
Composite               -21.87  -21.87   8.80  11.01    N/A                -21.87
 MSCI EAFE Small Cap
 Index                  -12.51  -12.51  -1.07    N/A    N/A                -12.51
 Morningstar Foreign
 Stock Category         -21.93  -21.93  -1.67   2.34   6.32                -21.93

PACIFIC BASIN FUND
CLASS J/ //(1)/            N/A     N/A    N/A    N/A    N/A  -22.22
BT Pacific Basin
Composite               -24.79  -24.79   6.44  -1.37    N/A                -24.79
 MSCI Pacific Free
 Index-ND               -25.40  -25.40  -4.44  -7.80  -2.43                -25.40
 Morningstar
 Diversified
 Pacific/Asia Stock
 Category               -20.06  -20.06   0.18  -7.89   1.77                -20.06

/(1)/ Class J Shares
inception 03/01/01

                        ----------------------------------------------     --------
                                                ANNUAL PERFORMANCE
                                             (YEAR ENDED DECEMBER 31)


                         2000    1999    1998    1997   1996   1995   1994   1993     1992
                        --------------------------------------------------------------------
EUROPEAN FUND CLASS J/
(1)/
BT European Composite   -15.51   33.95   30.86   26.33  41.31   9.36   8.49  43.12
 MSCI Europe (15)        -8.39   15.89   28.53   23.80  21.09  21.62   2.28  29.28    -4.71
 Index-ND
 Morningstar Europe      -6.58   26.11   21.56   18.42  24.99  16.26   2.52  28.15    -6.82
 Stock Category

INTERNATIONAL EMERGING
MARKETS FUND CLASS J/
(1)/
Invista International   -28.63   63.25  -17.59   11.38  25.57   7.46
Emerging Markets
Equity Composite
 MSCI Emerging Markets  -31.86   63.70  -27.52  -13.41   3.92  -6.95  -8.67  71.26
 Free Index-ID
 Morningstar            -31.11   71.86  -27.03   -3.68  13.35  -3.45  -9.27  73.26     0.26
 Diversified Emerging
 Markets Category

INTERNATIONAL FUND I
CLASS J/ (1)/
Invista International    -7.57   25.78   10.47   12.43  24.54  14.07  -2.38  44.82     2.73
Broad Markets
Composite
 MSCI EAFE (Europe,     -14.17   26.96   20.00    1.78   6.05  11.21   7.78  32.56   -12.17
 Australia, Far East)
 Index-ND
 Morningstar Foreign    -15.66   44.49   13.00    5.43  12.39   9.82  -0.40  36.71    -4.54
 Stock Category

INTERNATIONAL FUND II
CLASS J/ (1)/
BT International
Composite
 MSCI EAFE (Europe,     -14.17   26.96   20.00    1.78   6.05  11.21   7.78  32.56   -12.17
 Australia, Far East)
 Index-ND
 Morningstar Foreign    -15.66   44.49   13.00    5.43  12.39   9.82  -0.40  36.71    -4.54
 Stock Category

INTERNATIONAL SMALLCAP
FUND CLASS J/ (1)/
Invista International   -11.70   86.79   13.24   15.62  40.53   3.61
Small Cap Equity
Composite
 MSCI EAFE Small Cap     -7.56   19.73
 Index
 Morningstar Foreign    -15.66   44.49   13.00    5.43  12.39   9.82  -0.40  36.71    -4.54
 Stock Category

PACIFIC BASIN FUND
CLASS J/ //(1)/
BT Pacific Basin        -31.01  132.40    7.35  -27.91
Composite
 MSCI Pacific Free      -25.78   56.65    2.72  -25.87  -8.30   2.95  12.76  36.21   -18.56
 Index-ND
 Morningstar            -35.75   92.50   -5.91  -27.90   4.02   2.39  -5.49  59.02    -3.03
 Diversified
 Pacific/Asia Stock
 Category

/(1)/ Class J Shares
inception 03/01/01

                        --------------------------------------------------------------------

PERFORMANCE RESULTS - LIFETIME FUNDS

                                 AVERAGE ANNUAL PERFORMANCE
                                (THROUGH DECEMBER 31, 2001)

                                                              LIFE
                         YTD     1 YR   3 YR   5 YR   10 YR  OF FUND        2001
                        ----------------------------------------------     --------
LIFETIME 2010 FUND
CLASS J/ (1)/              N/A     N/A    N/A    N/A    N/A   -0.05
 S&P 500 Index          -11.88  -11.88  -1.03  10.70  12.93                -11.88
 Lehman Brothers
 Aggregate Bond Index     8.42    8.42   6.27   7.43   7.23                  8.42
 Morningstar Domestic
 Hybrid Category         -4.01   -4.01   2.21   7.01   8.98                 -4.01

LIFETIME 2020 FUND
CLASS J/ (1)/              N/A     N/A    N/A    N/A    N/A   -0.05
 S&P 500 Index          -11.88  -11.88  -1.03  10.70  12.93                -11.88
 Lehman Brothers
 Aggregate Bond Index     8.42    8.42   6.27   7.43   7.23                  8.42
 Morningstar Domestic
 Hybrid Category         -4.01   -4.01   2.21   7.01   8.98                 -4.01

LIFETIME 2030 FUND
CLASS J/ (1)/              N/A     N/A    N/A    N/A    N/A   -0.69
 S&P 500 Index          -11.88  -11.88  -1.03  10.70  12.93                -11.88
 Lehman Brothers
 Aggregate Bond Index     8.42    8.42   6.27   7.43   7.23                  8.42
 Morningstar Domestic
 Hybrid Category         -4.01   -4.01   2.21   7.01   8.98                 -4.01

LIFETIME 2040 FUND
CLASS J/ (1)/              N/A     N/A    N/A    N/A    N/A    1.49
 S&P 500 Index          -11.88  -11.88  -1.03  10.70  12.93                -11.88
 Lehman Brothers
 Aggregate Bond Index     8.42    8.42   6.27   7.43   7.23                  8.42
 Morningstar Domestic
 Hybrid Category         -4.01   -4.01   2.21   7.01   8.98                 -4.01

LIFETIME 2050 FUND
CLASS J/ (1)/              N/A     N/A    N/A    N/A    N/A   -1.23
 S&P 500 Index          -11.88  -11.88  -1.03  10.70  12.93                -11.88
 Lehman Brothers
 Aggregate Bond Index     8.42    8.42   6.27   7.43   7.23                  8.42
 Morningstar Large
 Blend Category         -13.68  -13.68  -0.93   8.87  11.31                -13.68

LIFETIME STRATEGIC
INCOME FUND CLASS J/
(1)/                       N/A     N/A    N/A    N/A    N/A    0.54
 S&P 500 Index          -11.88  -11.88  -1.03  10.70  12.93                -11.88
 Lehman Brothers
 Aggregate Bond Index     8.42    8.42   6.27   7.43   7.23                  8.42
 Morningstar Domestic
 Hybrid Category         -4.01   -4.01   2.21   7.01   8.98                 -4.01

/(1)/ Class J Shares
inception 06/15/01

                        ----------------------------------------------     --------
                                             ANNUAL PERFORMANCE
                                          (YEAR ENDED DECEMBER 31)


                        2000   1999   1998   1997   1996   1995   1994   1993    1992
                        --------------------------------------------------------------
LIFETIME 2010 FUND
CLASS J/ (1)/
 S&P 500 Index          -9.11  21.04  28.58  33.36  22.96  37.58   1.32  10.08   7.62
 Lehman Brothers        11.63  -0.82   8.69   9.65   3.63  18.47  -2.92   9.75   7.40
 Aggregate Bond Index
 Morningstar Domestic    2.06   8.24  12.50  18.24  13.07  24.87  -2.56  12.07   8.22
 Hybrid Category

LIFETIME 2020 FUND
CLASS J/ (1)/
 S&P 500 Index          -9.11  21.04  28.58  33.36  22.96  37.58   1.32  10.08   7.62
 Lehman Brothers        11.63  -0.82   8.69   9.65   3.63  18.47  -2.92   9.75   7.40
 Aggregate Bond Index
 Morningstar Domestic    2.06   8.24  12.50  18.24  13.07  24.87  -2.56  12.07   8.22
 Hybrid Category

LIFETIME 2030 FUND
CLASS J/ (1)/
 S&P 500 Index          -9.11  21.04  28.58  33.36  22.96  37.58   1.32  10.08   7.62
 Lehman Brothers        11.63  -0.82   8.69   9.65   3.63  18.47  -2.92   9.75   7.40
 Aggregate Bond Index
 Morningstar Domestic    2.06   8.24  12.50  18.24  13.07  24.87  -2.56  12.07   8.22
 Hybrid Category

LIFETIME 2040 FUND
CLASS J/ (1)/
 S&P 500 Index          -9.11  21.04  28.58  33.36  22.96  37.58   1.32  10.08   7.62
 Lehman Brothers        11.63  -0.82   8.69   9.65   3.63  18.47  -2.92   9.75   7.40
 Aggregate Bond Index
 Morningstar Domestic    2.06   8.24  12.50  18.24  13.07  24.87  -2.56  12.07   8.22
 Hybrid Category

LIFETIME 2050 FUND
CLASS J/ (1)/
 S&P 500 Index          -9.11  21.04  28.58  33.36  22.96  37.58   1.32  10.08   7.62
 Lehman Brothers        11.63  -0.82   8.69   9.65   3.63  18.47  -2.92   9.75   7.40
 Aggregate Bond Index
 Morningstar Large      -6.97  19.72  21.95  27.43  20.37  31.99  -1.08  11.12   7.62
 Blend Category

LIFETIME STRATEGIC
INCOME FUND CLASS J/
(1)/
 S&P 500 Index          -9.11  21.04  28.58  33.36  22.96  37.58   1.32  10.08   7.62
 Lehman Brothers        11.63  -0.82   8.69   9.65   3.63  18.47  -2.92   9.75   7.40
 Aggregate Bond Index
 Morningstar Domestic    2.06   8.24  12.50  18.24  13.07  24.87  -2.56  12.07   8.22
 Hybrid Category

/(1)/ Class J Shares
inception 06/15/01

                        --------------------------------------------------------------

IMPORTANT NOTES TO THE APPENDIX


LEHMAN BROTHERS AGGREGATE BOND INDEX represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.


LEHMAN BROTHERS LONG TERM GOV'T./CREDIT INDEX is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index with maturities of 10 years or greater. Total return comprises price appreciation/ depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.


LEHMAN BROTHERS MORTGAGE BACKED SECURITIES INDEX is composed of all fixed-rate, securitized mortgage pools by GNMA, FNMA, and the FHLMC, including GNMA Graduated Payment Mortgages. The minimum principal amount required for inclusion is $50 million. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.


LEHMAN BROTHERS MUTUAL FUND 1-5 GOVERNMENT/CREDIT INDEX is composed of treasury notes, agencies, and credits rated BBB or better, and with maturities of 1 year or greater and 5 years or less. It is a rolling mix of issues, as new issues are added and issues becoming less than 1 year to maturity are deleted.


LEHMAN BROTHERS MUTUAL FUND U.S. GOVERNMENT 1-3 YEAR INDEX is composed of both the Treasury Bond Index (all public obligations of the U.S. Treasury, excluding flower bonds and foreign-targeted issues ) and the Agency Bond Index (all publicly issued debt of U.S. Government agencies and quasi-federal corporations and corporate-debt guaranteed by the U.S. Government). These bonds also must have maturities of 1 to 3 years.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE (EUROPE, AUSTRALIA AND FAR
EAST) INDEX is a stock index designed to measure the investment returns of developed economies outside of North America.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE (EUROPE, AUSTRALIA AND FAR
EAST) SMALLCAP INDEX is a stock index designed to measure the investment returns small cap companies of developed economies outside of North America.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EMF (EMERGING MARKETS FREE) INDEX
 is capitalization weighted and consists of stocks from 26 countries. These countries include: Argentina, Brazil, Chile, China Free, Columbia, Czech Republic, Greece, Hungary, India, Indonesia Free, Israel, Jordan, Korea at 50%, Malaysia Free, Mexico Free, Pakistan, Peru, Philippines Free, Poland, Portugal, South Africa, Sri Lanka, Taiwan at 50%, Thailand Free, Turkey and Venezuela.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EUROPE (15) INDEX is a capitalization-weighted index. The index is designed to track the broader MSCI EMU Benchmark containing stocks in ten EMU member countries.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) PACIFIC FREE INDEX is a market capitalization-weighted index representing all of the Morgan Stanley Capital International developed markets in the Pacific. It comprises six of the twenty-two countries that are included in the Morgan Stanley Capital International World. This index is created by aggregating the six different country indexes, all of which are created separately. This index is calculated with gross dividends reinvested. The countries represented by this index are:
Australia, Hong Kong, Japan, Malaysia, New Zealand and Singapore. The "Free" aspect indicates that this index includes only securities that are allowed to be purchased by global investors.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) GLOBAL TECHNOLOGY AND TELECOMMUNICATIONS INDEX is an index composed of the developed markets countries in the MSCI World Index. Within these countries, only those securities which are included in the Information Technology and Telecommunication Services sectors according to the MSCI Global Industry Classification Standard are included in the index.

MORGAN STANLEY REIT INDEX is a total-return index comprised of the most actively traded real estate investment trusts, and is designed to be a measure of real estate equity performance.


RUSSELL 1000 GROWTH INDEX is an index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.


RUSSELL 1000 VALUE INDEX is an index that measures the performance of those Russell 1000 companies with lower price to book ratios and lower forecasted growth values.


RUSSELL 2000 GROWTH INDEX measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.


RUSSELL 2000 INDEX measures the performance of the 2,000 smallest companies in the Russell 3000 Index.


RUSSELL 2000 VALUE INDEX measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.


RUSSELL MIDCAP INDEX is an index that measures the performance of the 800 smallest companies in the Russell 1000 Index.


RUSSELL MIDCAP GROWTH INDEX measures the performance of those Russell MidCap companies with lower price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Value index.


RUSSELL MIDCAP VALUE INDEX is an index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Value index.


S&P 500 INDEX is a market capitalization-weighted index of 500 widely held stocks often used as a proxy for the stock market. It measures the movement of the largest issues. Standard & Poor's chooses the member companies for the 500 based on market size, liquidity and industry group representation. Included are the stocks of industrial, financial, utility and transportation companies.


S&P MIDCAP 400 INDEX includes approximately 10% of the capitalization of U.S. equity securities. These are comprised of stocks in the middle capitalization range. Any mid-sized stocks already included in the S&P 500 are excluded from this index.


S&P SMALLCAP 600 INDEX consists of 600 domestic stocks chosen for market size, liquidity and industry group representation. It is a market weighted index (stock price x shares outstanding), with each stock affecting the index in proportion to its market value.


S&P SMALLCAP 600/BARRA GROWTH INDEX is a market capitalization-weighted index of the stocks in the S&P SmallCap 600 Index having the lowest book to price ratios. The index consists of approximately half of the S&P SmallCap 600 on a market capitalization basis.



MORNINGSTAR DIVERSIFIED EMERGING MARKETS CATEGORY: . Diversified emerging-markets funds invest in developing nations. Most funds divide their assets among 20 or more nations, although they tend to focus on the emerging markets of Asia and Latin America rather than on those of the Middle East, Africa, or Europe.



MORNINGSTAR DIVERSIFIED PACIFIC/ASIA STOCK CATEGORY: . Diversified Pacific/Asia stock funds have a wider investment range than other Asia-oriented funds. While Japan funds focus exclusively on Japan and Pacific ex-Japan funds emphasize Asia's developing nations, these funds can invest throughout the Pacific Rim, including Australia and New Zealand.

MORNINGSTAR DOMESTIC HYBRID CATEGORY: . Domestic-hybrid funds divide their assets among stocks. These funds tend to focus on conservative stocks and bonds.



MORNINGSTAR EUROPE STOCK CATEGORY: . Europe-stock funds invest in companies based in Europe. Most of these funds emphasize the region's larger and more developed markets. Currency fluctuations frequently affect investors' returns.



MORNINGSTAR FOREIGN STOCK CATEGORY: . Foreign-stock funds can invest in any country outside the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. They tend to invest the rest in emerging markets such as Hong Kong, Brazil, Mexico and Thailand.



MORNINGSTAR INTERMEDIATE GOVERNMENT CATEGORY: . Intermediate-term government funds devote at least 90% of their bond holdings to government issues. These funds have, on average, durations between 3.5 and six years.



MORNINGSTAR INTERMEDIATE-TERM BOND CATEGORY: . Intermediate-term bond funds have average durations that are greater than 3.5 years and less than six years. Most of the funds rotate among a variety of sectors in the bond market, based upon which appear to offer better values.



MORNINGSTAR LARGE BLEND CATEGORY: . Large-cap blend funds focus on big companies that are fairly representative of the overall stock market in both size and price. They tend to invest across the spectrum of U.S. industries and owing to their broad exposure, the funds' returns are often similar to the S&P 500 Index.



MORNINGSTAR LARGE GROWTH CATEGORY: . Large-cap growth funds invest in big companies that are projected to grow faster than the overall stock market. Most of these funds focus on either companies in rapidly expanding industries with a high percentage of sales coming from foreign markets.



MORNINGSTAR LARGE VALUE CATEGORY: . Large-cap value funds focus on big companies that are less expensive than the market as a whole. They often come from the utilities, energy, financial, and cyclical sectors, and many pay dividends. They also generally have more-stable stock prices.



MORNINGSTAR LONG-TERM BOND CATEGORY: . Long-term bond funds have average durations that exceed six years. Most of them hold some portion of assets in corporate bonds, either investment-grade or high-yield issues, or both.



MORNINGSTAR MID-CAP BLEND CATEGORY: . The typical mid-cap blend fund invests in stocks of various sizes and mixed characteristics, giving it a middle-of-the road profile. Most shy away from high-priced growth stocks, but aren't so price-conscious that they land in value territory.



MORNINGSTAR MID-CAP GROWTH CATEGORY: . Some mid-cap growth funds invest in stocks of all sizes, but most focus directly on mid-size companies. Mid-cap growth funds target firms that are projected to grow faster than the overall market, therefore commanding relatively higher prices. Many of these stocks are found in the volatile technology, health-care, and services sectors.



MORNINGSTAR MID-CAP VALUE CATEGORY: . Mid-cap value funds buy stocks mainly of medium-size companies that are cheap relative to their earnings potential.



MORNINGSTAR SPECIALTY - REAL ESTATE CATEGORY: . Specialty real-estate funds invest primarily in real-estate investment trusts (REITs) of various types. The performance of these funds is less connected to the overall market than most other types of stock funds.



MORNINGSTAR SPECIALTY - TECHNOLOGY CATEGORY: . Specialty-technology funds buy high-tech businesses. Most concentrate on computer, semiconductor, software, networking, and other computer-related companies. A few also buy medical-device and biotechnology stocks and some concentrate on a single technology industry.

MORNINGSTAR SHORT-TERM BOND CATEGORY: . Short-term bond funds have durations that stay between one and 3.5 years. These funds invest in a variety of bonds, from the most creditworthy, such as Treasury bonds, to mortgages and corporates, and on rare occasions, even more speculative high-yield and emerging markets debt.



MORNINGSTAR SMALL BLEND CATEGORY: . Small-cap blend funds favor firms at the smaller end of the market-capitalization range, and are flexible in the types of small caps they buy. They own everything from fairly cheap, out-of-favor stocks to somewhat expensive growth stocks. They thus provide exposure both to traditional value sectors, such as financials and cyclicals, and to growth sectors like technology and health care.



MORNINGSTAR SMALL GROWTH CATEGORY: . Small-cap growth funds focus on stocks at the lower end of the market-capitalization range. These funds tend to favor companies in up-and-coming industries or young firms in their early growth stages and tend to be volatile.



MORNINGSTAR SMALL VALUE CATEGORY: . Small-cap value funds invest in less-popular companies at the smaller end of the size range and may focus on finding temporarily depressed stocks of companies working through business problems.

                       SUPPLEMENT DATED OCTOBER 18, 2002

                TO THE PRINCIPAL INVESTORS FUND, INC. PROSPECTUS



                              DATED MARCH 1, 2002



                                 CLASS J SHARES




Effective November 1, 2002, the contractual waivers of portions of the funds' management fees will expire. The Manager has voluntrarily agreed to waive a portion of its fees for each fund as follows:





CAPITAL PRESERVATION FUND

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES**

                                             CLASS J
 Management Fees....................          0.52
 12b-1 Fees.........................          0.50
 Wrapper Agreement Premiums* .......          0.12
 Other Expenses.....................          2.66
                                              ----
       TOTAL FUND OPERATING EXPENSES          3.80

 *The Manager has contractually agreed to reimburse the Fund for wrapper agreement premium expenses to the extent such premium expenses exceed, on an annualized basis, 0.08% of the Fund's average daily net assets. Such reimbusement will not exceed, on an annualized basis, 0.04% of the Fund's average daily net assets.
 *
 *The Manager has voluntarily agreed to waive a portion of its fee for the Fund. The Manager intends to continue the waiver and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2003. The effect of the waiver is to reduce the Fund's annual operating expenses. The waiver will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to a Class on an annualized basis) not to exceed 1.60%.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                               IF YOU SELL YOUR SHARES              IF YOU DO NOT SELL YOUR SHARES
 -------------------------------------------------------------------------------------------------
                                             NUMBER OF YEARS YOU OWN YOUR SHARES
                              1         3         5        10           1          3         5        10
 CLASS J                  $480    $1,149    $1,939    $4,002        $378     $1,149    $1,939    $4,002














 FV 208 Q-7

HIGH QUALITY SHORT-TERM BOND FUND

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                             CLASS J
 Management Fees....................          0.40
 12b-1 Fees.........................          0.50
 Other Expenses.....................          7.91
                                              ----
       TOTAL FUND OPERATING EXPENSES          8.81

 *The Manager has voluntarily agreed to waive a portion of its fee for the Fund. The Manager intends to continue the waiver and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2003. The effect of the waiver is to reduce the Fund's annual operating expenses. The waiver will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to a Class on an annualized basis) not to exceed 1.35%.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                               IF YOU SELL YOUR SHARES              IF YOU DO NOT SELL  YOUR SHARES
 ---------------------------------------------------------------------------------------------------------------------------
                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
                                              1         3         5        10           1          3         5        10
  CLASS J                                  $960    $2,495    $4,004    $7,301        $864     $2,495    $4,004    $7,301


MONEY MARKET FUND

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................          0.40
 12b-1 Fees........................          0.50
 Other Expenses....................          1.90
                                             ----
      TOTAL FUND OPERATING EXPENSES          2.80

 *The Manager has voluntarily agreed to waive a portion of its fee for the Fund. The Manager intends to continue the waiver and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2003. The effect of the waiver is to reduce the Fund's annual operating expenses. The waiver will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to a Class on an annualized basis) not to exceed 1.35%.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                       IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
 -----------------------------------------------------------------------------------------------------------
                                        NUMBER OF YEARS YOU OWN YOUR SHARES

                                      1        3          5         10          1         3          5         10
 CLASS J-------------------------$385-----$868-----$1,479-----$3,128----------$283  -$868-----$1,479-----$3,128---

BOND & MORTGAGE SECURITIES FUND

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                             CLASS J
 Management Fees...................           0.55
 12b-1 Fees........................           0.50
 Other Expenses....................           2.27
                                              ----
       TOTAL FUND OPERATING EXPENSES          3.32
 *The Manager has voluntarily agreed to waive a portion of its fee for the Fund. The Manager intends to continue the waiver and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2003. The effect of the waiver is to reduce the Fund's annual operating expenses. The waiver will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to a Class on an annualized basis) not to exceed 1.50%.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                       IF YOU SELL YOUR SHARES              IF YOU DO NOT SELL YOUR SHARES
 ---------------------------------------------------------------------------
                                         NUMBER OF YEARS YOU OWN YOUR SHARES
                                      1         3         5        10           1          3         5        10
 CLASS J                          $436    $1,021    $1,731    $3,613        $335     $1,021    $1,731    $3,613


GOVERNMENT SECURITIES FUND

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                             CLASS J
 Management Fees....................          0.40
 12b-1 Fees.........................          0.50
 Other Expenses.....................          3.33
                                              ----
       TOTAL FUND OPERATING EXPENSES          4.23

 *The Manager has voluntarily agreed to waive a portion of its fee for the Fund. The Manager intends to continue the waiver and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2003. The effect of the waiver is to reduce the Fund's annual operating expenses. The waiver will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to a Class on an annualized basis) not to exceed 1.35%.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                           IF YOU SELL YOUR SHARES              IF YOU DO NOT SELL YOUR SHARES
 ------------------------------------------------------------------------------------------------------------------
                                             NUMBER OF YEARS YOU OWN YOUR SHARES
                                          1         3         5        10           1          3         5        10
 CLASS J                              $525    $1,284    $2,156    $4,396        $425     $1,284    $2,156    $4,396

HIGH QUALITY INTERMEDIATE-TERM BOND FUND

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                             CLASS J
 Management Fees....................          0.40
 12b-1 Fees.........................          0.50
 Other Expenses.....................          7.34
                                              ----
       TOTAL FUND OPERATING EXPENSES          8.24

 *The Manager has voluntarily agreed to waive a portion of its fee for the Fund. The Manager intends to continue the waiver and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2003. The effect of the waiver is to reduce the Fund's annual operating expenses. The waiver will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to a Class on an annualized basis) not to exceed 1.35%.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                      IF YOU SELL YOUR SHARES              IF YOU DO NOT SELL YOUR SHARES
 --------------------------------------------------------------------------
                                        NUMBER OF YEARS YOU OWN YOUR SHARES
                                     1         3         5        10           1          3         5        10
 CLASS J                         $907    $2,354    $3,799    $7,021        $811     $2,354    $3,799    $7,021



HIGH QUALITY LONG-TERM BOND FUND

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                             CLASS J
 Management Fees....................          0.40
 12b-1 Fees.........................          0.50
 Other Expenses.....................          7.91
                                              ----
       TOTAL FUND OPERATING EXPENSES          8.81

 *The Manager has voluntarily agreed to waive a portion of its fee for the Fund. The Manager intends to continue the waiver and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2003. The effect of the waiver is to reduce the Fund's annual operating expenses. The waiver will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to a Class on an annualized basis) not to exceed 1.40%.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                       IF YOU SELL YOUR SHARES              IF YOU DO NOT SELL YOUR SHARES
 ------------------------------------------------------------------------------------------------------------------
                                         NUMBER OF YEARS YOU OWN YOUR SHARES
                                      1         3         5        10           1          3         5        10
 CLASS J                          $960    $2,495    $4,004    $7,301        $865     $2,495    $4,004    $7,301


BALANCED FUND

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                             CLASS J
 Management Fees....................          0.50
 12b-1 Fees.........................          0.50
 Other Expenses.....................          3.85
                                              ----
       TOTAL FUND OPERATING EXPENSES          4.85

 *The Manager has voluntarily agreed to waive a portion of its fee for the Fund. The Manager intends to continue the waiver and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2003. The effect of the waiver is to reduce the Fund's annual operating expenses. The waiver will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to a Class on an annualized basis) not to exceed 1.45%.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                       IF YOU SELL YOUR SHARES              IF YOU DO NOT SELL YOUR SHARES
 -------------------------------------------------------------------------------------------------------------------
                                         NUMBER OF YEARS YOU OWN YOUR SHARES
                                      1         3         5        10           1          3         5        10
  CLASS J                          $586    $1,458    $2,434    $4,887        $485     $1,458    $2,434    $4,887


PARTNERS LARGECAP BLEND FUND I (F/K/A LARGECAP BLEND FUND)

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................          0.45
 12b-1 Fees........................          0.50
 Other Expenses....................          1.56
                                             ----
      TOTAL FUND OPERATING EXPENSES          2.51

 *The Manager has voluntarily agreed to waive a portion of its fee for the Fund. The Manager intends to continue the waiver and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2003. The effect of the waiver is to reduce the Fund's annual operating expenses. The waiver will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to a Class on an annualized basis) not to exceed 1.40%.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
 ---------------------------------------------------------------------------------------------------------------------
                                          NUMBER OF YEARS YOU OWN YOUR SHARES
                                        1        3          5         10            1      3          5         10
 CLASS J---------------------------$357-----$782-----$1,335-----$2,846----------$254 -$782-----$1,335-----$2,846--

 :

LARGECAP GROWTH FUND

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................          0.55
 12b-1 Fees........................          0.50
 Other Expenses....................          7.23
                                             ----
      TOTAL FUND OPERATING EXPENSES          8.28

 *The Manager has voluntarily agreed to waive a portion of its fee for the Fund. The Manager intends to continue the waiver and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2003. The effect of the waiver is to reduce the Fund's annual operating expenses. The waiver will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to a Class on an annualized basis) not to exceed 1.60%.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                                IF YOU SELL YOUR SHARES              IF YOU DO NOT SELL YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------
                                                  NUMBER OF YEARS YOU OWN YOUR SHARES
                                               1         3         5        10           1          3         5        10
 CLASS J                                   $911    $2,364    $3,814    $7,041        $814     $2,364    $3,814    $7,041


LARGECAP S&P 500 INDEX FUND

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................          0.15
 12b-1 Fees........................          0.50
 Other Expenses....................          2.35
                                             ----
      TOTAL FUND OPERATING EXPENSES          3.00

 *The Manager has voluntarily agreed to waive a portion of its fee for the Fund. The Manager intends to continue the waiver and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2003. The effect of the waiver is to reduce the Fund's annual operating expenses. The waiver will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to a Class on an annualized basis) not to exceed 1.10%.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                                  IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
 --------------------------------------------------------------------------------------------------------------------------
                                                   NUMBER OF YEARS YOU OWN YOUR SHARES
                                                 1        3          5         10             1        3          5         10
 CLASS J------------------------------------$405-----$927-----$1,577-----$3,318----------$303    -$927-----$1,577-----$3,318--

LARGECAP VALUE FUND

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................          0.45
 12b-1 Fees........................          0.50
 Other Expenses....................          7.13
                                             ----
      TOTAL FUND OPERATING EXPENSES          8.08

 *The Manager has voluntarily agreed to waive a portion of its fee for the Fund. The Manager intends to continue the waiver and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2003. The effect of the waiver is to reduce the Fund's annual operating expenses. The waiver will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to a Class on an annualized basis) not to exceed 1.50%.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                         IF YOU SELL YOUR SHARES              IF YOU DO NOT SELL YOUR SHARES
 ------------------------------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
                                        1         3         5        10           1          3         5        10
 CLASS J                            $892    $2,314    $3,740    $6,939        $796     $2,314    $3,740    $6,939


MIDCAP VALUE FUND

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................          0.65
 12b-1 Fees........................          0.50
 Other Expenses....................          4.30
                                             ----
      TOTAL FUND OPERATING EXPENSES          5.45

 *The Manager has voluntarily agreed to waive a portion of its fee for the Fund. The Manager intends to continue the waiver and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2003. The effect of the waiver is to reduce the Fund's annual operating expenses. The waiver will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to a Class on an annualized basis) not to exceed 1.70%.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                            IF YOU SELL YOUR SHARES              IF YOU DO NOT SELL YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------
                                              NUMBER OF YEARS YOU OWN YOUR SHARES
                                           1         3         5        10           1          3         5        10
 CLASS J                               $643    $1,624    $2,695    $5,329        $544     $1,624    $2,695    $5,329

PARTNERS LARGECAP BLEND FUND

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................           0.75
 12b-1 Fees........................           0.50
 Other Expenses....................          13.05
                                             -----
      TOTAL FUND OPERATING EXPENSES          14.30

 *The Manager has voluntarily agreed to waive a portion of its fee for the Fund. The Manager intends to continue the waiver and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2003. The effect of the waiver is to reduce the Fund's annual operating expenses. The waiver will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to a Class on an annualized basis) not to exceed 1.70%.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                            IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
 ------------------------------------------------------------------------------------------------------------------------
                                             NUMBER OF YEARS YOU OWN YOUR SHARES
                                            1         3         5        10             1         3         5        10
 CLASS J------------------------------$1,454----$3,722----$5,662----$9,137--------$1,364   -$3,722----$5,662----$9,137-


PARTNERS LARGECAP GROWTH FUND I

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................          0.75
 12b-1 Fees........................          0.50
 Other Expenses....................          8.66
                                             ----
      TOTAL FUND OPERATING EXPENSES          9.91

 *The Manager has voluntarily agreed to waive a portion of its fee for the Fund. The Manager intends to continue the waiver and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2003. The effect of the waiver is to reduce the Fund's annual operating expenses. The waiver will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to a Class on an annualized basis) not to exceed 1.70%.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                             IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------
                                              NUMBER OF YEARS YOU OWN YOUR SHARES
                                             1         3         5        10           1         3         5        10
 CLASS J-------------------------------$1,062----$2,760----$4,381----$7,788--------$967   -$2,760----$4,381----$7,788-

PARTNERS LARGECAP GROWTH FUND II

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................           1.00
 12b-1 Fees........................           0.50
 Other Expenses....................          11.71
                                             -----
      TOTAL FUND OPERATING EXPENSES          13.21

 *The Manager has voluntarily agreed to waive a portion of its fee for the Fund. The Manager intends to continue the waiver and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2003. The effect of the waiver is to reduce the Fund's annual operating expenses. The waiver will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to a Class on an annualized basis) not to exceed 1.95%.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                             IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------
                                              NUMBER OF YEARS YOU OWN YOUR SHARES
                                             1         3         5        10            1         3         5        10
 CLASS J-------------------------------$1,359----$3,497----$5,376----$8,879--------$1,267   $3,497----$5,376----$8,879-


PARTNERS LARGECAP VALUE FUND

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................           0.80
 12b-1 Fees........................           0.50
 Other Expenses....................           9.68
                                              ----
      TOTAL FUND OPERATING EXPENSES          10.98

 *The Manager has voluntarily agreed to waive a portion of its fee for the Fund. The Manager intends to continue the waiver and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2003. The effect of the waiver is to reduce the Fund's annual operating expenses. The waiver will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to a Class on an annualized basis) not to exceed 1.75%.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
 -------------------------------------------------------------------------------------------------------------------
                                          NUMBER OF YEARS YOU OWN YOUR SHARES
                                         1         3         5        10            1           3         5        10
 CLASS J---------------------------$1,159----$3,008----$4,726----$8,198--------$1,065   --$3,008----$4,726----$8,198-

PARTNERS MIDCAP VALUE FUND

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................          1.00
 12b-1 Fees........................          0.50
 Other Expenses....................          7.77
                                             ----
      TOTAL FUND OPERATING EXPENSES          9.27

 *The Manager has voluntarily agreed to waive a portion of its fee for the Fund. The Manager intends to continue the waiver and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2003. The effect of the waiver is to reduce the Fund's annual operating expenses. The waiver will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to a Class on an annualized basis) not to exceed 1.90%.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                        IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
 -----------------------------------------------------------------------------
                                         NUMBER OF YEARS YOU OWN YOUR SHARES
                                        1         3         5        10            1          3         5        10
 CLASS J--------------------------$1,003----$2,607----$4,165----$7,513--------$907    --$2,607----$4,165----$7,513-


MIDCAP BLEND FUND

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................          0.65
 12b-1 Fees........................          0.50
 Other Expenses....................          3.55
                                             ----
      TOTAL FUND OPERATING EXPENSES          4.70

 *The Manager has voluntarily agreed to waive a portion of its fee for the Fund. The Manager intends to continue the waiver and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2003. The effect of the waiver is to reduce the Fund's annual operating expenses. The waiver will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to a Class on an annualized basis) not to exceed 1.60%.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                           IF YOU SELL YOUR SHARES              IF YOU DO NOT SELL YOUR SHARES
 --------------------------------------------------------------------------------------------------------------------
                                             NUMBER OF YEARS YOU OWN YOUR SHARES
                                          1         3         5        10           1          3         5        10
 CLASS J                              $571    $1,416    $2,368    $4,771        $471     $1,416    $2,368    $4,771

MIDCAP GROWTH FUND

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................          0.65
 12b-1 Fees........................          0.50
 Other Expenses....................          7.29
                                             ----
      TOTAL FUND OPERATING EXPENSES          8.44

 *The Manager has voluntarily agreed to waive a portion of its fee for the Fund. The Manager intends to continue the waiver and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2003. The effect of the waiver is to reduce the Fund's annual operating expenses. The waiver will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to a Class on an annualized basis) not to exceed 1.75%.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                      IF YOU SELL YOUR SHARES              IF YOU DO NOT SELL YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------
                                        NUMBER OF YEARS YOU OWN YOUR SHARES
                                     1         3         5        10           1          3         5        10
 CLASS J                         $926    $2,404    $3,872    $7,122        $829     $2,404    $3,872    $7,122


MIDCAP S&P 400 INDEX FUND

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................          0.15
 12b-1 Fees........................          0.50
 Other Expenses....................          5.03
                                             ----
      TOTAL FUND OPERATING EXPENSES          5.68

 *The Manager has voluntarily agreed to waive a portion of its fee for the Fund. The Manager intends to continue the waiver and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2003. The effect of the waiver is to reduce the Fund's annual operating expenses. The waiver will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to a Class on an annualized basis) not to exceed 1.20%.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                        IF YOU SELL YOUR SHARES              IF YOU DO NOT SELL YOUR SHARES
 ---------------------------------------------------------------------------------------------------------------
                                          NUMBER OF YEARS YOU OWN YOUR SHARES
                                       1         3         5        10           1          3         5        10
 CLASS J                           $665    $1,687    $2,792    $5,491        $566     $1,687    $2,792    $5,491

PARTNERS MIDCAP BLEND FUND

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................          1.00
 12b-1 Fees........................          0.50
 Other Expenses....................          3.50
                                             ----
      TOTAL FUND OPERATING EXPENSES          5.00

 *The Manager has voluntarily agreed to waive a portion of its fee for the Fund. The Manager intends to continue the waiver and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2003. The effect of the waiver is to reduce the Fund's annual operating expenses. The waiver will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to a Class on an annualized basis) not to exceed 1.90%.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                        IF YOU SELL YOUR SHARES              IF YOU DO NOT SELL YOUR SHARES
 --------------------------------------------------------------------------------------------------------------------
                                          NUMBER OF YEARS YOU OWN YOUR SHARES
                                       1         3         5        10           1          3         5        10
  CLASS J                           $600    $1,500    $2,500    $5,000        $500     $1,500    $2,500    $5,000


PARTNERS MIDCAP GROWTH FUND

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................           1.00
 12b-1 Fees........................           0.50
 Other Expenses....................          10.73
                                             -----
      TOTAL FUND OPERATING EXPENSES          12.23

 *The Manager has voluntarily agreed to waive a portion of its fee for the Fund. The Manager intends to continue the waiver and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2003. The effect of the waiver is to reduce the Fund's annual operating expenses. The waiver will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to a Class on an annualized basis) not to exceed 1.95%.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
 -------------------------------------------------------------------------------------------------------------------
                                          NUMBER OF YEARS YOU OWN YOUR SHARES
                                         1         3         5        10            1          3         5        10
 CLASS J---------------------------$1,272----$3,287----$5,101----$8,606--------$1,179   -$3,287----$5,101----$8,606-

PARTNERS SMALLCAP GROWTH FUND I

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................           1.10
 12b-1 Fees........................           0.50
 Other Expenses....................          19.26
                                             -----
      TOTAL FUND OPERATING EXPENSES          20.86

 *The Manager has voluntarily agreed to waive a portion of its fee for the Fund. The Manager intends to continue the waiver and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2003. The effect of the waiver is to reduce the Fund's annual operating expenses. The waiver will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to a Class on an annualized basis) not to exceed 2.05%.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                          IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL SELL YOUR SHARES
 -------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
                                          1         3         5        10            1          3         5        10
 CLASS J----------------------------$2,005----$4,896----$7,003----$9,956--------$1,921   -$4,896----$7,003----$9,956-


PARTNERS SMALLCAP GROWTH FUND II

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................           1.00
 12b-1 Fees........................           0.50
 Other Expenses....................          18.69
                                             -----
      TOTAL FUND OPERATING EXPENSES          20.19

 *The Manager has voluntarily agreed to waive a portion of its fee for the Fund. The Manager intends to continue the waiver and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2003. The effect of the waiver is to reduce the Fund's annual operating expenses. The waiver will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to a Class on an annualized basis) not to exceed 1.95%.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                     IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
 ---------------------------------------------------------------------------------------------------------------
                                      NUMBER OF YEARS YOU OWN YOUR SHARES
                                     1         3         5        10            1           3         5        10
 CLASS J-----------------------$1,950----$4,790----$6,893----$9,918--------$1,866   --$4,790----$6,893----$9,918-

PARTNERS SMALLCAP VALUE FUND

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................          1.00
 12b-1 Fees........................          0.50
 Other Expenses....................          3.47
                                             ----
      TOTAL FUND OPERATING EXPENSES          4.97

 *The Manager has voluntarily agreed to waive a portion of its fee for the Fund. The Manager intends to continue the waiver and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2003. The effect of the waiver is to reduce the Fund's annual operating expenses. The waiver will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to a Class on an annualized basis) not to exceed 1.95%.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                      IF YOU SELL YOUR SHARES              IF YOU DO NOT SELL YOUR SHARES
 ---------------------------------------------------------------------------------------------------------------
                                        NUMBER OF YEARS YOU OWN YOUR SHARES
                                     1         3         5        10           1          3         5        10
 CLASS J                         $597    $1,492    $2,487    $4,977        $497     $1,492    $2,487    $4,977


REAL ESTATE FUND

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................          0.85
 12b-1 Fees........................          0.50
 Other Expenses....................          4.94
                                             ----
      TOTAL FUND OPERATING EXPENSES          6.29

 *The Manager has voluntarily agreed to waive a portion of its fee for the Fund. The Manager intends to continue the waiver and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2003. The effect of the waiver is to reduce the Fund's annual operating expenses. The waiver will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to a Class on an annualized basis) not to exceed 1.90%.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                         IF YOU SELL YOUR SHARES              IF YOU DO NOT SELL YOUR SHARES
 --------------------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
                                        1         3         5        10           1          3         5        10
 CLASS J                            $724    $1,851    $3,045    $5,899        $625     $1,851    $3,045    $5,899

SMALLCAP BLEND FUND

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................          0.75
 12b-1 Fees........................          0.50
 Other Expenses....................          4.78
                                             ----
      TOTAL FUND OPERATING EXPENSES          6.03

 *The Manager has voluntarily agreed to waive a portion of its fee for the Fund. The Manager intends to continue the waiver and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2003. The effect of the waiver is to reduce the Fund's annual operating expenses. The waiver will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to a Class on an annualized basis) not to exceed 1.70%.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                         IF YOU SELL YOUR SHARES              IF YOU DO NOT SELL YOUR SHARES
 ------------------------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
                                        1         3         5        10           1          3         5        10
 CLASS J                            $699    $1,781    $2,938    $5,728        $600     $1,781    $2,938    $5,728


SMALLCAP GROWTH FUND

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................          0.75
 12b-1 Fees........................          0.50
 Other Expenses....................          6.93
                                             ----
      TOTAL FUND OPERATING EXPENSES          8.18

 *The Manager has voluntarily agreed to waive a portion of its fee for the Fund. The Manager intends to continue the waiver and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2003. The effect of the waiver is to reduce the Fund's annual operating expenses. The waiver will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to a Class on an annualized basis) not to exceed 1.80%.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                     IF YOU SELL YOUR SHARES              IF YOU DO NOT SELL YOUR SHARES
 -----------------------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
                                    1         3         5        10           1          3         5        10
 CLASS J                        $902    $2,339    $3,777    $6,990        $805     $2,339    $3,777    $6,990

SMALLCAP S&P 600 INDEX FUND

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................          0.15
 12b-1 Fees........................          0.50
 Other Expenses....................          5.10
                                             ----
      TOTAL FUND OPERATING EXPENSES          5.75

 *The Manager has voluntarily agreed to waive a portion of its fee for the Fund. The Manager intends to continue the waiver and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2003. The effect of the waiver is to reduce the Fund's annual operating expenses. The waiver will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to a Class on an annualized basis) not to exceed 1.30%.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                         IF YOU SELL YOUR SHARES              IF YOU DO NOT SELL YOUR SHARES
 ---------------------------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
                                        1         3         5        10           1          3         5        10
 CLASS J                            $672    $1,706    $2,822    $5,539        $573     $1,706    $2,822    $5,539


SMALLCAP VALUE FUND

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................           0.75
 12b-1 Fees........................           0.50
 Other Expenses....................           9.68
                                              ----
      TOTAL FUND OPERATING EXPENSES          10.93

 *The Manager has voluntarily agreed to waive a portion of its fee for the Fund. The Manager intends to continue the waiver and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2003. The effect of the waiver is to reduce the Fund's annual operating expenses. The waiver will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to a Class on an annualized basis) not to exceed 1.70%.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
 ---------------------------------------------------------------------------------------------------------------------
                                          NUMBER OF YEARS YOU OWN YOUR SHARES
                                         1         3         5        10            1          3         5        10
 CLASS J---------------------------$1,155----$2,997----$4,710----$8,180--------$1,061   -$2,997----$4,710----$8,180-

TECHNOLOGY FUND

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................           1.00
 12b-1 Fees........................           0.50
 Other Expenses....................           8.73
                                              ----
      TOTAL FUND OPERATING EXPENSES          10.23

 *The Manager has voluntarily agreed to waive a portion of its fee for the Fund. The Manager intends to continue the waiver and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2003. The effect of the waiver is to reduce the Fund's annual operating expenses. The waiver will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to a Class on an annualized basis) not to exceed 2.30%.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                       IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
 ---------------------------------------------------------------------------------------------------------------
                                        NUMBER OF YEARS YOU OWN YOUR SHARES
                                       1         3         5        10           1          3         5        10
 CLASS J-------------------------$1,091----$2,835----$4,487----$7,917--------$996    -$2,835----$4,487----$7,917-

INTERNATIONAL EMERGING MARKETS FUND

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                             CLASS J
 Management Fees....................           1.35
 12b-1 Fees.........................           0.50
 Other Expenses.....................          17.38
                                              -----
       TOTAL FUND OPERATING EXPENSES          19.23

 *The Manager has voluntarily agreed to waive a portion of its fee for the Fund. The Manager intends to continue the waiver and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2003. The effect of the waiver is to reduce the Fund's annual operating expenses. The waiver will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to a Class on an annualized basis) not to exceed 2.30%.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                             IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
 ----------------------------------------------------------------------------------
                                              NUMBER OF YEARS YOU OWN YOUR SHARES
                                             1         3         5        10           1         3         5        10
 CLASS J-------------------------------$1,872----$4,632----$6,726----$9,848--------$1,786  $4,632----$6,726----$9,848-


INTERNATIONAL FUND I

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                             CLASS J
 Management Fees....................          0.90
 12b-1 Fees.........................          0.50
 Other Expenses.....................          4.89
                                              ----
       TOTAL FUND OPERATING EXPENSES          6.29

 *The Manager has voluntarily agreed to waive a portion of its fee for the Fund. The Manager intends to continue the waiver and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2003. The effect of the waiver is to reduce the Fund's annual operating expenses. The waiver will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to a Class on an annualized basis) not to exceed 1.85%.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                           IF YOU SELL YOUR SHARES              IF YOU DO NOT SELL YOUR SHARES
 ------------------------------------------------------------------------------------------------------------------------
                                             NUMBER OF YEARS YOU OWN YOUR SHARES
                                          1         3         5        10           1          3         5        10
 CLASS J                              $724    $1,851    $3,045    $5,899        $625     $1,851    $3,045    $5,899

INTERNATIONAL FUND II

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................           1.00
 12b-1 Fees........................           0.50
 Other Expenses....................           8.57
                                              ----
      TOTAL FUND OPERATING EXPENSES          10.07

 *The Manager has voluntarily agreed to waive a portion of its fee for the Fund. The Manager intends to continue the waiver and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2003. The effect of the waiver is to reduce the Fund's annual operating expenses. The waiver will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to a Class on an annualized basis) not to exceed 2.10%.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                                  IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
 -------------------------------------------------------------------------------------------------------------------------
                                                   NUMBER OF YEARS YOU OWN YOUR SHARES
                                                  1         3         5        10           1          3         5        10
 CLASS J------------------------------------$1,076----$2,798----$4,434----$7,853--------$981     $2,798----$4,434----$7,853-

 :

INTERNATIONAL SMALLCAP FUND

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                             CLASS J
 Management Fees....................           1.20
 12b-1 Fees.........................           0.50
 Other Expenses.....................          12.64
                                              -----
       TOTAL FUND OPERATING EXPENSES          14.34

 *The Manager has voluntarily agreed to waive a portion of its fee for the Fund. The Manager intends to continue the waiver and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2003. The effect of the waiver is to reduce the Fund's annual operating expenses. The waiver will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to a Class on an annualized basis) not to exceed 2.15%.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be

                                          IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
 --------------------------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
                                          1         3         5        10           1          3         5        10
 CLASS J----------------------------$1,458----$3,730----$5,672----$9,146--------$1,367  -$3,730----$5,672----$9,146-

PRINCIPAL LIFETIME 2010 FUND

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                             CLASS J
 Management Fees**..................          0.1225
 12b-1 Fees.........................          0.5000
 Other Expenses.....................         20.2200
                                             -------
       TOTAL FUND OPERATING EXPENSES         20.8425

 *The Manager has voluntarily agreed to waive a portion of its fee for the Fund. The Manager intends to continue the waiver and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2003. The effect of the waiver is to reduce the Fund's annual operating expenses. The waiver will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to a Class on an annualized basis) not to exceed 1.30%.
 **
  The Fund, as a shareholder in the underlying funds, bears it pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                             IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------------------------
                                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------
                                             1         3         5        10             1        3        5         10
 CLASS J                               $2,003    $4,893    $7,000    $9,955        $1,919   $4,893   $7,000    $9,955


PRINCIPAL LIFETIME 2020 FUND

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                             CLASS J
 Management Fees**..................          0.1225
 12b-1 Fees.........................          0.5000
 Other Expenses.....................         10.3600
                                             -------
       TOTAL FUND OPERATING EXPENSES         10.9825

 *The Manager has voluntarily agreed to waive a portion of its fee for the Fund. The Manager intends to continue the waiver and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2003. The effect of the waiver is to reduce the Fund's annual operating expenses. The waiver will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to a Class on an annualized basis) not to exceed 1.40%.
 **
  The Fund, as a shareholder in the underlying funds, bears it pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                             IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------------------------
                                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------
                                             1         3         5        10             1        3        5         10
 CLASS J                               $1,159    $3,009    $4,727    $8,199        $1,065   $3,009   $4,727    $8,199

PRINCIPAL LIFETIME 2030 FUND

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees**.................          0.1225
 12b-1 Fees .......................          0.5000
 Other Expenses....................         14.9800
                                            -------
      TOTAL FUND OPERATING EXPENSES         15.6025

 *The Manager has voluntarily agreed to waive a portion of its fee for the Fund. The Manager intends to continue the waiver and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2003. The effect of the waiver is to reduce the Fund's annual operating expenses. The waiver will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to a Class on an annualized basis) not to exceed 1.50%.
 **
  The Fund, as a shareholder in the underlying funds, bears it pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                             IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------------------------
                                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------
                                             1         3         5        10             1        3        5         10
 CLASS J                               $1,567    $3,979    $5,979    $9,392        $1,478   $3,979   $5,979    $9,392


PRINCIPAL LIFETIME 2040 FUND

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                             CLASS J
 Management Fees**..................          0.1225
 12b-1 Fees.........................          0.5000
 Other Expenses.....................         25.9800
                                             -------
       TOTAL FUND OPERATING EXPENSES         26.6025

 *The Manager has voluntarily agreed to waive a portion of its fee for the Fund. The Manager intends to continue the waiver and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2003. The effect of the waiver is to reduce the Fund's annual operating expenses. The waiver will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to a Class on an annualized basis) not to exceed 1.60%.
 **
  The Fund, as a shareholder in the underlying funds, bears it pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 --------------------------------------------------------------------------------------------------------------------
                                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 --------------------------------------------------------------------------------------------------------------------
                                             1         3         5         10            1       3       5         10
 CLASS J                               $2,451    $5,692    $7,731    $10,021        $2,373  $5,692  $7,731   $10,021

PRINCIPAL LIFETIME 2050 FUND

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                             CLASS J
 Management Fees**..................          0.1225
 12b-1 Fees.........................          0.5000
 Other Expenses.....................         28.1400
                                             -------
       TOTAL FUND OPERATING EXPENSES         28.7625

 *The Manager has voluntarily agreed to waive a portion of its fee for the Fund. The Manager intends to continue the waiver and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2003. The effect of the waiver is to reduce the Fund's annual operating expenses. The waiver will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to a Class on an annualized basis) not to exceed 1.70%.
 **
  The Fund, as a shareholder in the underlying funds, bears it pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                             IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------------------------
                                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------
                                             1         3         5        10             1        3        5         10
 CLASS J                               $2,611    $5,940    $7,919    $9,959        $2,535   $5,940   $7,919    $9,959


PRINCIPAL LIFETIME STRATEGIC INCOME FUND

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees**.................          0.1225
 12b-1 Fees........................          0.5000
 Other Expenses....................         54.3900
                                            -------
      TOTAL FUND OPERATING EXPENSES         55.0125

 *The Manager has voluntarily agreed to waive a portion of its fee for the Fund. The Manager intends to continue the waiver and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2003. The effect of the waiver is to reduce the Fund's annual operating expenses. The waiver will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to a Class on an annualized basis) not to exceed 1.30%.
 **
  The Fund, as a shareholder in the underlying funds, bears it pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                             IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------------------------
                                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------
                                             1         3         5        10             1        3        5         10
 CLASS J                               $4,176    $7,219    $7,992    $8,241        $4,126   $7,219   $7,992    $8,241



                        SUPPLEMENT DATED OCTOBER 18, 2002
                TO THE PRINCIPAL INVESTORS FUND, INC. PROSPECTUS
                                 CLASS J SHARES
                               DATED MAY 21, 2002


THE FOLLOWING INFORMATION IS AN UPDATE THROUGH SEPTEMBER 30, 2002, AND REPLACES SIMILAR INFORMATION FOUND IN THE PROSPECTUS DATED MAY 21, 2002.


APPENDIX A


RELATED PERFORMANCE OF THE SUB-ADVISORS


The Funds have only limited historical performance data. The following tables set forth historical information about client accounts managed by a Sub-Advisor that have investment objectives and strategies similar to those of the corresponding Fund the Sub-Advisor manages. These client accounts may consist of individuals, institutions and other mutual funds. This composite data is provided to illustrate the past performance of each Sub-Advisor in managing similar accounts and does not represent the performance of any Fund.


On the following pages "composite performance" is shown for each Sub-Advisor with regard to all of those similarly managed accounts. The composite performance is computed based upon essentially the Sub-Advisor's asset weighted "average" performance with regard to such accounts. The composite performance information shown is based on a composite of all accounts of each Sub-Advisor (and its predecessor, if any) having substantially similar investment objectives, policies and strategies to the corresponding Fund. The composite results reflect the deduction of all fees and expenses actually incurred by the client accounts.


Portions of the information below are based on data supplied by the Sub-Advisors and from statistical services, reports or other sources believed by the Manager to be reliable. However, such information has not been verified or audited by the Manager.


Some of the accounts included in the composites are not mutual funds registered under the 1940 Act. Those accounts are not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to these accounts, the performance shown may have been lower.


The performance data should not be considered as an indication of future performance of any Fund or any Sub-Advisor. In addition, the effect of taxes is not reflected in the information below as it will depend on the investor's tax status.




FV 208 Q-7
    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

PERFORMANCE RESULTS - STABLE FUNDS

                              AVERAGE ANNUAL PERFORMANCE                                     ANNUAL PERFORMANCE
                             (THROUGH SEPTEMBER 30, 2002)                                 (YEAR ENDED DECEMBER 31)

                                                        LIFE
                        YTD   1 YR  3 YR  5 YR  10 YR  OF FUND       2001  2000  1999  1998  1997  1996  1995   1994   1993   1992
                        ----------------------------------------     --------------------------------------------------------------
CAPITAL PRESERVATION
FUND CLASS J/ //(1)/    2.39  3.30   N/A   N/A   N/A    3.36
 Lehman Brothers
 Mutual Fund U.S.
 Govt. 1-3 Year Index   5.04  5.85  7.43  6.67  5.93                 8.53  8.17  2.97  6.97  6.65  5.08  10.84   0.52  5.39   6.25
 Morningstar
 Short-Term Bond
 Category               3.95  4.09  6.51  5.88  5.66                 7.32  8.14  2.12  6.28  6.51  4.35  11.48  -0.86  6.86   6.15

HIGH QUALITY
SHORT-TERM BOND FUND
CLASS J/ (2)/           5.41  4.09   N/A   N/A   N/A    5.93
Principal Capital - II
Limited Term Fixed
Income Composite        6.29  5.07  7.52  6.33   N/A                 7.19  8.81  1.05  6.79  6.64  4.88
 Lehman Brothers
 Mutual Fund 1-5
 Gov't./Credit Index    6.59  7.01  8.29  7.20  6.44                 9.03  8.91  2.09  7.63  7.13  4.67  12.88  -0.72  7.10   6.83
 Morningstar
 Short-Term Bond
 Category               3.95  4.09  6.51  5.88  5.66                 7.32  8.14  2.12  6.28  6.51  4.35  11.48  -0.86  6.86   6.15

MONEY MARKET FUND
CLASS J/ (2)/           0.44  0.80   N/A   N/A   N/A    1.75
Principal Capital - II
Money Market Composite  1.35  2.05  4.40  4.60  4.42                 4.33  6.21  4.71  5.13  5.10  4.95   5.53   3.69  2.59   3.40

/(1)/ Fund's inception
06/15/01
/(2)/ Class J Shares
inception 03/01/01

                        ----------------------------------------     --------------------------------------------------------------



FV 208 Q-7
    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

PERFORMANCE RESULTS - CONSERVATIVE FUNDS

                               AVERAGE ANNUAL PERFORMANCE
                              (THROUGH SEPTEMBER 30, 2002)

                                                           LIFE
                         YTD   1 YR   3 YR   5 YR  10 YR  OF FUND       2001
                        -------------------------------------------     ------
BOND & MORTGAGE
SECURITIES FUND CLASS
J/ //(1)/                7.06   6.32    N/A   N/A   N/A    6.92
Principal Capital - II
Multi Sector Fixed
Income Composite         8.22   7.94   9.43  7.68  7.51                 8.43
 Lehman Brothers
 Aggregate Bond Index    8.56   8.60   9.49  7.83  7.37                 8.42
 Morningstar
 Intermediate-Term
 Bond Category           6.06   5.98   7.78  6.37  6.54                 7.36

GOVERNMENT SECURITIES
FUND CLASS J/ (1)/       6.45   5.93    N/A   N/A   N/A    6.80
Principal Capital - II
Mortgage Backed
Securities Composite     7.16   7.04   8.60  7.19  6.95                 7.51
 Lehman Brothers
 Mortgage Backed
 Securities Index        7.29   7.36   9.02  7.56  7.21                 8.22
 Morningstar
 Intermediate
 Government Category     8.05   7.54   8.48  6.84  6.37                 6.84

HIGH QUALITY
INTERMEDIATE-TERM BOND
FUND CLASS J /(1)/       7.42   6.62    N/A   N/A   N/A    7.24
Principal Capital - II
Multi Sector High
Qual. Fixed Inc.
Composite                8.36   8.20   9.15  7.50   N/A                 8.32
 Lehman Brothers
 Aggregate Bond Index    8.56   8.60   9.49  7.83  7.37                 8.42
 Morningstar
 Intermediate-Term
 Bond Category           6.06   5.98   7.78  6.37  6.54                 7.36

HIGH QUALITY LONG-TERM
BOND FUND CLASS J/
(1)/                     8.75   8.13    N/A   N/A   N/A    7.52
Principal Capital - II
Long Term Fixed Income
Composite                9.53   8.89   9.02  6.95   N/A                 8.05
 Lehman Brothers Long
 Term Gov't./Credit
 Bond Index             12.73  12.65  11.44  8.94  8.95                 7.26
 Morningstar Long-Term
 Bond Category           5.98   6.38   7.51  5.82  6.69                 7.51

/(1)/ Class J Shares
inception 03/01/01

                        -------------------------------------------     ------
                                            ANNUAL PERFORMANCE
                                         (YEAR ENDED DECEMBER 31)


                        2000   1999   1998   1997   1996  1995   1994   1993    1992
                        -------------------------------------------------------------
BOND & MORTGAGE
SECURITIES FUND CLASS
J/ //(1)/
Principal Capital - II  12.00  -0.57   7.97  10.16  3.94  18.41  -2.05  10.67   8.25
Multi Sector Fixed
Income Composite
 Lehman Brothers        11.63  -0.82   8.69   9.65  3.63  18.47  -2.92   9.75   7.40
 Aggregate Bond Index
 Morningstar             9.45  -1.22   7.42   8.76  3.30  17.35  -3.73  10.39   7.20
 Intermediate-Term
 Bond Category

GOVERNMENT SECURITIES
FUND CLASS J/ (1)/
Principal Capital - II  11.08   0.22   7.62   9.97  3.90  19.10  -4.41   9.21   6.13
Mortgage Backed
Securities Composite
 Lehman Brothers        11.16   1.85   6.97   9.49  5.36  16.80  -1.61   6.84   6.96
 Mortgage Backed
 Securities Index
 Morningstar            10.76  -1.44   7.45   8.45  2.80  16.42  -4.02   8.03   6.39
 Intermediate
 Government Category

HIGH QUALITY
INTERMEDIATE-TERM BOND
FUND CLASS J /(1)/
Principal Capital - II  10.71  -0.57   8.28   9.32
Multi Sector High
Qual. Fixed Inc.
Composite
 Lehman Brothers        11.63  -0.82   8.69   9.65  3.63  13.47  -2.92   9.75   7.40
 Aggregate Bond Index
 Morningstar             9.45  -1.22   7.42   8.76  3.30  17.35  -3.73  10.39   7.20
 Intermediate-Term
 Bond Category

HIGH QUALITY LONG-TERM
BOND FUND CLASS J/
(1)/
Principal Capital - II  10.40  -7.41  10.39   4.85
Long Term Fixed Income
Composite
 Lehman Brothers Long   16.16  -7.64  11.76  14.52  0.13  29.93  -7.10  16.17   8.53
 Term Gov't./Credit
 Bond Index
 Morningstar Long-Term   9.26  -2.78   6.51  10.53  3.54  21.33  -6.13  13.34   7.98
 Bond Category

/(1)/ Class J Shares
inception 03/01/01

                        -------------------------------------------------------------



FV 208 Q-7
    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

PERFORMANCE RESULTS - MODERATE FUNDS

                                 AVERAGE ANNUAL PERFORMANCE
                                (THROUGH SEPTEMBER 30, 2002)

                                                               LIFE
                         YTD     1 YR    3 YR   5 YR   10 YR  OF FUND        2001
                        -----------------------------------------------     --------
BALANCED FUND CLASS J/
(1)/                    -15.53  -10.92     N/A    N/A   N/A   -11.40
Invista Balanced                                                        -
Composite               -12.93   -8.98   -3.02   0.91  7.10                  -3.01
Principal Capital - II
Multi Sector Fixed
Income Composite          8.22    7.94    9.43   7.68  7.51                   8.43
 S&P 500 Index          -28.15  -20.47  -12.88  -1.62  8.99                 -11.88
 Lehman Brothers
 Aggregate Bond Index     8.56    8.60    9.49   7.83  7.37                   8.42
 Morningstar Domestic
 Hybrid Category        -13.11   -8.24   -2.99   0.74  7.02                  -4.01

PARTNERS LARGECAP
BLEND FUND I CLASS J/
(1)/                    -31.00  -25.32     N/A    N/A   N/A   -25.94
Invista Large Cap
Blend Composite         -30.83  -24.68  -18.43  -6.81   N/A                 -17.50
 S&P 500 Index          -28.15  -20.47  -12.88  -1.62  8.99                 -11.88
 Morningstar Large
 Blend Category         -26.36  -18.99  -11.51  -2.53  7.83                 -13.68

PARTNERS LARGECAP
BLEND FUND CLASS J/
(1)/                    -22.48  -16.10     N/A    N/A   N/A   -17.64
Federated Core Equity
Composite               -23.80  -17.23    -3.9   4.03   N/A                  -5.75
 S&P 500 Index          -28.15  -20.47  -12.88  -1.62  8.99                 -11.88
 Morningstar Large
 Blend Category         -26.36  -18.99  -11.51  -2.53  7.83                 -13.68

LARGECAP GROWTH FUND
CLASS J/ (1)/           -31.20  -21.92     N/A    N/A   N/A   -27.35
Invista Large Cap
Quality Growth
Composite               -38.79  -30.03     N/A    N/A   N/A                 -25.45
 Russell 1000 Growth
 Index                   -32.7   -22.5  -19.59  -4.87  6.69                 -20.42
 Morningstar Large
 Growth Category        -30.93  -21.11  -16.65  -3.89  6.60                 -23.63

PARTNERS LARGECAP
GROWTH FUND I CLASS J/
(1)/                    -32.20  -23.61     N/A    N/A   N/A   -25.72
Morgan Stanley Equity
Growth Composite        -31.75  -23.12  -14.38  -2.02  9.52                 -15.26
 S&P 500 Index          -28.15  -20.47  -12.88  -1.62  8.99                 -11.88
 Morningstar Large
 Growth Category        -30.93  -21.11  -16.65  -3.89  6.60                 -23.63

PARTNERS LARGECAP
GROWTH FUND II CLASS
J/ (1)/                 -30.52  -20.61     N/A    N/A   N/A   -23.55
American Century Large
Cap Growth Equity
Composite               -30.21  -20.01  -15.74  -2.90  5.56                 -18.66
 Russell 1000 Growth
 Index                   -32.7   -22.5  -19.59  -4.87  6.69                 -20.42
 Morningstar Large
 Growth Category        -30.93  -21.11  -16.65  -3.89  6.60                 -23.63

/(1)/ Class J Shares
inception 03/01/01

                        -----------------------------------------------     --------
                                              ANNUAL PERFORMANCE
                                           (YEAR ENDED DECEMBER 31)


                         2000   1999   1998   1997   1996   1995   1994   1993    1992
                        ----------------------------------------------------------------
BALANCED FUND CLASS J/
(1)/
Invista Balanced         -6.47   2.20  12.17  20.03  10.69  26.88  -1.63  14.25   10.73
Composite
Principal Capital - II   12.00  -0.57   7.97  10.16   3.94  18.41  -2.05  10.67    8.25
Multi Sector Fixed
Income Composite
 S&P 500 Index           -9.11  21.04  28.58  33.36  22.96  37.58   1.32  10.08    7.62
 Lehman Brothers         11.63  -0.82   8.69   9.65   3.63  18.47  -2.92   9.75    7.40
 Aggregate Bond Index
 Morningstar Domestic     2.06   8.24  12.50  18.24  13.07  24.87  -2.56  12.07    8.22
 Hybrid Category

PARTNERS LARGECAP
BLEND FUND I CLASS J/
(1)/
Invista Large Cap       -12.12   9.57  24.70  29.66  24.35
Blend Composite
 S&P 500 Index           -9.11  21.04  28.58  33.36  22.96  37.58   1.32  10.08    7.62
 Morningstar Large       -6.97  19.72  21.95  27.43  20.37  31.99  -1.08  11.12    7.62
 Blend Category

PARTNERS LARGECAP
BLEND FUND CLASS J/
(1)/
Federated Core Equity    -3.31  44.20  20.71  31.30  18.98
Composite
 S&P 500 Index           -9.11  21.04  28.58  33.36  22.96  37.58   1.32  10.08    7.62
 Morningstar Large       -6.97  19.72  21.95  27.43  20.37  31.99  -1.08  11.12    7.62
 Blend Category

LARGECAP GROWTH FUND
CLASS J/ (1)/
Invista Large Cap       -10.24
Quality Growth
Composite
 Russell 1000 Growth    -22.42  33.16  38.71  30.49  23.12  37.19   2.66   2.90    5.00
 Index
 Morningstar Large      -14.09  39.72  33.56  25.00  18.95  32.27  -2.32  10.31    5.83
 Growth Category

PARTNERS LARGECAP
GROWTH FUND I CLASS J/
(1)/
Morgan Stanley Equity   -11.00  39.42  21.11  31.40  31.23  45.03   3.18   4.32    5.99
Growth Composite
 S&P 500 Index           -9.11  21.04  28.58  33.36  22.96  37.58   1.32  10.08    7.62
 Morningstar Large      -14.09  39.72  33.58  25.00  18.95  32.27  -2.32  10.31    5.83
 Growth Category

PARTNERS LARGECAP
GROWTH FUND II CLASS
J/ (1)/
American Century Large  -14.71  34.68  36.77  29.28  14.92  20.35  -1.49   3.76   -4.29
Cap Growth Equity
Composite
 Russell 1000 Growth    -22.42  33.16  38.71  30.49  23.12  37.19   2.66   2.90    5.00
 Index
 Morningstar Large      -14.09  39.72  33.58  25.00  18.95  32.27  -2.32  10.31    5.83
 Growth Category

/(1)/ Class J Shares
inception 03/01/01

                        ----------------------------------------------------------------



FV 208 Q-7
    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

PERFORMANCE RESULTS - MODERATE FUNDS

                                 AVERAGE ANNUAL PERFORMANCE
                                (THROUGH SEPTEMBER 30, 2002)

                                                               LIFE
                         YTD     1 YR    3 YR   5 YR   10 YR  OF FUND        2001
                        -----------------------------------------------     --------
LARGECAP S&P 500 INDEX
FUND CLASS J/ //(1)/    -28.80  -21.67     N/A    N/A    N/A  -23.15
Invista S&P 500 Index                                                   -
Composite               -28.32  -20.68  -13.21  -1.98    N/A                -12.30
 S&P 500 Index          -28.15  -20.47  -12.88  -1.62   8.99                -11.88
 Morningstar Large
 Blend Category         -26.36  -18.99  -11.51  -2.53   7.83                -13.68

LARGECAP VALUE FUND
CLASS J/ (1)/           -18.15  -12.79     N/A    N/A    N/A  -14.42
Invista Large Cap
Value Composite         -18.24  -12.16   -8.46  -2.58    N/A                 -8.30
 Russell 1000 Value
 Index                  -22.65  -16.95   -6.25   0.27  10.45                 -5.59
 Morningstar Large
 Value Category         -25.03  -18.42   -6.90  -1.84   8.36                 -5.37

PARTNERS LARGECAP
VALUE FUND CLASS J/
(1)/                    -22.46  -16.36     N/A    N/A    N/A  -12.51
Bernstein Diversified
Value Composite         -20.86  -14.46   -1.90    N/A    N/A                  4.26
 Russell 1000 Value
 Index                  -22.65  -16.95   -6.25   0.27  10.45                 -5.59
 Morningstar Large
 Value Category         -25.03  -18.42   -6.90  -1.84   8.36                 -5.37

MIDCAP VALUE FUND
CLASS J/ (1)/           -11.83   -2.17     N/A    N/A    N/A   -4.99
Invista Mid Cap Value
Composite               -11.20   -0.70   -0.96  -0.10   9.39                  3.67
 Russell Midcap Value
 Index                  -15.62   -5.47    2.22   2.37  11.34                  2.34
 Morningstar Mid-Cap
 Value Category         -19.27   -8.32    1.79   1.59  10.11                  6.40

PARTNERS MIDCAP VALUE
FUND CLASS J/ (1)/      -14.01   -5.49     N/A    N/A    N/A   -7.74
Neuberger Berman
MidCap Value Composite  -14.08   -4.74    6.52   0.55  11.79                 -2.20
 Russell Midcap Value
 Index                  -15.62   -5.47    2.22   2.37  11.34                  2.34
 Morningstar Mid-Cap
 Value Category         -19.27   -8.32    1.79   1.59  10.11                  6.40

/(1)/ Class J Shares
inception 03/01/01

                        -----------------------------------------------     --------
                                              ANNUAL PERFORMANCE
                                           (YEAR ENDED DECEMBER 31)


                        2000   1999    1998   1997   1996   1995   1994   1993    1992
                        ----------------------------------------------------------------
LARGECAP S&P 500 INDEX
FUND CLASS J/ //(1)/
Invista S&P 500 Index   -9.44  20.62   28.18  32.89  22.51  37.07   1.05
Composite
 S&P 500 Index          -9.11  21.04   28.58  33.36  22.96  37.58   1.32  10.08    7.62
 Morningstar Large      -6.97  19.72   21.95  27.43  20.37  31.99  -1.08  11.12    7.62
 Blend Category

LARGECAP VALUE FUND
CLASS J/ (1)/
Invista Large Cap        3.88  -7.12   18.04  28.94  22.18
Value Composite
 Russell 1000 Value      7.02   7.35   15.63  35.18  21.64  38.35  -1.99  18.12   13.81
 Index
 Morningstar Large       5.47   6.63   13.10  27.01  20.79  32.28  -0.81  13.25    9.89
 Value Category

PARTNERS LARGECAP
VALUE FUND CLASS J/
(1)/
Bernstein Diversified   13.80
Value Composite
 Russell 1000 Value      7.02   7.35   15.63  35.18  21.64  38.35  -1.99  18.12   13.81
 Index
 Morningstar Large       5.47   6.63   13.10  27.01  20.79  32.28  -0.81  13.25    9.89
 Value Category

MIDCAP VALUE FUND
CLASS J/ (1)/
Invista Mid Cap Value    6.32  -7.36    3.25  35.49  16.03  41.18   0.98  11.43    7.57
Composite
 Russell Midcap Value   19.18  -0.11    5.09  34.37  20.26  34.93  -2.13  15.62   21.68
 Index
 Morningstar Mid-Cap    16.82   7.78    3.92  26.04  20.50  29.27  -1.11  17.11   13.54
 Value Category

PARTNERS MIDCAP VALUE
FUND CLASS J/ (1)/
Neuberger Berman        29.70   8.04  -10.66  32.66  28.08  35.23  -1.89  16.44   17.52
MidCap Value Composite
 Russell Midcap Value   19.18  -0.11    5.09  34.37  20.26  34.93  -2.13  15.62   21.68
 Index
 Morningstar Mid-Cap    16.82   7.78    3.92  26.04  20.50  29.27  -1.11  17.11   13.54
 Value Category

/(1)/ Class J Shares
inception 03/01/01

                        ----------------------------------------------------------------



FV 208 Q-7
    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

PERFORMANCE RESULTS - AGGRESSIVE FUNDS

                                 AVERAGE ANNUAL PERFORMANCE
                                (THROUGH SEPTEMBER 30, 2002)

                                                               LIFE
                         YTD     1 YR    3 YR   5 YR   10 YR  OF FUND        2001
                        -----------------------------------------------     --------
MIDCAP BLEND FUND
CLASS J/ (1)/           -12.03   -3.91     N/A    N/A    N/A   -7.25
Invista Mid Cap Blend                                                   -
Composite               -12.04   -3.47    4.93   1.99   9.68                 -3.49
 Russell Midcap Index   -22.33   -8.98   -2.38   0.87  10.18                 -5.63
 Morningstar Mid-Cap
 Blend Category         -21.74   -9.29   -2.62   0.01  10.04                 -4.96

PARTNERS MIDCAP BLEND
FUND CLASS J/ (1)/      -33.03  -20.27     N/A    N/A    N/A  -23.30
Morgan Stanley MidCap
Blend Composite         -32.81  -19.30   -6.31  -0.23    N/A                 -3.50
 S&P MidCap 400 Index   -19.22   -4.70    3.40   5.38  12.56                 -0.60
 Morningstar Mid-Cap
 Blend Category         -21.74   -9.29   -2.62   0.01  10.04                 -4.96

MIDCAP GROWTH FUND
CLASS J/ (1)/           -44.49  -24.80     N/A    N/A    N/A  -37.49
Invista Mid Cap Growth
Composite               -44.92  -24.42  -20.60  -9.48    N/A                -27.92
 Russell Midcap Growth
 Index                  -33.50  -15.50  -13.22  -4.06   6.95                -20.16
 Morningstar Mid-Cap
 Growth Category        -30.08  -16.90  -10.57  -3.22   7.26                -21.28

MIDCAP S&P 400 INDEX
FUND CLASS J/ (1)/      -20.32   -6.37     N/A    N/A    N/A  -11.94
Invista S&P 400 Index
Composite               -19.60   -5.35    2.30    N/A    N/A                 -1.25
 S&P MidCap 400 Index   -19.22   -4.70    3.40   5.38  12.56                 -0.60
 Morningstar Mid-Cap
 Blend Category         -21.74   -9.29   -2.62   0.01  10.04                 -4.96

PARTNERS MIDCAP GROWTH
FUND CLASS J/ (1)/      -26.23  -20.45     N/A    N/A    N/A  -30.88
Turner Midcap Growth
Composite               -36.81  -20.64  -13.53   3.72    N/A                -28.17
 Russell Midcap Growth
 Index                  -33.50  -15.50  -13.22  -4.06   6.95                -20.16
 Morningstar Mid-Cap
 Growth Category        -30.08  -16.90  -10.57  -3.22   7.26                -21.28

REAL ESTATE FUND CLASS
J/ (1)/                   6.52   10.09     N/A    N/A    N/A   11.19
Principal Capital -
REI Real Estate
Composite                 7.62   11.55   15.56    N/A    N/A                  8.73
 Morgan Stanley REIT
 Index                    3.45    8.56   13.67   3.46    N/A                 12.83
 Morningstar Specialty
 - Real Estate
 Category                 3.23    8.16   12.84   2.91   9.46                  8.93

/(1)/ Class J Shares
inception 03/01/01

                        -----------------------------------------------     --------
                                               ANNUAL PERFORMANCE
                                            (YEAR ENDED DECEMBER 31)


                         2000    1999    1998   1997   1996   1995   1994   1993    1992
                        ------------------------------------------------------------------
MIDCAP BLEND FUND
CLASS J/ (1)/
Invista Mid Cap Blend    13.49   12.37    4.72  24.95  18.66  33.39   5.46  -0.26    9.01
Composite
 Russell Midcap Index     8.25   18.23   10.09  29.01  19.00  34.46  -2.09  14.30   16.34
 Morningstar Mid-Cap      3.37   18.70    6.77  26.45  20.44  28.71  -1.61  14.50   14.93
 Blend Category

PARTNERS MIDCAP BLEND
FUND CLASS J/ (1)/
Morgan Stanley MidCap    11.74   19.99   15.78  39.58  40.77  32.71
Blend Composite
 S&P MidCap 400 Index    17.51   14.72   19.11  32.25  19.18  30.92  -3.59  13.93   11.90
 Morningstar Mid-Cap      3.37   18.70    6.77  26.45  20.44  28.71  -1.61  14.50   14.93
 Blend Category

MIDCAP GROWTH FUND
CLASS J/ (1)/
Invista Mid Cap Growth   -4.81   69.96    2.48  26.15  13.40
Composite
 Russell Midcap Growth  -11.74   51.29   17.86  22.54  17.48  33.98  -2.16  11.19    8.71
 Index
 Morningstar Mid-Cap     -6.90   63.90   17.51  17.05  16.99  34.79  -1.03  15.64    9.03
 Growth Category

MIDCAP S&P 400 INDEX
FUND CLASS J/ (1)/
Invista S&P 400 Index    16.41
Composite
 S&P MidCap 400 Index    17.51   14.72   19.11  32.25  19.20  30.95  -3.58  13.95   11.91
 Morningstar Mid-Cap      3.37   18.70    6.77  26.45  20.44  28.71  -1.61  14.50   14.93
 Blend Category

PARTNERS MIDCAP GROWTH
FUND CLASS J/ (1)/
Turner Midcap Growth     -8.10  126.09   26.33  41.77
Composite
 Russell Midcap Growth  -11.74   51.29   17.86  22.54  17.48  33.98  -2.16  11.19    8.71
 Index
 Morningstar Mid-Cap     -6.90   63.90   17.51  17.05  16.99  34.79  -1.03  15.64    9.03
 Growth Category

REAL ESTATE FUND CLASS
J/ (1)/
Principal Capital -      31.15   -3.01  -10.20  19.83
REI Real Estate
Composite
 Morgan Stanley REIT     26.81   -4.55  -16.90  18.58  35.89  12.90
 Index
 Morningstar Specialty   25.83   -3.35  -15.79  23.05  31.68  15.17  -0.62  21.11   15.87
 - Real Estate
 Category

/(1)/ Class J Shares
inception 03/01/01

                        ------------------------------------------------------------------



FV 208 Q-7
    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

PERFORMANCE RESULTS - AGGRESSIVE FUNDS

                                  AVERAGE ANNUAL PERFORMANCE
                                 (THROUGH SEPTEMBER 30, 2002)

                                                                LIFE
                         YTD     1 YR    3 YR    5 YR   10 YR  OF FUND        2001
                        ------------------------------------------------     --------
SMALLCAP BLEND FUND
CLASS J/ (1)/           -19.06   -4.50     N/A     N/A    N/A   -6.18
Invista Small Company                                                    -
Blend Composite         -18.19   -2.04    1.51   -0.80  11.43                  1.79
 Russell 2000 Index     -25.09   -9.30   -4.10   -3.19   8.01                  2.49
 Morningstar Small
 Blend Category         -20.29   -5.12    2.62   -0.56   8.52                  8.41

SMALLCAP GROWTH FUND
CLASS J/ (1)/           -44.74  -26.30     N/A     N/A    N/A  -32.40
Invista Small Company
Growth Composite        -45.20  -26.03  -21.80  -11.24    N/A                 -0.41
 Russell 2000 Growth
 Index                  -35.13  -18.16  -15.23   -9.49   3.49                 -9.23
 Morningstar Small
 Growth Category        -31.36  -15.46   -6.54   -3.31   8.09                 -9.02

PARTNERS SMALLCAP
GROWTH FUND I CLASS J/
(1)/                    -40.99  -25.04     N/A     N/A    N/A  -27.94
Neuberger Berman
SmallCap Growth
Composite               -42.73  -26.46  -15.27     N/A    N/A                -14.30
 Russell 2000 Growth
 Index                  -35.13  -18.16  -15.23   -9.49   3.49                 -9.23
 Morningstar Small
 Growth Category        -31.36  -15.46   -6.54   -3.31   8.09                 -9.02

PARTNERS SMALLCAP
GROWTH FUND II CLASS
J/ (1)/                 -28.39   -7.25     N/A     N/A    N/A  -23.34
UBS U.S. Small
Capitalization Growth
Equity Composite        -21.12   -6.06    5.06    1.17    N/A                -10.83
 S&P SmallCap
 600/Barra Growth
 Index                  -19.49   -3.23   -1.16   -1.70    N/A                 -1.19
 Morningstar Small
 Growth Category        -31.36  -15.46   -6.54   -3.31   8.09                 -9.02

SMALLCAP S&P 600 INDEX
FUND CLASS J/ (1)/      -19.42   -3.08     N/A     N/A    N/A   -8.55
Invista Small Cap S&P
600 Index Composite     -19.20   -2.65    1.57     N/A    N/A                  5.61
 S&P SmallCap 600
 Index                  -18.62   -1.79    2.91    0.82  10.92                  6.54
 Morningstar Small
 Blend Category         -20.29   -5.12    2.62   -0.56   8.52                  8.41

SMALLCAP VALUE FUND
CLASS J/ //(1)/          -7.78    5.47     N/A     N/A    N/A    0.94
Invista Small Cap
Value Composite          -6.83    7.25    3.82   -0.90    N/A                  8.93
 Russell 2000 Value
 Index                  -15.57   -1.45    6.28    2.08  11.70                 14.02
 Morningstar Small
 Value Category         -15.52   -1.09    6.78    1.64  10.91                 17.31

/(1)/ Class J Shares
inception 03/01/01

                        ------------------------------------------------     --------
                                               ANNUAL PERFORMANCE
                                            (YEAR ENDED DECEMBER 31)


                         2000    1999    1998   1997   1996   1995   1994   1993    1992
                        ------------------------------------------------------------------
SMALLCAP BLEND FUND
CLASS J/ (1)/
Invista Small Company    19.86   12.50  -11.27  15.89
Blend Composite
 Russell 2000 Index      -3.02   21.26   -2.55  22.36  16.50  28.45  -1.82  18.88   18.41
 Morningstar Small       12.84   18.18   -3.64  26.12  19.66  25.51  -0.97  16.65   14.39
 Blend Category

SMALLCAP GROWTH FUND
CLASS J/ (1)/
Invista Small Company   -33.86   66.37   -2.47  34.77  14.19
Growth Composite
 Russell 2000 Growth    -22.43   43.09    1.23  12.95  11.26  31.04  -2.43  13.36    7.77
 Index
 Morningstar Small       -5.71   61.45    4.49  18.19  19.99  35.44  -0.28  16.70   11.99
 Growth Category

PARTNERS SMALLCAP
GROWTH FUND I CLASS J/
(1)/
Neuberger Berman        -28.36  134.28
SmallCap Growth
Composite
 Russell 2000 Growth    -22.43   43.09    1.23  12.95  11.26  31.04  -2.43  13.36    7.77
 Index
 Morningstar Small       -5.71   61.45    4.49  18.19  19.99  35.44  -0.28  16.70   11.99
 Growth Category

PARTNERS SMALLCAP
GROWTH FUND II CLASS
J/ (1)/
UBS U.S. Small           24.24   45.42  -10.81  22.93  18.54  23.44
Capitalization Growth
Equity Composite
 S&P SmallCap             0.57   19.57    2.29  15.67  16.09  29.07  -5.47
 600/Barra Growth
 Index
 Morningstar Small       -5.71   61.45    4.49  18.19  19.99  35.44  -0.28  16.70   11.99
 Growth Category

SMALLCAP S&P 600 INDEX
FUND CLASS J/ (1)/
Invista Small Cap S&P    10.17
600 Index Composite
 S&P SmallCap 600        11.80   12.40   -1.31  25.58  21.32  29.97  -4.77  18.78   21.04
 Index
 Morningstar Small       12.84   18.18   -3.64  26.12  19.66  25.51  -0.97  16.65   14.39
 Blend Category

SMALLCAP VALUE FUND
CLASS J/ //(1)/
Invista Small Cap        12.05   -8.92   -6.03  33.65  28.44
Value Composite
 Russell 2000 Value      22.83   -1.49   -6.45  31.78  21.37  25.75  -1.27  23.84   29.14
 Index
 Morningstar Small       16.98    4.49   -6.99  30.04  25.53  25.13  -0.81  16.72   20.29
 Value Category

/(1)/ Class J Shares
inception 03/01/01

                        ------------------------------------------------------------------



FV 208 Q-7
    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

PERFORMANCE RESULTS - AGGRESSIVE FUNDS

                                AVERAGE ANNUAL PERFORMANCE
                               (THROUGH SEPTEMBER 30, 2002)

                                                            LIFE
                         YTD    1 YR   3 YR   5 YR  10 YR  OF FUND       2001
                        --------------------------------------------     -------
PARTNERS SMALLCAP
VALUE FUND CLASS J/
(1)/                    -18.90  -3.79    N/A   N/A    N/A   -4.46
Ark Asset Small Cap                                                  -
Value Composite         -18.05  -2.07  12.63  6.29    N/A                21.50
 Russell 2000 Value
 Index                  -15.57  -1.45   6.28  2.08  11.70                14.02
 Morningstar Small
 Value Category         -15.52  -1.09   6.78  1.64  10.91                17.31

/(1)/ Class J Shares
inception 03/01/01

                        --------------------------------------------     -------
                                             ANNUAL PERFORMANCE
                                          (YEAR ENDED DECEMBER 31)


                        2000   1999   1998   1997   1996   1995   1994   1993    1992
                        ---------------------------------------------------------------
PARTNERS SMALLCAP
VALUE FUND CLASS J/
(1)/
Ark Asset Small Cap     33.67   6.05  -1.89  32.41  24.03  33.78
Value Composite
 Russell 2000 Value     22.83  -1.49  -6.45  31.78  21.37  25.75  -1.27  23.84   29.14
 Index
 Morningstar Small      16.98   4.49  -6.99  30.04  25.53  25.13  -0.81  16.72   20.29
 Value Category

/(1)/ Class J Shares
inception 03/01/01

                        ---------------------------------------------------------------



FV 208 Q-7
    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

PERFORMANCE RESULTS - DYNAMIC FUNDS

                                  AVERAGE ANNUAL PERFORMANCE
                                 (THROUGH SEPTEMBER 30, 2002)

                                                                LIFE
                         YTD     1 YR    3 YR    5 YR   10 YR  OF FUND        2001
                        ------------------------------------------------     --------
INTERNATIONAL EMERGING
MARKETS FUND CLASS J/
(1)/                    -13.80    9.07     N/A     N/A    N/A  -11.97
Invista International
Emerging Markets
Equity Composite        -13.28   10.62   -6.38   -7.65    N/A                 -3.66
 MSCI Emerging Markets
 Free Index-ID          -16.16    5.85  -12.04  -11.92  -0.99                 -4.91
 Morningstar
 Diversified Emerging
 Markets Category       -13.26   7.489   -7.58  -10.00  -0.46                 -3.73

INTERNATIONAL FUND I
CLASS J/ (1)/           -21.59  -14.81     N/A     N/A    N/A  -23.75
Invista International
Broad Markets
Composite               -20.02  -12.40  -13.04   -6.03   6.14                -24.79
 MSCI EAFE (Europe,
 Australia, Far East)
 Index-ND               -21.04  -15.53  -14.60   -5.65   2.95                -21.44
 Morningstar Foreign
 Stock Category         -20.55  -13.69  -12.70   -4.78   4.22                -21.93

INTERNATIONAL FUND II
CLASS J/ (1)/           -21.38  -15.44     N/A     N/A    N/A  -22.19
BT International
Composite               -21.39  -15.34     N/A     N/A    N/A                -21.75
 MSCI EAFE (Europe,
 Australia, Far East)
 Index-ND               -21.04  -15.53  -14.60   -5.65   2.95                -21.44
 Morningstar Foreign
 Stock Category         -20.55  -13.69  -12.70   -4.78   4.22                -21.93

INTERNATIONAL SMALLCAP
FUND CLASS J/ (1)/      -17.95   -6.75     N/A     N/A    N/A  -20.37
Invista International
Small Cap Equity
Composite               -17.28   -5.67   -7.92    2.56    N/A                -21.87
 MSCI EAFE Small Cap
 Index                   -7.53   -1.57   -9.14     N/A    N/A                -12.51
 Morningstar Foreign
 Stock Category         -20.55  -13.69  -12.70   -4.78   4.22                -21.93

/(1)/ Class J Shares
inception 03/01/01

                        ------------------------------------------------     --------
                                               ANNUAL PERFORMANCE
                                            (YEAR ENDED DECEMBER 31)


                         2000   1999    1998    1997   1996   1995   1994   1993     1992
                        -------------------------------------------------------------------
INTERNATIONAL EMERGING
MARKETS FUND CLASS J/
(1)/
Invista International   -28.63  63.25  -17.59   11.38  25.57   7.46
Emerging Markets
Equity Composite
 MSCI Emerging Markets  -31.86  63.70  -27.52  -13.41   3.92  -6.95  -8.67  71.26
 Free Index-ID
 Morningstar            -31.11  71.86  -27.03   -3.68  13.35  -3.45  -9.27  73.26     0.26
 Diversified Emerging
 Markets Category

INTERNATIONAL FUND I
CLASS J/ (1)/
Invista International    -7.57  25.78   10.47   12.43  24.54  14.07  -2.38  44.82     2.73
Broad Markets
Composite
 MSCI EAFE (Europe,     -14.17  26.96   20.00    1.78   6.05  11.21   7.78  32.56   -12.17
 Australia, Far East)
 Index-ND
 Morningstar Foreign    -15.66  44.49   13.00    5.43  12.39   9.82  -0.40  36.71    -4.54
 Stock Category

INTERNATIONAL FUND II
CLASS J/ (1)/
BT International
Composite
 MSCI EAFE (Europe,     -14.17  26.96   20.00    1.78   6.05  11.21   7.78  32.56   -12.17
 Australia, Far East)
 Index-ND
 Morningstar Foreign    -15.66  44.49   13.00    5.43  12.39   9.82  -0.40  36.71    -4.54
 Stock Category

INTERNATIONAL SMALLCAP
FUND CLASS J/ (1)/
Invista International   -11.70  86.79   13.24   15.62  40.53   3.61
Small Cap Equity
Composite
 MSCI EAFE Small Cap     -7.56  19.73
 Index
 Morningstar Foreign    -15.66  44.49   13.00    5.43  12.39   9.82  -0.40  36.71    -4.54
 Stock Category

/(1)/ Class J Shares
inception 03/01/01

                        -------------------------------------------------------------------



FV 208 Q-7
    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

PERFORMANCE RESULTS - LIFETIME FUNDS

                                 AVERAGE ANNUAL PERFORMANCE
                                (THROUGH SEPTEMBER 30, 2002)

                                                               LIFE
                         YTD     1 YR    3 YR   5 YR   10 YR  OF FUND        2001
                        -----------------------------------------------     --------
LIFETIME 2010 FUND
CLASS J/ (1)/            -7.82   -4.25     N/A    N/A   N/A    -6.14
 S&P 500 Index          -28.15  -20.47  -12.88  -1.62  8.99                 -11.88
 Lehman Brothers
 Aggregate Bond Index     8.56    8.60    9.49   7.83  7.37                   8.42
 Morningstar Domestic
 Hybrid Category        -13.11   -8.24   -2.99   0.74  7.02                  -4.01

LIFETIME 2020 FUND
CLASS J/ (1)/           -10.83   -5.80     N/A    N/A   N/A    -8.52
 S&P 500 Index          -28.15  -20.47  -12.88  -1.62  8.99                 -11.88
 Lehman Brothers
 Aggregate Bond Index     8.56    8.60    9.49   7.83  7.37                   8.42
 Morningstar Domestic
 Hybrid Category        -13.11   -8.24   -2.99   0.74  7.02                  -4.01

LIFETIME 2030 FUND
CLASS J/ (1)/           -14.27   -8.55     N/A    N/A   N/A   -11.70
 S&P 500 Index          -28.15  -20.47  -12.88  -1.62  8.99                 -11.88
 Lehman Brothers
 Aggregate Bond Index     8.56    8.60    9.49   7.83  7.37                   8.42
 Morningstar Domestic
 Hybrid Category        -13.11   -8.24   -2.99   0.74  7.02                  -4.01

LIFETIME 2040 FUND
CLASS J/ (1)/           -17.06   -9.68     N/A    N/A   N/A   -12.48
 S&P 500 Index          -28.15  -20.47  -12.88  -1.62  8.99                 -11.88
 Lehman Brothers
 Aggregate Bond Index     8.56    8.60    9.49   7.83  7.37                   8.42
 Morningstar Domestic
 Hybrid Category        -13.11   -8.24   -2.99   0.74  7.02                  -4.01

LIFETIME 2050 FUND
CLASS J/ (1)/           -20.61  -12.94     N/A    N/A   N/A   -17.14
 S&P 500 Index          -28.15  -20.47  -12.88  -1.62  8.99                 -11.88
 Lehman Brothers
 Aggregate Bond Index     8.56    8.60    9.49   7.83  7.37                   8.42
 Morningstar Large
 Blend Category         -26.36  -18.99  -11.51  -2.53  7.83                 -13.68

LIFETIME STRATEGIC
INCOME FUND CLASS J/
(1)/                     -4.78   -2.03     N/A    N/A   N/A    -3.31
 S&P 500 Index          -28.15  -20.47  -12.88  -1.62  8.99                 -11.88
 Lehman Brothers
 Aggregate Bond Index     8.56    8.60    9.49   7.83  7.37                   8.42
 Morningstar Domestic
 Hybrid Category        -13.11   -8.24   -2.99   0.74  7.02                  -4.01

/(1)/ Class J Shares
inception 06/15/01

                        -----------------------------------------------     --------
                                             ANNUAL PERFORMANCE
                                          (YEAR ENDED DECEMBER 31)


                        2000   1999   1998   1997   1996   1995   1994   1993    1992
                        --------------------------------------------------------------
LIFETIME 2010 FUND
CLASS J/ (1)/
 S&P 500 Index          -9.11  21.04  28.58  33.36  22.96  37.58   1.32  10.08   7.62
 Lehman Brothers        11.63  -0.82   8.69   9.65   3.63  18.47  -2.92   9.75   7.40
 Aggregate Bond Index
 Morningstar Domestic    2.06   8.24  12.50  18.24  13.07  24.87  -2.56  12.07   8.22
 Hybrid Category

LIFETIME 2020 FUND
CLASS J/ (1)/
 S&P 500 Index          -9.11  21.04  28.58  33.36  22.96  37.58   1.32  10.08   7.62
 Lehman Brothers        11.63  -0.82   8.69   9.65   3.63  18.47  -2.92   9.75   7.40
 Aggregate Bond Index
 Morningstar Domestic    2.06   8.24  12.50  18.24  13.07  24.87  -2.56  12.07   8.22
 Hybrid Category

LIFETIME 2030 FUND
CLASS J/ (1)/
 S&P 500 Index          -9.11  21.04  28.58  33.36  22.96  37.58   1.32  10.08   7.62
 Lehman Brothers        11.63  -0.82   8.69   9.65   3.63  18.47  -2.92   9.75   7.40
 Aggregate Bond Index
 Morningstar Domestic    2.06   8.24  12.50  18.24  13.07  24.87  -2.56  12.07   8.22
 Hybrid Category

LIFETIME 2040 FUND
CLASS J/ (1)/
 S&P 500 Index          -9.11  21.04  28.58  33.36  22.96  37.58   1.32  10.08   7.62
 Lehman Brothers        11.63  -0.82   8.69   9.65   3.63  18.47  -2.92   9.75   7.40
 Aggregate Bond Index
 Morningstar Domestic    2.06   8.24  12.50  18.24  13.07  24.87  -2.56  12.07   8.22
 Hybrid Category

LIFETIME 2050 FUND
CLASS J/ (1)/
 S&P 500 Index          -9.11  21.04  28.58  33.36  22.96  37.58   1.32  10.08   7.62
 Lehman Brothers        11.63  -0.82   8.69   9.65   3.63  18.47  -2.92   9.75   7.40
 Aggregate Bond Index
 Morningstar Large      -6.97  19.72  21.95  27.43  20.37  31.99  -1.08  11.12   7.62
 Blend Category

LIFETIME STRATEGIC
INCOME FUND CLASS J/
(1)/
 S&P 500 Index          -9.11  21.04  28.58  33.36  22.96  37.58   1.32  10.08   7.62
 Lehman Brothers        11.63  -0.82   8.69   9.65   3.63  18.47  -2.92   9.75   7.40
 Aggregate Bond Index
 Morningstar Domestic    2.06   8.24  12.50  18.24  13.07  24.87  -2.56  12.07   8.22
 Hybrid Category

/(1)/ Class J Shares
inception 06/15/01

                        --------------------------------------------------------------



FV 208 Q-7
    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

IMPORTANT NOTES TO THE APPENDIX


LEHMAN BROTHERS AGGREGATE BOND INDEX represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.


LEHMAN BROTHERS LONG TERM GOV'T./CREDIT INDEX is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index with maturities of 10 years or greater. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.


LEHMAN BROTHERS MORTGAGE BACKED SECURITIES INDEX is composed of all fixed-rate, securitized mortgage pools by GNMA, FNMA, and the FHLMC, including GNMA Graduated Payment Mortgages. The minimum principal amount required for inclusion is $50 million. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.


LEHMAN BROTHERS MUTUAL FUND 1-5 GOVERNMENT/CREDIT INDEX is composed of treasury notes, agencies, and credits rated BBB or better, and with maturities of 1 year or greater and 5 years or less. It is a rolling mix of issues, as new issues are added and issues becoming less than 1 year to maturity are deleted.


LEHMAN BROTHERS MUTUAL FUND U.S. GOVERNMENT 1-3 YEAR INDEX is composed of both the Treasury Bond Index (all public obligations of the U.S. Treasury, excluding flower bonds and foreign-targeted issues ) and the Agency Bond Index (all publicly issued debt of U.S. Government agencies and quasi-federal corporations and corporate-debt guaranteed by the U.S. Government). These bonds also must have maturities of 1 to 3 years.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE (EUROPE, AUSTRALIA AND FAR
EAST) INDEX is a stock index designed to measure the investment returns of developed economies outside of North America.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE (EUROPE, AUSTRALIA AND FAR
EAST) SMALLCAP INDEX is a stock index designed to measure the investment returns small cap companies of developed economies outside of North America.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EMF (EMERGING MARKETS FREE) INDEX
 is capitalization weighted and consists of stocks from 26 countries. These countries include: Argentina, Brazil, Chile, China Free, Columbia, Czech Republic, Greece, Hungary, India, Indonesia Free, Israel, Jordan, Korea at 50%, Malaysia Free, Mexico Free, Pakistan, Peru, Philippines Free, Poland, Portugal, South Africa, Sri Lanka, Taiwan at 50%, Thailand Free, Turkey and Venezuela.


MORGAN STANLEY REIT INDEX is a total-return index comprised of the most actively traded real estate investment trusts, and is designed to be a measure of real estate equity performance.


RUSSELL 1000 GROWTH INDEX is an index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.


RUSSELL 1000 VALUE INDEX is an index that measures the performance of those Russell 1000 companies with lower price to book ratios and lower forecasted growth values.


RUSSELL 2000 GROWTH INDEX measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.


RUSSELL 2000 INDEX measures the performance of the 2,000 smallest companies in the Russell 3000 Index.

FV 208 Q-7
    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

RUSSELL 2000 VALUE INDEX measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.


RUSSELL MIDCAP INDEX is an index that measures the performance of the 800 smallest companies in the Russell 1000 Index.


RUSSELL MIDCAP GROWTH INDEX measures the performance of those Russell MidCap companies with lower price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Value index.


RUSSELL MIDCAP VALUE INDEX is an index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Value index.


S&P 500 INDEX is a market capitalization-weighted index of 500 widely held stocks often used as a proxy for the stock market. It measures the movement of the largest issues. Standard & Poor's chooses the member companies for the 500 based on market size, liquidity and industry group representation. Included are the stocks of industrial, financial, utility and transportation companies.


S&P MIDCAP 400/BARRA VALUE INDEX is a market capitalization-weighted index of all the stocks in the S&P 400 that have low price-to-book ratios. The index is rebalanced semi-annually on January 1 and July 1.


S&P/BARRA 500 VALUE INDEX is a market capitalization-weighted index of the stocks in the S&P 500 Index having the highest book to price ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis.


S&P SMALLCAP 600/BARRA GROWTH INDEX is a market capitalization-weighted index of the stocks in the S&P SmallCap 600 Index having the lowest book to price ratios. The index consists of approximately half of the S&P SmallCap 600 on a market capitalization basis.


S&P MIDCAP 400 INDEX includes approximately 10% of the capitalization of U.S. equity securities. These are comprised of stocks in the middle capitalization range. Any mid-sized stocks already included in the S&P 500 are excluded from this index.


S&P SMALLCAP 600 INDEX consists of 600 domestic stocks chosen for market size, liquidity and industry group representation. It is a market weighted index (stock price x shares outstanding), with each stock affecting the index in proportion to its market value.


MORNINGSTAR DIVERSIFIED EMERGING MARKETS CATEGORY consists of diversified emerging-markets funds which invest in developing nations. Most funds divide their assets among 20 or more nations, although they tend to focus on the emerging markets of Asia and Latin America rather than on those of the Middle East, Africa, or Europe.


MORNINGSTAR DOMESTIC HYBRID CATEGORY consists of domestic-hybrid funds that divide their assets among stocks. These funds tend to focus on conservative stocks and bonds.


MORNINGSTAR FOREIGN STOCK CATEGORY consists of foreign-stock funds that can invest in any country outside the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. They tend to invest the rest in emerging markets such as Hong Kong, Brazil, Mexico and Thailand.


MORNINGSTAR INTERMEDIATE GOVERNMENT CATEGORY consists of intermediate-term government funds that devote at least 90% of their bond holdings to government issues. These funds have, on average, durations between 3.5 and six years.

FV 208 Q-7
    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

MORNINGSTAR INTERMEDIATE-TERM BOND CATEGORY consists of intermediate-term bond funds that have average durations that are greater than 3.5 years and less than six years. Most of the funds rotate among a variety of sectors in the bond market, based upon which appear to offer better values.


MORNINGSTAR LARGE BLEND CATEGORY consists of large-cap blend funds that focus on big companies that are fairly representative of the overall stock market in both size and price. They tend to invest across the spectrum of U.S. industries and owing to their broad exposure, the funds' returns are often similar to the S&P 500 Index.


MORNINGSTAR LARGE GROWTH CATEGORY consists of large-cap growth funds that invest in big companies that are projected to grow faster than the overall stock market. Most of these funds focus on either companies in rapidly expanding industries with a high percentage of sales coming from foreign markets.


MORNINGSTAR LARGE VALUE CATEGORY consists of large-cap value funds that focus on big companies that are less expensive than the market as a whole. They often come from the utilities, energy, financial, and cyclical sectors, and many pay dividends. They also generally have more-stable stock prices.


MORNINGSTAR LONG-TERM BOND CATEGORY consists of long-term bond funds that have average durations that exceed six years. Most of them hold some portion of assets in corporate bonds, either investment-grade or high-yield issues, or both.


MORNINGSTAR MID-CAP BLEND CATEGORY consists of mid-cap blend funds that typically invest in stocks of various sizes and mixed characteristics, giving it a middle-of-the road profile. Most shy away from high-priced growth stocks, but aren't so price-conscious that they land in value territory.


MORNINGSTAR MID-CAP GROWTH CATEGORY consists of mid-cap growth funds that typically focus directly on mid-size companies though some invest in stocks of all sizes. Mid-cap growth funds target firms that are projected to grow faster than the overall market, therefore commanding relatively higher prices. Many of these stocks are found in the volatile technology, health-care, and services sectors.


MORNINGSTAR MID-CAP VALUE CATEGORY consists of mid-cap value funds that buy stocks mainly of medium-size companies that are cheap relative to their earnings potential.


MORNINGSTAR SHORT-TERM BOND CATEGORY consists of short-term bond funds that have durations that stay between one and 3.5 years. These funds invest in a variety of bonds, from the most creditworthy, such as Treasury bonds, to mortgages and corporates, and on rare occasions, even more speculative high-yield and emerging markets debt.


MORNINGSTAR SMALL BLEND CATEGORY consists of small-cap blend funds that favor firms at the smaller end of the market-capitalization range, and are flexible in the types of small caps they buy. They own everything from fairly cheap, out-of-favor stocks to somewhat expensive growth stocks. They thus provide exposure both to traditional value sectors, such as financials and cyclicals, and to growth sectors like technology and health care.


MORNINGSTAR SMALL GROWTH CATEGORY consists of small-cap growth funds that focus on stocks at the lower end of the market-capitalization range. These funds tend to favor companies in up-and-coming industries or young firms in their early growth stages and tend to be volatile.


MORNINGSTAR SMALL VALUE CATEGORY consists of small-cap value funds that invest in less-popular companies at the smaller end of the size range and may focus on finding temporarily depressed stocks of companies working through business problems.


MORNINGSTAR SPECIALTY - REAL ESTATE CATEGORY consists of specialty real-estate funds that invest primarily in real-estate investment trusts (REITs) of various types. The performance of these funds is less connected to the overall market than most other types of stock funds.


(C) 2002 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

FV 208 Q-7
    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.